Filed with the Securities and Exchange Commission on April 13, 2026
REGISTRATION NO. 333-114561; 333-290879
INVESTMENT COMPANY ACT NO. 811-09327

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 25 (333-114561)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 216 (811-09327)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 1 (333-290879)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registered Separate Account)

EVERLAKE LIFE INSURANCE COMPANY
(Name of Insurance Company)

3100 SANDERS ROAD, SUITE 303
NORTHBROOK, ILLINOIS 60062
(Address of Insurance Company’s principal executive offices)

(847) 665-9930
(Insurance Company’s Telephone Number, including Area Code)

ANGELA FONTANA
DIRECTOR, SENIOR VICE PRESIDENT, CHIEF LEGAL OFFICER AND SECRETARY
EVERLAKE LIFE INSURANCE COMPANY
3100 SANDERS ROAD, SUITE 303
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
RICHARD CHOI
CARLTON FIELDS, P.A.
1625 EYE STREET NW, SUITE 800
WASHINGTON, DC 20006

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this Registration Statement

It is proposed that this filing become effective: (check appropriate box)

□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on May 1, 2026 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on _______ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

□	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
□	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
□

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

⊠	Insurance Company relying on Rule 12h-7 under the Exchange Act
□	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

The Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
Registered Separate Account: Everlake Financial Advisors Separate Account I
Issued by: Everlake Life Insurance Company (“Everlake Life”)
Everlake Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758543, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584

Prospectus dated May 1, 2026

Everlake Life Insurance Company (“Everlake Life”, “we”, “our”, “the Company”, or “us”) offered the following individual and group flexible premium deferred variable annuity contracts (together “Contracts”) (each, a “Contract” or “Annuity”):

•	Advisor

•	Advisor Plus

•	Advisor Preferred with 5-Year Withdrawal Charge Option

•	Advisor Preferred with 3-Year Withdrawal Charge Option

•	Advisor Preferred with No Withdrawal Charge Option

The Contracts are no longer offered for new sales effective January 14, 2008. If you have already purchased a Contract you may continue to make purchase payments according to the Contract. Each additional purchase payment must be at least $1,000.   The Contracts were offered through third parties intermediaries who charge an advisory fee for their services which is in addition to the contract fees and expenses.

There are various Investment Options available to you under your Contract, including the Market Value Adjusted Fixed Account Option (the “Market Value Adjusted Fixed Account Option” or “MVA Account Option”). See “Appendix A” for additional information about each investment option.

For the Advisor Plus Contracts with the Credit Enhancement, the expenses may be higher than for contracts without a Credit Enhancement, the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Advisor Plus Contract, and the withdrawal charge period is longer.

The Contract includes an optional benefit that has a fee, which if elected will be deducted periodically from amounts allocated to the Market Value Adjustment Fixed Account prior to the end of a Guarantee Period. In addition, certain contracts have advisory fees that you may elect to have deducted from your Contract Value. Such ongoing deductions could have adverse effects on the Market Value Adjustment Fixed Account. If an investor intends to elect such ongoing deductions, they should consult with a financial professional regarding whether the Contract is appropriate for them.

This prospectus sets forth information about the Annuity that you should know before investing. Please read this prospectus and keep it for future reference. The Annuity is a complex investment involves risks, including potential loss of principal.

This prospectus describes all the investment options, features, and benefits that we make available under the Annuity. The availability of investment options, features and benefits described in this prospectus may vary depending on the broker-dealer through which the Contract is sold (“financial intermediary variations”). We have identified all such financial intermediary variations that are known or reasonably available to us. Financial intermediary variations may be imposed by some broker-dealers without our knowledge. For example, your Financial Professional may not recommend a particular investment option or benefit to you because of a decision by the Financial Professional’s broker-dealer not to offer that investment option or benefit to its customers. Taking into consideration the breadth of our distribution network, we are unable to obtain information about all financial intermediary variations without unreasonable effort or expense. You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the investment options, benefits or other features available to you through your Financial Professional.

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals may reduce the level of various optional benefit guarantees and could result in taxes and tax penalties. In addition, premature withdrawals from a  Market Value Adjustment Option will result in a Market Value Adjustment. In extreme circumstances, the maximum potential loss resulting from a negative Market Value Adjustment is 100% of the amount invested in a Market Value Adjustment Option. The following transactions, when they occur more than 30 days after the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), (v) the deduction of fees (including Advisory Fees), and (vi) the payment of the basic death benefit.

The Company’s obligations under the Annuity are subject to its financial strength and claims-paying ability. In compliance with U.S. law, we deliver this prospectus to Annuity Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Annuity Owners while outside of the United States.

These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency.

Additional information about certain investment products, including variable annuities and market value adjusted annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

IMPORTANT NOTICES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ASADVISOR

Glossary of Terms

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.

Accumulation Phase:  The period that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.

Accumulation Unit: A unit of measurement used to measure the value of your investment in the Variable Options during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Option to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Option by (ii) the Accumulation Unit Value of that Variable Option next computed after we receive your payment or transfer.

Accumulation Unit Value: Each Variable Option has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).

Annuitant:  The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3).

Automatic Additions Program: A programs that permits subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

Automatic Portfolio Rebalancing Program: A program that provides for the automatic rebalancing of the Contract Value in each Variable Variable Option and return it to the desired percentage allocations after the performance of each Variable Option causes a shift in the percentage you allocated to each Variable Option.

Beneficiary(ies):  The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.

•	Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

•	Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

Co-Annuitant:  An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.

Code:  The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Contract:  Advisor, Advisor Plus, Advisor Preferred, are each an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Everlake Life, a life insurance company. In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.

Contract Anniversary:  Each twelve-month period from the date of your contract’s issue date.

Contract Owner (“you”):  The person(s) having the privileges of ownership defined in the Contract.

Contract Value (“Account Value”): During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Options you have selected, plus your value in the Fixed Account Option(s) offered by your Contract. Your contract value includes the value of any contract amounts allocated to the MVA Account Option.

Contract Year:  The annual period of time measured from the date we issue your Contract or a Contract Anniversary.

Credit Enhancement:  For Advisor Plus Contracts, an amount added to your Contract Value each time you make a purchase payment, of up to 5% of the purchase payment depending on your issue age and total purchase payments.

Custodial Account:  A trust or custodial account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.

Dollar Cost Averaging Program: A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Option or any Fixed Account Option to any of the other Variable Options.

Due Proof of Death:  Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.

Fixed Account Options:  Investment Options offered through our general account that credit interest at rates we guarantee. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option (“MVA Account Option”). We may offer additional Fixed Account Options in the future. Some Options are not available in all states.

Free Withdrawal Amount:  An amount equal to 15% of all purchase payments (excluding Credit Enhancements for Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. Free withdrawals from an MVA Account Option may be subject to a Market Value Adjustment.

Good Order:  Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.

Income Plan:  A series of payments made on a scheduled basis to you or to another person designated by you.

Investment Options: The Fixed Account Options and the Variable Options that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Portfolios.

Issue Date:  The date we issue your Contract.

Market Value Adjustment:  A calculation we apply to reflect changes in interest rates from the time you first allocate money to a MVA Account Option to the time the money is taken out of that MVA Account Option under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. For more information regarding the  Market Value Adjustment, please see the Statement of Additional Information for more information.

Payout Phase:  The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.

Payout Start Date:  The date we apply your money to provide income payments.

Portfolios: The underlying funds in which a Variable Option invests. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Qualified Contracts: Contracts held in a plan which provides that the income on tax sheltered annuities is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.

Settlement Value:  The amount paid in the event of a full withdrawal of the Contract Value. The account value of each contract amount allocated to an MVA Account Option is also included in the Settlement Value.

Standard Fixed Account Option:  An option that, if you have selected the Advisor Contract, allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period.

Systematic Withdrawal Program:  A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.

Valuation Date:  The term used to indicate a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).

Variable Account: An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Options, each of which is available under the Contract.

Variable Option:  An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

We, Us, Our, Everlake Life, or the Company: Everlake Life Insurance Company.

you, your, Owner: The Owner(s) shown in the Contract.

Overview of the Contract

Overview of the Contract
Purpose of the Contract

This Contract is a variable annuity contract and is designed to help the investor accumulate assets on a tax-deferred basis through an investment portfolio and to provide or supplement the investor’s retirement income. This Contract may be appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, and has funds available to invest that are not required to meet current needs. The Contract is not intended for people who may need to make early or frequent withdrawals.

The Contract has various optional features and benefits that may be appropriate for you based on your financial objectives and situation. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. These optional features may impose additional fees, as summarized in the Fee Table.

For the Advisor Plus Contracts  with the Credit Enhancement, please note that the expenses may be higher than contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Advisor Plus Contract, and the withdrawal charge period is longer.

Phases of the Contract

Accumulation Phase: This is the period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.

Payout Phase: You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Options, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios.

Generally, you may not make withdrawals  after the Payout Start Date. One exception to this rule applies if you are receiving payments under Income Plan 3. See “Annuity Period” for additional information.

After the Payout Start Date, death benefits and any living benefits will terminate.

Investment Options

During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Options and/or Fixed Account Options.

Variable Options: The Variable Option we make available each invest in an underlying Portfolio whose share price generally fluctuates each day. The Variable Options do not provide any level of protection against negative returns. You are at risk of losing principal and any earnings if you allocate funds to a Portfolio.

Fixed Account Option: If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. The MVA Account Option is a Fixed Account Option. The MVA Account Option offers fixed interest rates that we guarantee for specified periods we call Guarantee Period Accounts. An investment in the MVA Account Option may be appropriate for investors who seek a fixed rate of return on either all or a portion of their Account Value and do not need access to their money before the end of the Guarantee Period.

If you withdraw or transfer assets from an MVA Account Option more than 30 days  after the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose a significant amount of money due to a negative Market Value Adjustment. The following transactions, when they occur more than 30 days  after the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), (v) the deduction of fees (including Advisory Fees), and (vi) the payment of the basic death benefit.

Additional information about the MVA Account Option and the Portfolios is provided in “Appendix A” to the prospectus.

Contract Features
Death Benefit

At no additional charge, if you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. For an added charge, you can also select an additional death benefit option, which may increase the amount of money payable to your designated beneficiaries upon your death.

Optional Withdrawal Benefits

The prospectus describes optional withdrawal benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and guarantee a minimum income amount.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

These benefits are more fully described in the “Benefits Available Under the Contract” section of this prospectus. Please keep in mind, once you have selected an optional benefit, your ability to select a different option may be limited. We may discontinue offering these options at any time.

Dollar Cost Averaging (“DCA”)

Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Option or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Option.

Portfolio Rebalancing

If you select our Automatic Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Contract Value in each Variable Option and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

Systematic Withdrawal Program	At no additional charge, this program allows you to receive regular automatic withdrawals from your Contract on a monthly basis at any time prior to the Payout Start Date.
Credit Enhancements

For Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment, depending on your issue age and total purchase payments. There is no limit on the time period that credits can be applied to purchase payments.

Key Information

Important Information You Should Consider About the Contract
	Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes

Market Value Adjustments: If you withdraw or transfer assets from a MVA Account Option more than 30 days  after the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in a  MVA Account Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a MVA Account Option with a 12 month Guarantee Period and later withdraw the entire amount before the 12 months have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days  after the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), (v) the deduction of fees (including Advisory Fees), and (vi) the payment of the basic death benefit.

Advisor: If you withdraw money from the Contract within 7 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 7 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

Advisor Plus: If you withdraw  money from the Contract within 8 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 8.5% of the purchase payments withdrawn, declining to 0% over 8 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,500 on a $100,000 investment.

Advisor Preferred with:

5-Year Withdrawal Charge Option: If you withdraw money from the Contract within 5 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 5 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

3-Year Withdrawal Charge Option: If you withdraw money from the Contract within 3 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 3 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

No Withdrawal Charge Option: There are no Withdrawal Charges for this Option

Charges and Adjustments
Are There Transaction Charges?

Yes

In addition to Withdrawal Charges and Market Value Adjustments, you may be charged for transferring cash value between Investment Options, as follows:

Transfer Fee. You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.

Charges and Adjustments and Transfers

Are There Ongoing Fees and Expenses?

Yes

The following table describes the fees and expenses that you may pay each year, excluding advisory fees paid to financial intermediaries, depending on the Investment Options and optional benefits  you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the Contract options you have elected.

				Charges and Adjustments, Annuity Period, and Death Benefits
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets of the Variable Options)
	Advisor	1.29%	1.48%
	Advisor Plus	1.59%	1.78%
	Advisor Preferred (varies by class)	1.59%	1.98%
	Portfolio Company fees and expenses	0.34%	1.62%
	Optional benefits available for an additional charge (all Contracts, for a single optional benefit, if elected):	0.10% (as a percentage of Contract Value)	0.75% (as a percentage of the net assets allocated to the Variable Options)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges and negative Market Value Adjustments  that substantially increase costs.

	Lowest Annual Cost (in dollars): Advisor $1,833 Advisor Plus $2,140 Advisor Preferred $2,140	Highest Annual Cost (in dollars): Advisor $5,640 Advisor Plus $5,942 Advisor Preferred $6,144

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract classes and Portfolio Company fees and expenses

•

No optional benefits

•

No sales charges or advisory fees

•

No additional purchase payments, transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract classes, optional benefits and Portfolio Company fees and expenses

•

No sales charges or advisory fees

•

No additional purchase payments, transfers or withdrawals

	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the period of time that withdrawal charges are assessed on your Contract. Any withdrawals you make prior to the age of 59½ may also be subject to a 10% additional tax. If you withdrawal or transfer assets from the MVA Account Option more than 30 days after the end of the Guarantee Period we will apply a Market Value Adjustment, which may decrease your initial amount invested.

Charges and Adjustments, Transfers, and Taxes
What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you selected which are available under the Contract (e.g., the Portfolios and MVA Account Option). Each investment option, including any investment options, will have its own unique risks. You should review these Investment Options before making an investment decision.

Variable Options, Fixed Options

	Risks	Location in Prospectus
What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to Everlake Life. Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of Everlake Life. If Everlake Life experiences financial distress, it may not be able to meet its obligations to you. More information about Everlake Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.

Fixed Options

	Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?

Yes

Certain Variable Options may not be available depending on the date you purchased your Contract. In addition, Certain Variable Options are closed to Contract Owners not invested in the specified Variable Options by a designated date.

There are limitations on the transfer of Contract Value among Certain Variable Options and from the Fixed Account.

We impose a charge for transfers among Variable Options in excess of the 12.

We reserve the right to remove, substitute, or close Portfolios as Investment Options.

We reserve the right to limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities.

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page for additional information.

Not all Fixed Account Options are available in all states or with all Contracts.

Charges and Adjustments, Investment Options.
Are There any Restrictions on Contract Benefits?

Yes

There are restrictions and limitations relating to benefits offered under the Contract. Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.

We may discontinue of the availability of any optional benefit at any time prior to the time you elect it.

Certain optional benefits limit or restrict the Investment Options you may select under the contract. We may change these restrictions in the future.

Certain optional benefits have Contract Value minimums. If withdrawals reduce your Contract Value below the minimum, your optional benefit(s) may be reduced or terminated.

Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page for additional information

Annuity Period and Death Benefits

	Taxes	Location in Prospectus
What are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral. Withdrawals will be subject to ordinary income tax and may also be subject to a 10% tax if taken before age 59½.

Taxes

	Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?

Some investment professionals may receive compensation for selling the Contracts to you in the form of commissions and other non-cash compensation (e.g., marketing allowances). Thus, these investment professionals may have a financial incentive to offer or recommend the Contracts over another investment.

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Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

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Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from your Contract. Please refer to your Contract  data page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Charges and Adjustments” section.

Transaction Expenses

Withdrawal Charge(1):	Maximum
(as a percentage of purchase payments withdrawn)
Advisor	7%
Advisor Plus	8.5%
Advisor Preferred with:
5-Year Withdrawal Charge Option	7%
3-Year Withdrawal Charge Option	7%
No Withdrawal Charge Option	None
Transfer Fee(2):	Up to 2.00% of the amount transferred

(1)	Withdrawal Charges in subsequent years*
	Number of full years from application of each Purchase Payment	0	1	2	3	4	5	6	7	8
	Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
	Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
	Advisor Preferred with:
	5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
	3-Year Withdrawal Charge Option	7%	6%	5%	0%
	No Withdrawal Charge Option					None
*

Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.

(2)

There is no charge for the first 12 transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from a MVA Account Option before the expiration of a specified period.

Adjustments	Maximum
Market Value Adjustment Maximum Potential Loss (as a percentage of Unadjusted Account Value in the MVA Account Option)(1)	100%
(1)	The following transactions, when they occur more than 30 days after the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), (v) the deduction of fees (including Advisory Fees), and (vi) the payment of the basic death benefit.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Annual Fee	Maximum	Current
Contract Maintenance Charge(1)	$30	$30
Base Contract Expenses (as a percentage of daily net assets of the Variable Options)
Contract:
Advisor	1.45%	1.29%
Advisor Plus	1.75%	1.59%
Advisor Preferred with:
5-Year Withdrawal Charge Option	1.75%	1.59%
3-Year Withdrawal Charge Option	1.85%	1.69%
No Withdrawal Charge Option	1.95%	1.79%
Optional benefits available for an additional charge:
Maximum Anniversary Value Death Benefit Option(2) (as a percentage of daily net assets of the Variable Options)	0.30%	0.20%
Enhanced Beneficiary Protection (Annual Increase) Option(2) (as a percentage of daily net assets of the Variable Options)	0.30%	0.30%
Earnings Protection Death Benefit Option (issue age 0-70) (as a percentage of daily net assets of the Variable Options)	0.35%	0.25%
Earnings Protection Death Benefit Option (issue age 71-79) (as a percentage of daily net assets of the Variable Options)	0.50%	0.40%
True Return Accumulation Benefit Option(3) (as a percentage of Benefit Base)	1.25%	0.50%
SureIncome Option(4) (as a percentage of Benefit Base)	1.25%	0.50%
SureIncome Plus Option(4) (as a percentage of Benefit Base)	1.25%	0.65%
SureIncome For Life Option(4) (as a percentage of Benefit Base)	1.25%	0.65%
Income Protection Benefit Option (as a percentage of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies)	0.75%	0.75%
Spousal Protection Benefit Option(5) (as a percentage of Contract Value)	0.15%	0.10%
Spousal Protection Benefit Option for Custodial IRAs(5) (as a percentage of Contract Value)	0.15%	0.10%
Retirement Income Guarantee Option 1(6) (as a percentage of Income Base)	0.50%	0.40%
Retirement Income Guarantee Option 2(6) (as a percentage of Income Base)	0.75%	0.55%
(1)	Waived in certain cases. See “Charges and Adjustments”.
(2)	For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional base contract charge associated with each Option is 0.15%.
(3)	Cannot be combined with any other living benefits.
(4)	Only one SureIncome Withdrawal Benefit allowed at any time. Cannot be combined with any other living benefits.
(5)	For Contract Owners who added the Spousal Protection Benefit Option or Spousal Protection Benefit Option for Custodial IRAs prior to January 1, 2005, there is no charge associated with the options.
(6)	We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%. Only one RIG Benefit is allowed on a contract at any time. Cannot be combined with any other living benefits.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses

	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	1.62%

Example

This Example is intended to help you compare the cost of investing in the Variable Option with the cost of investing in other variable contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Variable Options in your Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge, which includes the SureIncome for Life Withdrawal Benefit Option, MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, Earnings Protection Death Benefit Option and Spousal Protection Benefit (Co-Annuitant) Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

ADVISOR
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$12,640	$22,821	$31,873	$54,922	$11,361	$19,137	$25,986	$44,451
If you annuitize your Contract at the end of the applicable time period:	$5,640	$16,821	$27,873	$54,922	$4,361	$13,137	$21,986	$44,451
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$5,640	$16,821	$27,873	$54,922	$4,361	$13,137	$21,986	$44,451

ADVISOR PLUS
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$14,442	$26,179	$35,719	$57,201	$13,167	$22,529	$29,927	$47,089
If you annuitize your Contract at the end of the applicable time period:	$5,942	$17,679	$29,219	$57,201	$4,667	$14,029	$23,427	$47,089
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$5,942	$17,679	$29,219	$57,201	$4,667	$14,029	$23,427	$47,089

ADVISOR PREFERRED (WITH 3-YEAR WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$13,043	$22,963	$29,663	$57,945	$11,770	$19,325	$23,903	$47,950
If you annuitize your Contract at the end of the applicable time period:	$6,043	$17,963	$29,663	$57,945	$4,770	$14,325	$23,903	$47,950

ADVISOR PREFERRED (WITH 3-YEAR WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$6,043	$17,963	$29,663	$57,945	$4,770	$14,325	$23,903	$47,950

ADVISOR PREFERRED (WITH 5-YEAR WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$12,942	$22,679	$32,219	$57,201	$11,667	$19,029	$26,427	$47,089
If you annuitize your Contract at the end of the applicable time period:	$5,942	$17,679	$29,219	$57,201	$4,667	$14,029	$23,427	$47,089
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$5,942	$17,679	$29,219	$57,201	$4,667	$14,029	$23,427	$47,089

ADVISOR PREFERRED (WITH NO WITHDRAWAL CHARGE OPTION)
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$6,144	$18,247	$30,106	$58,681	$4,872	$14,621	$24,377	$48,801
If you annuitize your Contract at the end of the applicable time period:	$6,144	$18,247	$30,106	$58,681	$4,872	$14,621	$24,377	$48,801
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$6,144	$18,247	$30,106	$58,681	$4,872	$14,621	$24,377	$48,801

Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.

Risk of Loss

You can lose money by investing in the Contract, including your principal investment. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Early Withdrawal Risk

The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Because of the long-term nature of the Annuity, you should consider whether the Annuity is consistent with your financial situation and objectives. Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to negative Market Value Adjustments and negative tax consequences. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take, including Advisory Fee deductions. Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

Credit Enhancement

For the Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than for contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Advisor Plus Contract, and the withdrawal charge period is longer.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., the Portfolios). Each investment option, including any fixed account investment option, will have its own unique risks. You should review these Investment Options before making an investment decision. We reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates.

Risks Associated with the MVA Account Option

We determine the interest rates credited to the MVA Account Option in our sole discretion, subject to guaranteed minimums, and we may change the rates for new Guarantee Periods at any time. Any change in interest rates do not affect Guarantee Periods that began before the date of the change. There is a risk that the interest rates for new Guarantee Periods will be lower than the rates that were previously in effect. In addition, if you withdraw or transfer assets from a MVA Account Option more than 30 days after the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in a MVA Account Option as a result of a negative Market Value Adjustment. Generally, if yields are higher at the time of Market Value Adjustment application than they were at the beginning of the Guarantee Period, the Market Value Adjustment will be negative.

Insurance Company Risks

An investment in the Contract is subject to the risks related to Everlake Life. Any obligations (including under any fixed account Investment Alternatives which are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses), guarantees, or benefits are subject to the claims-paying ability of Everlake Life. If Everlake Life experiences financial distress, it may not be able to meet its obligations to you. More information about Everlake Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.

Investment Risk

Amounts you allocate to Variable Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Options invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In other words, you could lose your investment.

Tax Consequences

If you make a partial withdrawal under a Non-qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. Any withdrawals you make prior to the age of 59½ may also be subject to a 10% additional tax. Please review the “Taxes”  Section.

Annuity Changes Risk

We reserve the right to limit the number of transfers you may make or to impose a minimum transfer amount. We also reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close any or all Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates. We may limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. In addition, we may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.

Cyber Security and Business Continuity  Risks

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business  functions,  Everlake Life is susceptible to operational, information security and related risks. These risks, which are often collectively  referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences.  These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or reallocation  strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally  defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems  and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the  security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts   to  fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to  computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying  data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining  unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In  addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious,  exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary  information stored on an organization’s systems. Cyber security failures or breaches that could impact Everlake Life and Contract Owners, whether deliberate or unintentional, could arise not only   in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Everlake Life.

Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Everlake Life,  including   regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs  incurred by Everlake Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements  and additional compliance costs. Considerable expenses also may be incurred by Everlake Life in enhancing and upgrading computer  systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists,  hostile   foreign governments, and others continue to pose new and significant cyber security threats. Although Everlake Life, our  service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk  management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be  effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected  against. Furthermore, Everlake Life cannot control or assure the efficacy of the cyber security plans and systems implemented by  third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

Artificial Intelligence  Risk

In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

Description of Insurance Company, Registered Separate Account, and Investment Options

EVERLAKE

Everlake Life is the issuer of the Contract. Everlake Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

On November 1, 2021, Allstate Insurance Company completed its sale of Allstate Life Insurance Company and Allstate Distributors, LLC, to Everlake US Holdings Company, a Delaware corporation (the “Transaction”). As a result of the Transaction, Allstate Life Insurance Company and Allstate Distributors, LLC changed their names to Everlake Life Insurance Company and Everlake Distributors, LLC, respectively.

Everlake Life Insurance Company, which was formerly named Allstate Life Insurance Company, is a direct wholly owned subsidiary of Everlake US Holdings Company, a holding company incorporated in the state of Delaware. Everlake US Holdings Company is a direct wholly owned subsidiary of Everlake US Parent Company, a holding company incorporated in the state of Delaware, which is a direct wholly owned subsidiary of Everlake Holdings, LP, a Cayman Islands limited partnership, whose general partner is Blackstone ISG Investment Partners – A Management Associates (Cayman) – NQ L.P., a Cayman Islands exempted limited partnership (“BISG Management Associates”). BISG Management Associates is an indirect subsidiary of Blackstone Inc., a Delaware corporation, which is a publicly traded company listed on the New York Stock Exchange under the ticker symbol “BX” (“Blackstone”). Pursuant to the terms of the Joint Shareholder Committee Agreement, dated November 1, 2021 (the “Joint Shareholder Committee Agreement”), Everlake US Holdings Company, Everlake US Parent Company, Everlake Holdings, LP, BISG Management Associates and the other entities that otherwise would directly or indirectly control Everlake US Holdings Company, including Blackstone (collectively, the “Delegating Persons”), established and delegated all authority that the shareholders of Everlake US Holdings Company would have had as shareholders to a joint shareholder committee (the “Shareholder Committee”) comprised of three employees of Blackstone with the title of managing director or any equivalent or senior title. The Shareholder Committee possesses and is entitled to exercise rights attendant to the shares of Everlake US Holdings Company held by the Delegating Persons and, as such, its primary role is to consider and vote on matters appropriate for Everlake US Holdings Company’s shareholders, including the nomination of members of Everlake US Holding Company’s Board of Directors.

Everlake Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business A large-scale pandemic (such as coronavirus or COVID-19), the occurrence of terrorism or military and other actions, may result in loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in our investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.

Effective June 1, 2006, Everlake Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Everlake Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Everlake Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

Everlake Life or the principal underwriter of the Contracts, Everlake Distributors, receives compensation from the investment advisors, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Everlake Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment advisor, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

Rule 12h-7

Everlake Life Insurance Company is relying on the exemption provided by Rule 12h-7 under the 1934 Act. In reliance on that exemption, Everlake Life does not file with the SEC periodic reports that would be otherwise required under the 1934 Act.

THE VARIABLE ACCOUNT

Everlake Life established Everlake Financial Advisors Separate Account I (“Variable Account”) in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Everlake Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. The assets of the Everlake Financial Advisors Separate Account I may not be used to pay any liabilities of Everlake Life other than those arising from the Contracts. Our obligations arising under the Contracts are general corporate obligations of Everlake Life

The Variable Account consists of multiple Variable Options, each of which are available under the Contract. We may add new Variable Options or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Variable Options or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment advisor and any sub-investment advisor, current expenses, and performance is available in “Appendix A”  Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Options to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Option by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Option by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Option. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Options that invest in additional mutual Portfolios. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

INVESTMENT OPTIONS

Variable Options

You may allocate your purchase payments to various Variable Options. Each Variable Option invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment advisor and any sub-investment advisor, current expenses, and performance is available in “Appendix A”.

Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. The Variable Options that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Option. Account Value allocated to a Variable Option will vary based on the investment experience of the corresponding Portfolio in which it invests. There is a risk of loss of the entire amount invested. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Options. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com  .

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Everlake Life currently limits new premium allocations and transfers into all Variable Options other than the Money Market Variable Option to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Variable Option limitation. If you wish to transfer more than $50,000 into a Variable Option, you may submit a single request that Everlake Life transfer $50,000 per day into that Variable Option until the total desired amount has been transferred.

For example, if you wish to transfer $500,000 into a Variable Option, you may submit a single request that Everlake Life transfer $50,000 per day for 10 business days until the full $500,000 has been transferred.

If, as of the effective date of the Variable Option restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Options without regard to the $50,000 limitation. Shares may be redeemed at any time.

Amounts you allocate to Variable Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Options invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

FIXED OPTIONS

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Everlake Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information.

The Fixed Account consists of our general assets other than those in the segregated asset accounts. The Fixed Account is part of the Company’s general account. The Fixed Account is not subject to the provisions or restrictions of the Securities Act of 1933 or the Investment Company Act of 1940. Insurance and annuity obligations and the guaranteed benefits under the Contracts are supported by the Company’s general account and are subject to the Company’s claims paying ability. Therefore, contract owners should look to the financial strength of the company for its claims paying ability. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

Dollar Cost Averaging Fixed Account Option

The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment options that you can use to establish a Dollar Cost Averaging Program. See the “Transfers” section.

This option allows you to allocate purchase payments (and Credit Enhancements for Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment options that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to “Appendix C” for more information.

Your purchase payments (and Credit Enhancements for Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. Although your minimum interest rate will vary depending on when your Contract was issued, your minimum rate will never be lower than 3%.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment options in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment options available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Government Money Market Variable Option until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Government Money Market Variable Option unless you request a different investment option. Transferring Contract Value to the Putnam VT Government Money Market Variable Option in this manner may not be consistent with the theory of dollar cost averaging. See the “Transfers” section.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Government Money Market Variable Option unless you request a different investment option.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Advisor Preferred Contract with No Withdrawal Charge Option.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

See “Appendix D” for numerical examples that illustrate how the Dollar Cost Averaging Programs work.

Standard Fixed Account Option

You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Advisor Plus and Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to “Appendix C” for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not be lower than 3.0% and will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment options available at the time; or

•	withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•	you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

•	you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with Advisor Plus and Advisor Preferred Contracts.

Market Value Adjusted Fixed Account Option

The MVA Account Option offers fixed interest rates that we guarantee for specified periods we call Guarantee Period Accounts. You may allocate new premium or existing Contract Value to the MVA Account Option. You may select the period for which the interest rate on our allocation will be guaranteed (the Guarantee Period) from among the Guarantee Periods we are then offering. Each allocation will establish a separate Guarantee Period Account. At the end of each Guarantee Period, you may choose to roll over the value of that Guarantee Period Account into a new Guarantee Period or allocate the value of that Guarantee Period Account to another investment option available under your variable annuity contract.

If you withdraw Contract Value from a Guarantee Period Account prior to its expiration, a Market Value Adjustment (which can be positive or negative) will apply, except for withdrawals taken during the 10-day period after the expiration of a Guarantee Period Account. This Market Value Adjustment may cause you to lose a significant amount of money if taken outside of the 10-day period after the expiration of a Guarantee Period Account.

You may allocate purchase payments or transfer amounts into the MVA Account Option. Each such allocation establishes a Guarantee Period Account within the MVA Account Option (“MVA Account Option”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“MVA Account Option” or “Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a MVA Account Option must be at least $100.

At the time you allocate a purchase payment or transfer amount to the MVA Account Option, you must select the Guarantee Period for that allocation from among the MVA Account Options available for the MVA Account Option. We currently offer MVA Account Options of 3, 5, 7, and 10 years. MVA Account Options of 3, 5, and 7 years may not be available in all states. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the MVA Account Option, but do not select a MVA Account Option for the new MVA Account Option, we will allocate the purchase payment or transfer to a new MVA Account Option with the same MVA Account Option as the MVA Account Option of your most recent purchase payment or transfer. If we no longer offer that MVA Account Option, then we will allocate the purchase payment or transfer to a new MVA Account Option with the next shortest term currently offered. If you have not made a prior allocation to the MVA Account Option, then we will allocate the purchase payment or transfer to a new MVA Account Option of the shortest MVA Account Option we are offering at that time.

The amount you allocate to a MVA Account Option will earn interest at the interest rate in effect for that MVA Account Option at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options under your Contract.

At the end of a MVA Account Option, the MVA Account Option expires and we will automatically transfer the money from such Guarantee Period Account to establish a new MVA Account Option with the same MVA Account Option, unless you notify us of an alternative election. The new MVA Account Option will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date”). If the MVA Account Option is no longer being offered, we will establish a new MVA Account Option with the next shortest MVA Account Option available. At least 30 days prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring MVA Account Option and you may elect to:

•	transfer all or part of the money from the MVA Account Option to establish a new Guarantee Period Account within the Standard Fixed Account Option or the MVA Account Option, if available; or

•	transfer all or part of the money from the MVA Account Option to other investment options available at the time; or

•	withdraw all or part of the money from the MVA Account Option. Withdrawal charges and taxes may apply.

The money in the MVA Account Option will earn interest at the interest rate declared for the new MVA Account Option from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring MVA Account Option on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring MVA Account Option after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new MVA Account Option, at the interest rate declared for such Account. If we do not receive notification from you within the 30 days following the renewal date (“30-Day Window”) at  P.O. Box 758543, Topeka, KS 66675-8566, we will assume that you have elected to transfer the amount in the expiring MVA Account Option to establish a new MVA Account Option with the same MVA Account Option, and the amount in the new MVA Account Option will continue to earn interest at the interest rate declared for the new MVA Account Option, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that MVA Account Option, the MVA Account Option for the new MVA Account Option will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term. Please refer to “Appendix A” for certain information regarding the Fixed Options, including the MVA Account Option, including (i) its name, (ii) its Guarantee Period, (iii) its minimum guaranteed interest rate.

The interest rate declared for a MVA Account Option will be no less than the minimum guaranteed interest rate. The minimum guaranteed interest rate that applies to you may vary depending on the state in which your Annuity was issued, but it will be shown on your Annuity specifications page and will never be less than 0%, or the minimum rate required under state law or regulation; whichever is greater. We may, from time to time, declare new interest rates for new Purchase Payments that are higher than the minimum guaranteed interest rate. Any change in interest rates does not affect MVA Account Option that were in effect before the date of the change. At the time that we confirm the allocation of your Purchase Payment to a MVA Account Option, we will advise you of the interest rate in effect.

Charges and Adjustments

The charges under the Contract are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Contract. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise, we will incur a loss.  The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Contract compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Contract, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Option. If there are insufficient assets in that Variable Option, we will deduct the balance of the charge proportionally from the other Variable Options. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•	for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

•	for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.19% of the daily net assets you have invested in the Variable Options. The administrative expense charge is included in the base contract expense as shown in the “Fee Table” section. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Options. The mortality and expense risk charge is included in the base contract expense as shown in the “Fee Table” section. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The current annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Advisor	1.10%
Advisor Plus	1.40%
Advisor Preferred (5-year withdrawal charge option)	1.40%
Advisor Preferred (3-year withdrawal charge option)	1.50%
Advisor Preferred (No withdrawal charge option)	1.60%

ADDITIONAL CHARGES FOR OPTIONAL BENEFITS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps compensate us for the cost of the Credit Enhancement under the Advisor Plus Contract. The Company anticipates that it will make a profit from the Credit Enhancement, but if the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•	MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

○	0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

○	0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•	Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Option(s) on a pro rata basis in the proportion that your value in each Variable Option bears to your total value in all Variable Options. Rider Fees will decrease the number of Accumulation Units in each Variable Option. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section within “Benefits Available Under the Contract” of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Option(s) on a pro-rata basis in the proportion that your value in each Variable Option bears to your total value in all Variable Options. Rider Fees will decrease the number of Accumulation Units in each Variable Option. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Options, the excess of the Rider Fee over the total value in all Variable Options will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE

We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See “Retirement Income Guarantee Options” in “Benefits Available Under the Contract” for details.

We deduct the Rider Fees only from the Variable Option(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro-rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE

We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees.” “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Option(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Option bears to your total Contract Value in all Variable Options. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Option. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Options, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Options will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee.

WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn.

•	For Advisor, we may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 7 years from the day we receive the purchase payment being withdrawn.

•	For Advisor Preferred, we may assess a withdrawal charge of up to 8.5% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 8 years from the day we receive the purchase payment being withdrawn.

•	For Advisor Preferred with 5-Year Withdrawal Charge Option, we may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 5 years from the day we receive the purchase payment being withdrawn.

•	For Advisor Preferred with 3-Year Withdrawal Charge Option, we may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 3 years from the day we receive the purchase payment being withdrawn.

•	For Advisor Preferred with No Withdrawal Charge Option, we will not assess a withdrawal charge.

A schedule showing how the withdrawal charge declines over the applicable time period is shown in the “Fee Table” section of this prospectus. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. Any applied credit enhancements are also subject to withdrawal charges.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

1.	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

2.	the death of the Contract owner or Annuitant (unless the Contract is continued); and

3.	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional 10% federal tax penalty.

You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. For more information on market value adjustments, please see “MVA Account Option Charges and Adjustments” below.

FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus, or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1.	Purchase payments that no longer are subject to withdrawal charges;

2.	Free Withdrawal Amount (if available);

3.	Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4.	Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•	The Free Withdrawal Amount described above; or

•	Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1.	Earnings not previously withdrawn;

2.	Purchase payments that are no longer subject to withdrawal charges;

3.	Free Withdrawal Amount in excess of earnings;

4.	Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment  or applicable taxes.

All Contracts

We do not apply a withdrawal charge in the following situations:

•	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. For the Advisor Plus Contracts, we use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Charges and Adjustments”.  To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional 10% federal tax. You should consult your own tax counsel or other tax advisors regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.	you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.	a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.	you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus.

These waivers do not apply under the Advisor Preferred Contract with No Withdrawal Charge Option.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment, as described in the separate MVA Account prospectus, may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

See “Appendix D” for numerical examples that illustrate how the Waiver Programs work.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment option in the proportion that the Contract Value in the investment option bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We may assess a charge against the Variable Options and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company taxes when pricing our products, we do not currently include such taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account. These benefits reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.

Our status under the Code is briefly described in the “Taxes” section of this prospectus.

PORTFOLIO EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. Charges are deducted from and expenses paid out of the assets of the Portfolio Companies that are described in the prospectuses for those companies. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Options. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the “Fee Table” section of this prospectus. See “Appendix A” for a list of Portfolio Companies available under the Contract and their current expenses and performance information. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be requested at no cost by calling 1-800-457-7617 or by sending an email request to  prudaawfnf@zinnia.com.

MVA ACCOUNT OPTION CHARGES AND ADJUSTMENTS

There is no charge that applies specifically to the MVA Account Option. However, certain charges under certain base variable annuity contracts and riders added to the base contract are based on (i) the Contract Value, which includes the value held in the MVA Account Option, or (ii) net premiums, including premiums allocated to the MVA Account Option.

Withdrawals and transfers from a MVA Account Option may be subject to a Market Value Adjustment. In extreme circumstances you could lose up to 100% of your investment in a MVA Account Option as a result of a negative Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the  Payout Start Date begins on a day other than during the 30-day period after such MVA Account Option expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window. We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a MVA Account Option to the time the money is taken out of that MVA Account Option under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the MVA Account Option at the time the MVA Account Option is established with the Treasury Rate for the same maturity at the time the money is taken from the MVA Account Option. The following transactions, when they occur outside the 30-Day MVA Window are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under optional benefits), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), (v) the deduction of fees (including Advisory Fees), and (vi) the payment of the basic death benefit.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. A negative adjustment could reduce the values and benefits under the Contract by an amount greater than the amount withdrawn. If interest rates have increased since the establishment of a MVA Account Option, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a MVA Account Option to an amount less than the purchase payment used to establish that MVA Account Option.

Generally, if at the time you establish a MVA Account Option, the Treasury Rate for a maturity equal to that MVA Account Option is higher than the applicable Treasury Rate at the time money is to be taken from the MVA Account Option, the Market Value Adjustment will be positive. Conversely, if at the time you establish a MVA Account Option, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the MVA Account Option, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the MVA Account Option to establish a 5-year MVA Account Option. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the MVA Account Option. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you. The hypothetical interest rate in this example is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above, and in recent years they generally have been lower in a generally low interest rate environment.

You may request a quote of the impact an early distribution would have on your Account Value by contacting our Service Center at 1-800-457-7617.  Values fluctuate daily and the actual Market Value Adjustment applied at the time a transaction is processed may be more or less than the values quoted  at the time of your call.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in the Statement of Additional Information.

General Description of Contracts

THE CONTRACT

Contract Owner

Each Contract is an agreement between you, the Contract Owner, and Everlake Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment options during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan(s) you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

Annuitant

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Co-Annuitant

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•	the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•	the Contract Owner must be age 90 or younger on the Rider Application Date;

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•	the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•	the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

•	the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•	the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•	the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

•	the Annuitant must be age 90 or younger on the Rider Application Date; and

•	the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

Beneficiary

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Options are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

Modification of the Contract

Only an Everlake Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of the 10% additional tax penalty. You should consult with an attorney before trying to assign periodic income payments under your Contract.

TRANSFERS

Transfers During the Accumulation Phase

During the Accumulation Phase, you may transfer Contract Value among the investment options. You may not transfer Contract Value to the  DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Option is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Option, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

Transfers During the Payout Phase

During the Payout Phase, you may make transfers among the  Variable Options so as to change the relative weighting of the Variable Options on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

Telephone or Electronic Transfers

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Options and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Options, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

Trading Limitations

We reserve the right to limit transfers among the investment options in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•	we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Option or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•	we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•	the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Option in a short period of time can constitute market timing);

•	whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Option underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Options);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Option underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Option(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Option(s) if the Variable Option(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Options).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

Short Term Trading Fees

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Options and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

Dollar Cost Averaging Program

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Option or any Fixed Account Option to any of the other Variable Options. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

See “Appendix D” for numerical examples that illustrate how the Dollar Cost Averaging Program works.

Automatic Portfolio Rebalancing Program

Once you have allocated your money among the Variable Options, the performance of each Variable Option may cause a shift in the percentage you allocated to each Variable Option. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Option and return it to the desired percentage allocations. Money you allocate to a Fixed Account Option will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Options to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Options. You want 40% to be in the Fund A Variable Option and 60% to be in the Fund B Variable Option. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Option now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Option and use the money to buy more units in the Fund B Variable Option so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Options that performed better during the previous time period.

See “Appendix D” for numerical examples that illustrate how the Automatic Portfolio Rebalancing Program works.

TrueBalanceSM Asset Allocation Program

The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll. If you terminate your enrollment, you will remain invested in the same Variable Options until you select new Variable Options.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment options which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Options according to your selected model portfolio. Not all Variable Options are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Options available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Everlake Life and the principal underwriter of the Contracts, Everlake Distributors, L.L.C. (“Everlake Distributors”), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Everlake Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Everlake Life’s Contract Owners. Neither Everlake Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Everlake Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Options that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Options according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Options. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Options currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Advisor Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Options according to the model portfolio you selected.

We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Option according to the percentage allocation for the model portfolio you selected.

Everlake Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Everlake Life will not automatically reallocate your Contract Value allocated to the Variable Options to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your financial advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election. In the event that any Variable Option offered in a Model invests in a Portfolio that undergoes a merger, liquidation, or substitution, such Portfolio may be replaced by the aquiring Variable Option.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Option may cause a shift in the percentage allocated to each Variable Option, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Options according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Options included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Option that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Options will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment options, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Options will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment options that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Options or make transfers among the Variable Options in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Government Money Market. You may make transfers from this Variable Option to the Fixed Account Options (as allowed) or the Variable Options included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Options will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Options to any of the other Variable Options. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Options included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Options to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Options will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Options, your remaining Contract Value in the Variable Options will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Annuity Period

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

•	the Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment, as described in the separate MVA Account prospectus, and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59½, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Option supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals under this option. Please see “Payout Withdrawals” section for more information.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

Some of the factors that may affect the amount of the income payments include: your age, your Contract Value, the Income Plan selected (including the frequency and duration of payments under the Income Plan selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed income payments. As a general rule, more frequent income payments will result in smaller individual income payments. Likewise, income payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

For qualified annuities, the guaranteed number of payments may be limited to 10 years or less depending on the circumstances.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment option(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option					None

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Options on which to base the variable income payments as well as the allocation among those Variable Options. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Option allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Options you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Options you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. The payments you receive may be higher or lower depending on the frequency and duration of payments. For example, the shorter the duration of payments, the higher they will be; and

the higher the frequency of payments, the lower they will be. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•	The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•	You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•	You may apply the Income Protection Benefit Option to more than one Income Plan.

•	The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•	You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•	You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•	You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See “Appendix E” for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment options in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Options, exclusion of certain Variable Options, required minimum allocations to certain Variable Options, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Options into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Options in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Options. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Options. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Options. Please see “Appendix B” for a list of the unrestricted, restricted and excluded Variable Options.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Option choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Options are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Options are unrestricted, restricted  or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Transfers” above, for additional information.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

•	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus;

•	deducting any applicable taxes; and

•	applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS

Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment options in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment options, exclusion of certain investment options, required minimum allocations to certain Variable Options and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

•	The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

•	The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

•	You must select Fixed Amount Income Payments only.

•	You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

○	120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

○	60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

•	The Guaranteed Retirement Income Benefit; or

•	For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Options in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Option. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	The date the Contract is terminated;

•	If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

•	The Payout Start Date; or

•	For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base

On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

•	200% of the Contract Value as of the Rider Date; plus

•	200% of purchase payments (and Credit Enhancements for Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

•	RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

•	In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

•	In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

The “RIG 2 Income Base” is defined as the greater of  “Income Base A” or “Income Base B.”

“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Advisor Plus Contracts).

•	Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

•	On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first.

See “Appendix F” for numerical examples that illustrate how the RIG 1 and RIG 2 benefits work.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

Benefits Available Under the Contract

The following table summarizes information about the benefits under the contract. Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page for additional information.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
Automatic Additions Program	Allows you to add subsequent purchase payments per month through automatic transfers from your bank account.	Standard	No Charge		Not available with Dollar Cost Averaging Fixed Account Option; Subsequent purchase payments must be at least $50.
Automatic Portfolio Rebalancing Program	Allows us to automatically rebalance your Contract Value to return to your original percentage allocations.	Standard	No Charge		Not available for Fixed Account
Basic Dollar Cost Averaging Program	Allows you to systematically transfer a set amount each month from Variable Options or Fixed Account Options to other available Variable Options.	Standard	No Charge		Transfers must be $100 or more; You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options; Only available during Accumulation Phase.
Basic Dollar Cost Averaging Fixed Account Options

Allows you to allocate purchase payments (and Credit Enhancements for Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment options that you have selected.

		Standard	No Charge

Each purchase payment allocation must be at least $100;
Must specify the term length over which the transfers are to take place;
May not use Automatic Additions Program to allocate purchase payments;
Not available if you have selected the Advisor Preferred Contract with No Withdrawal Charge Option.

Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract either monthly or quarterly, semi-annually, or annually.	Standard	No Charge		Income taxes may apply
Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge.	Standard	No Charge

You must meet certain criteria to be considered confined to a long term care facility and provide the required proof of confinement;
Does not apply under the Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.

Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge.	Standard	No Charge

You must meet certain criteria to be considered terminally ill and provide the required proof;
Does not apply under the Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge.	Standard	No Charge		You must meet certain criteria and time frames to obtain this waiver; Does not apply under the Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.
TrueBalanceSM Asset Allocation Program	Spreads Contract Value across a range of asset classes.	Standard	No Charge		No longer available; May be of limited value if you have elected certain Contract options that impose investment allocation restrictions.
Spousal Protection Benefit (Co-Annuitant) Option(1)

Provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.

		Optional	0.15% of Contract Value	0.10% of Contract Value

Only available for certain types of IRA Contracts;
You must be age 90 or younger on the Rider Application Date;
The Co-Annuitant must be 79 or younger on the Rider Application Date;
The Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts(1)

Provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.

		Optional	0.15% of Contract Value	0.10% of Contract Value

The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;
You must be the beneficial owner of the IRA;
The Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;
The Co-Annuitant must be the sole beneficiary of the IRA; You must be age 90 or younger on the Rider Application Date;
and The Co-Annuitant must be age 79 or younger on the Rider Application Date.

Retirement Income Guarantee Options (RIG 1 and RIG 2)(2)	Guarantees a minimum level of Income Payments.	Optional	RIG 1: 0.50% of the Income Base RIG 2: 0.75% of Income Base	RIG 1: 0.40% of the Income Base RIG 2: 0.55% of Income Base	No longer available; We reserve the right to impose investment allocation restrictions in the future.
Income Protection Benefit Option	Guarantees your variable income payments will never be less than 85% of the initial variable amount income value, as calculated on the Payout Start Date.	Optional	0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies	0.75% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies

You must be 75 or younger on the Payout Start Date;
Once added, the option cannot be cancelled;
Subject to Investment allocation restrictions;
You must choose Income Plan 1 or 2, and the Guaranteed Payment Period generally must be for at least 120 months;
You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
SureIncome Withdrawal Benefit Option	Provides a guaranteed minimum withdrawal benefit equal to your purchase payments, regardless of investment performance.	Optional	1.25% of the Benefit Base	0.50% of the Benefit Base

Subject to investment allocation restrictions;
Certain withdrawals could significantly reduce or even terminate the benefit;
May not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b);
You must be age 85 or younger on the effective date of the Rider.

SureIncome Plus Withdrawal Benefit Option

Provides a guaranteed minimum withdrawal benefit equal to your purchase payments, regardless of investment performance, and subject to increase on the first 10 rider anniversaries to equal your account value, if higher.

		Optional	1.25% of the Benefit Base	0.65% of the Benefit Base

Subject to investment allocation restrictions;
Certain withdrawals could significantly reduce or even terminate the benefit;
May not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b);
You must be age 85 or younger on the effective date of the Rider.

SureIncome for Life Withdrawal Benefit Option	Provides a guaranteed minimum lifetime withdrawal benefit, regardless of investment performance.	Optional	1.25% of the Benefit Base	0.65% of the Benefit Base

Subject to investment allocation restrictions;
Withdrawals could significantly reduce or even terminate the benefit;
May not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b);
You must be no younger than 50 and no older than 79, on the effective date of the Rider.

TrueReturnSM Accumulation Benefit Option	Guarantees a minimum Contract Value on the Rider Maturity Date.	Optional	1.25% of the Benefit Base	0.50% of the Benefit Base

Subject to investment allocation restrictions;
Certain withdrawals could significantly reduce or even terminate the benefit;
Only Premiums in first twelve rider months are included in the calculation of the minimum guarantee.

Return of Premium (“ROP”) Death Benefit	Provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal.	Standard	No Charge
SureIncome Return of Premium (“ROP”) Death Benefit	Provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal.	Optional	No Charge		Only offered with the SureIncome Plus Withdrawal Benefit Option and the SureIncome for Life Withdrawal Benefit Option.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
MAV Death Benefit Option(3)	An enhanced death benefit that is subject to increase on each Contract Anniversary to equal your account value, if higher.	Optional	0.30% of daily net assets of the Variable Options	0.20% of daily net assets of the Variable Options

You must be 79 or younger on the Rider Application Date;
The MAV Death Benefit is not eligible to increase following the Contract Anniversary after the 80th birthday of the oldest Contract Owner or Annuitant, whichever occurs first;
Withdrawals will proportionately reduce the benefit, and such reductions could be significant;
We reserve the right to impose investment allocation restrictions in the future.

Enhanced Beneficiary Protection (Annual Increase) Option(3)

Provides a death benefit, equal to Contract Value plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, that will accumulate daily at a rate equivalent to 5%.

		Optional	0.30% of daily net assets of the Variable Options	0.30% of daily net assets of the Variable Options

Some states restrict the annual increase to 3% per year;
You must be age 79 or younger on the Rider Application Date;
The annual increase is capped based on a calculation using the Contract Value, purchase payments and withdrawals;
Withdrawals will proportionately reduce the benefit, and such reductions could be significant;
We reserve the right to impose investment allocation restrictions in the future.

Earnings Protection Death Benefit Option(4)	Increases the death benefit by a set percentage of Premium or Earnings.	Optional	0.50% of daily net assets of the Variable Options	0.40% of daily net assets of the Variable Options

You must be 79 or younger on the Rider Application Date;
The percentages applied to your Premiums and Earnings are different, and the percentages applied vary by Rider issue age;
We reserve the right to impose investment allocation restrictions in the future.

(1)	For Contract Owners who added the Spousal Protection Benefit Option or Spousal Protection Benefit Option for Custodial IRAs prior to January 1, 2005, there is no charge associated with the options.
(2)	We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.
(3)	For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.
(4)	If the oldest Contract Owner and Annuitant are age 70 or younger on the Rider Application Date, the current charge for this benefit is 0.25% of the separate account net assets and the maximum charge is 0.35% of the separate account net assets.

TRUERETURNSM ACCUMULATION BENEFIT OPTION

We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee, currently equal to 0.50% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.

The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

Accumulation Benefit

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Government Money Market - Class IB Variable Option. You may transfer the excess amount out of the Putnam VT Government Money Market - Class IB Variable Option and into another investment option  at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750

Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” for more information.

Benefit Base

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

The Benefit Base will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•	The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately prior to the withdrawal; and

(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional 10% federal tax. A withdrawal charge also may apply. See “Appendix I” for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment options in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail and in “Appendix I”. These requirements may include, but are not limited to, maximum investment limits on certain Variable Options or on certain Fixed Account Options, exclusion of certain Variable Options or of certain Fixed Account Options, required minimum allocations to certain Variable Options, and restrictions on transfers to or from certain investment options. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment options available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available with the Guarantee Option you selected; or

2)	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3)	to a combination of (1) and (2).

For (2) and (3), the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity® VIP Freedom Funds Model Portfolio Options sections and in “Appendix B” for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment options available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1	* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option	* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option	* TrueBalance Moderately Conservative Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option	* TrueBalance Moderate Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option	* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2020 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2030 Fund Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Options listed under Model Portfolio Option 2. Please note that only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Options prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus. You may allocate any portion of your purchase payments (and Credit Enhancements for Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the

DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Options according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Advisor Plus Contracts) made to your Contract will be allocated to the Variable Options according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment options on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Options, unless you request otherwise.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Option and return it to the percentage allocation requirements for the Model Portfolio Option you choose. We will use the percentage allocations as of your most recent instructions.

Model Portfolio Option I and Option 2. The Variable Options that are available within each of these options can be found in “Appendix B”.

TrueBalanceSM Model Portfolio Options

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Options or make transfers among the Variable Options in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Options. You cannot make transfers among the Variable Options nor vary the Variable Options that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

Death of Owner or Annuitant

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described in the Death Benefits section of this Prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option

We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•	The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•	The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

•	the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•	the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•	the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•	the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•	any waiting period for canceling the New Option will start again on the new Rider Date;

•	any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•	the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

•	The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

•	The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

•	The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

Termination of the TrueReturn Option

The TrueReturn Option will terminate on the earliest of the following to occur:

•	on the Rider Maturity Date;

•	on the Payout Start Date;

•	on the date your Contract is terminated;

•	on the date the Option is cancelled;

•	on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

Fidelity® VIP Freedom Funds Model Portfolio Options. The Variable Options available within each of these options can be found in “Appendix B”.

WITHDRAWAL BENEFIT OPTIONS

“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option (“SureIncome Option”), which is available for an additional fee currently equal to 0.50% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted.

The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base”   is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described under the “Withdrawal Benefit Payout Phase”.

For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.

The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for  Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•	The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

○	The Benefit Payment immediately prior to the withdrawal; or

○	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

○	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

○	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see “Appendix J”.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment options in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)”.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

•	The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•	The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to “Termination of the SureIncome Option”. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Option is cancelled;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee currently equal to 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.

The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted. The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the  “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base”   is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described under  “Death of Owner or Annuitant” and in the Death Benefits section of this Prospectus.

For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.

The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•	The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

○	The Benefit Payment immediately prior to the withdrawal; or

○	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for  Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

○	The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

○	The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see “Appendix K”.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment options in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)”.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to “Termination of the SureIncome Plus Option”. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

○	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

○	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see “Appendix K”.

Refer to the Death Benefits section in this Prospectus for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•	On the date we receive a Complete Request for Settlement of the Death Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION

We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee currently equal to 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base.

The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions.  The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the  “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contract Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section in this Prospectus.

For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. Any applicable Market Value Adjustment will be determined as described in the separate MVA Account prospectus.

The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 - 59	4%
60 - 69	5%
70 +	6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•	If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

○	The Benefit Payment immediately prior to the withdrawal; or

○	The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•	The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

○	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

○	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•	The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•	The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see “Appendix L”.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment options  in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Advisor Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

○	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

○	The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see “Appendix L”.

Refer to the Death Benefits section in this prospectus for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

•	The Benefit Payment is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•	On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)

If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment options in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Options or on certain Fixed Account Options, exclusion of certain Variable Options or of certain Fixed Account Options, required minimum allocations to certain Variable Options, and restrictions on transfers to or from certain investment options. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment options available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available as described below;

2)	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3)	to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future any time prior to the date you select such Model Portfolio Option. In addition, if the investment options available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Options prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus. You may allocate any portion of your purchase payments (and Credit Enhancements for Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account”

to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Options according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Advisor Plus Contracts) made to your Contract will be allocated to the Variable Options according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment options on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment options, unless you request otherwise.

Model Portfolio Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Options into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Options in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Options. You may make transfers among any of the Available Variable Options. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Please see “Appendix B” for the Variable Options and the Excluded Variable Options in Model Portfolio Option 1.

TrueBalanceSM Model Portfolio Options

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Options or make transfers among the Variable Options that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Options. You cannot make transfers among the Variable Options nor vary the Variable Options that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

DEATH BENEFITS

Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in your Contract. See “Annuity Period” for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•	A certified copy of the death certificate;

•	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	Any other proof acceptable to us.

“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•	If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•	If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co- Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Options are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•	MAV Death Benefit Option

•	Enhanced Beneficiary Protection (Annual Increase) Option

•	Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•	The Contract Value;

•	The Settlement Value;

•	The ROP Death Benefit;

•	The MAV Death Benefit Option (if selected);

•	The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•	The SureIncome ROP Death Benefit. *

The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

The sum of all purchase payments (and Credit Enhancements for  Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see the Death Benefits - Death Proceeds section), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Advisor Plus Contracts).

•	Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

•	On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

•	The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Advisor Plus Contracts) and withdrawals); or

•	The date we next determine the Death Proceeds.

Example – Maximum Anniversary Value Death Benefit:

At contract issue, the oldest owner is 75 years old. The premium is $100,000 and the Contract Value is $100,000. The Maximum Anniversary Death Benefit, by definition is also $100,000.

On the first anniversary, the Contract Value is $107,000. However, it had reached a level of $110,000 prior to the anniversary. The death benefit is recalculated to be $107,000 which is the greatest of the current death benefit and the maximum anniversary value.

On subsequent anniversaries before the oldest owner has become age 80, the account value never exceeds $107,000. Therefore, the death benefit remains $107,000.

On the 5th anniversary, when the oldest owns is age 80, the Contract Value is $107,001. The death benefit remains at $107,000 since the death benefit is not recalculated after the older owner is age 80.

Refer to “Appendix G” for withdrawal adjustment examples.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). The charge for this Death Benefit will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

•	200% of the Contract Value as of the Rider Date; plus

•	200% of purchase payments (and Credit Enhancements for Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

•	Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to “Appendix G” for withdrawal adjustment examples.

Withdrawals will proportionately reduce the benefit, and such reductions could be significant

If, upon death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the

Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

•	The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Advisor Plus Contracts); or

•	The date we next determine the Death Proceeds.

Refer to “Appendix M” for numerical examples that illustrate how the Enhanced Beneficiary Protection (Annual Increase) Option is calculated.

Earnings Protection Death Benefit Option.

The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

•	0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

•	100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Advisor Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	40% of “In-Force Earnings” calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the  Earnings Protection Death Benefit is equal to the lesser of:

•	50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

•	25% of “In-Force Earnings” calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all  “Excess-of-Earnings Withdrawals” made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to “Appendix H” for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section described and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•	The Rider Date will be changed to the date we determine the Death Proceeds;

•	The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•	The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

•	The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

We reserve the right to impose limitations on the investment options in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment options, exclusion of certain investment options, required minimum allocations to certain Variable Options and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	the date the Contract is terminated;

•	if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death Benefits - Death Benefit Payments - Death of Contract Owner - Option D section, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•	if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•	on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

•	on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•	the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.  The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

•	Over the life of the New Contract Owner; or

•	For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•	Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market - Class IB Variable Option unless the New Contract Owner provides other allocation instructions. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Variable Options of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Variable Options as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market - Class IB Variable Option.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Options, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment option  is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment, as described in the separate MVA Account prospectus, and a 10% additional tax penalty if the New Contract Owner is under age 59½.

Option E. For Non-qualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

•	One year of the date of death;

•	The same calendar year as the date we receive the first Complete Request for Settlement; and

•	One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Options will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans

The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment”, the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.

For deaths occurring after 2019, the Further Consolidated Appropriations Act of 2020 (which includes the “Setting Every Community Up for Retirement Enhancement” Act (SECURE Act)), and further clarified by the associated final and proposed regulations, impacts defined contribution plans and IRA balances death benefits paid starting in 2020. We reserve our rights to implement any additional regulations addressing these requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances. The following rules generally apply to deaths after 2019:

•	If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” In addition, in the event that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly as under the method then in effect at the time of death in addition to meeting the Qualified Ten-Year Deadline.

•	“Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached age 21, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of 21, the Qualified Ten Year Deadline would apply as of the date the child attains the age of 21. The determination of whether a designated beneficiary is an eligible designated beneficiary generally shall be made as of the date of your death.

•	If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner subject to specific limits in the regulations.

•	If you die before a designated Beneficiary is named, or If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:

○	If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in either a lump sum, by December 31st of the year that includes five year anniversary of the date of death,

○	If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.

○	Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

For more information, see “Taxes.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•	The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•	The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market - Class IB Variable Option unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments, as described in the separate MVA Account prospectus. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract. See “Taxes” for the death benefit rules applicable to Qualified Plans.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•	The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•	The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•	The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

•	On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

•	upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•	upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•	on the date the Contract is terminated;

•	on the Payout Start Date; or

•	on the date you change the beneficiary of the Contract and the change is accepted by us;

•	for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co- Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•	for options added prior to January 1, 2005, the Owner may terminate this option at any time by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•	The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•	Option D of the “Death of Owner” provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

•	The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

•	The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

•	The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

•	The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

•	The Annuitant must be age 90 or younger on the CSP Application Date.

•	The Co-Annuitant must be age 79 or younger on the CSP Application Date.

•	On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

•	We have made no payments under any Income Plan.

•	There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

•	The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

•	The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

•	The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•	On the date CSP is terminated as described above; or

•	Upon the death of the Annuitant; or

•	Upon the death of the Co-Annuitant; or

•	On the date the Contract is terminated; or

•	On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant. This section applies if:

•	The CSP Conditions are met.

○	The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

○	We have received proof satisfactory to us that the Co-Annuitant has died.

○	The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

○	the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

•	The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

•	The Owner does not thereafter name a new Co-Annuitant; and

•	The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

•	The Contract may only be continued once.

Purchases and Contract Value

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for Non-qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment options for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

See “Appendix D” for numerical examples that illustrate how the Automatic Additions Program works.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment options. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment options according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within two business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within five business days. If you do so, we will credit your initial purchase payment to your Contract within that five business day period. If you do not, we will return your purchase payment at the end of the five business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

For Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. There is no limit on the time period that credits can be applied to purchase payments. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$ 500,000
1.00% of the purchase payment	$ 1,000,000

We will allocate any Credit Enhancements to the investment options according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment options in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Charges and Adjustments”. Under certain circumstances (such as a period of poor Variable Option performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

CONTRACT VALUE

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract, including the MVA Account Option described in the separate MVA Account prospectus.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Option to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Option by (ii) the Accumulation Unit Value of that Variable Option next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Option when the Accumulation Unit Value for the Variable Option is $10, we would credit 1,000 Accumulation Units of that Variable Option to your Contract. For Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Option to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Option would, of course, reduce the number of Accumulation Units of that Variable Option allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Option for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Option invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Variable Option for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Option and the deduction of certain expenses and charges. A “Valuation Period” is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Option for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Variable Option for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Option assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Option for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1) the net asset value per share of the Portfolio underlying the Variable Option determined at the end of the current Valuation Period; plus,

(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Option during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Option determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Option and, therefore, your Contract Value.

Surrenders and Withdrawals

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the Income Payments - Income Plans section.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, as described in “Charges and Adjustments”, less any applicable withdrawal charges, income tax withholding, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment option(s)  from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the “Fixed Options” - Standard Fixed Account Option section.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional 10% federal tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, as described in “Charges and Adjustments”, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Options and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected. Please note that such withdrawals may be subject to a Market Value Adjustment.

See “Appendix D” for numerical examples that illustrate how the Systematic Withdrawal Program works.

Advisory Fees are treated as withdrawals under the contract and may result in a reduction of benefits by an amount greater than the value withdrawn, and/or could terminate the benefit.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, as described in the separate MVA Account prospectus, less withdrawal and other charges and applicable taxes.

Taxes

The following discussion is general in nature and describes only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The discussion is not intended as tax advice. Everlake Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local, foreign and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of law to individual circumstances.

TAXATION OF EVERLAKE LIFE INSURANCE COMPANY

Everlake Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Everlake Life, and its operations form a part of Everlake Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Everlake Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Everlake Life does not anticipate that it will incur any federal tax liability attributable to the Variable Account, and therefore Everlake Life does not intend to make provisions for any such taxes. Everlake Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Everlake Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a Non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Everlake Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Variable Option investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment options you have the choice to allocate premiums and contract values among a broader selection of investment options than described in such rulings. You may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Everlake Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts that include Purchase Payments made prior to August 14, 1982 that are issued via 1035 exchange. Withdrawals from a contract with Purchase Payments made before August 14, 1982 are treated as a return of cost basis in the Annuity first until those pre-August 14, 1982 Purchase Payments are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year.

Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.

Partial Annuitization. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•	if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•	if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract

Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•	if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. If an Owner dies before the Annuity Date, the Death Benefit distributions (including any adjustments under the optional riders) are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the “Qualified Contracts” section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•	Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•	Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining cost basis is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.

Medicare Tax on Net Investment Income. The Code includes a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $16,000 for estates and certain trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

10% Additional Tax on Premature Distributions. A 10% additional tax penalty may apply to the taxable amount of any premature distribution from a Non-qualified Contract. Amounts are not subject to this additional tax penalty if:

•	made on or after the date the Contract Owner attains age 59½;

•	the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);

•	made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary; or

•	made under an immediate annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase).

Other exceptions to this tax may apply. You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to Non-qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59½ would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59½. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a Non-qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.

Aggregation of Annuity Contracts. The Code requires that all Non-qualified deferred annuity contracts issued by Everlake Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Everlake Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect a different federal income tax withholding rate or elect out of withholding by completing and signing a withholding election form. If no election is made, no  U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Everlake Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer requests payment be made within the United States and provides a U.S. taxpayer identification number.

Generally, Code Section 1441 provides that Everlake Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP, ECI, IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of distributions from the annuity contract. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Qualified Contracts may have been purchased for use in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Everlake Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Everlake Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Everlake Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Everlake Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Qualified Contract. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59½,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a qualified first time home purchase within the meaning of Section 72(t)(2)(F) of the Code.

“Non-qualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching the applicable age, if later, the year in which you retire. However, if the retirement plan account is an IRA or you are a 5% owner of the business sponsoring the retirement plan, the RMDs must begin once you reach the applicable age regardless of whether you are retired. Failure to withdraw the required minimum distribution will result in a 25% excise tax (a 50% excise tax applied prior to 2023) on the shortfall not withdrawn from the Contract. The excise tax on such failures may be further reduced from 25% to 10% if corrected in a timely manner and certain other conditions are met in accordance with the Consolidated Appropriations Act, 2023 (which includes SECURE 2.0 of 2022 (“SECURE 2.0”)).

If you were born...	Your “applicable age” is …
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75

The IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Everlake Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

10% Additional Tax on Premature Distributions from Qualified Contracts. A 10% additional tax applies to the taxable amount of any premature distribution from a Qualified Contract. Amounts are not subject to this additional tax if:

•	made on or after the date the Contract Owner attains age 59½,

•	made as a result of the Contract Owner’s death or total disability, or

•	made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax on premature distributions, will be subject to a 25% additional tax.

There are a number of other exceptions to this tax that may apply. In addition, distributions that satisfy certain exceptions to this tax may be repaid in certain circumstances. You should consult a competent tax advisor to determine how the exceptions may apply to your situation.

Substantially Equal Periodic Payments on Qualified Contracts. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59½ would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Qualified Contracts. Generally, Everlake Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect a different federal income tax withholding rate or elect out of withholding by completing and signing a withholding election form. If no election is made, no  U.S. taxpayer identification number is provided, or payment is made outside the United States, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Everlake Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Everlake Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, if no U.S. taxpayer identification is provided or payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.

Generally, Code Section 1441 provides that Everlake Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8 (BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of distributions from the annuity contract. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

Charitable IRA Distributions. Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 (indexed for inflation beginning after 2023) for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 ½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. The amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year. You should consult your tax advisor about whether a one-time distribution up to $50,000 (indexed for inflation beginning after 2023) that is made from your IRA to a “split interest entity” can be excluded from your gross income.

The IRS has currently indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Unless otherwise required in the future by the IRS, we will report the distribution as a normal IRA distribution on Form 1099-R. In those instances, individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns. However, if we receive certification that the distribution satisfies the requirements, we will report the distribution as a charitable IRA distribution on Form 1099-R.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax penalty on premature distributions. Conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

In addition, SECURE 2.0 amends the Code to allow for tax and penalty free rollovers from 529 accounts to Roth Individual Retirement Annuities, under certain conditions. Starting in 2024, beneficiaries of 529 college savings accounts would be permitted to roll over up to $35,000 over the course of their lifetime from any 529 account in their name to their Roth IRA. These rollovers generally are also subject to Roth Individual Retirement Annuities annual contribution limits, and the 529 account must have been open for at least 15 years, among other requirements.

The Code also permits the recharacterization of current year contribution amounts from a traditional IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions).

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

Roth contributions are permitted for SEP and SIMPLE IRAs starting in 2023. Under SECURE 2.0, employers may offer employees the ability to elect to treat employee and employer contributions (in whole or in part) as made to a Roth IRA.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59½,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship.

These limitations do not apply to withdrawals where Everlake Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Everlake Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•	A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•	An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Everlake Life no longer issues annuity contracts to 457 plans.

Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal advisor regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.

Required Distributions Upon Your Death for a Qualified Annuity

Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. For Owner and Beneficiary deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.

The information provided below applies to Owner and Beneficiary deaths after 2019. If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the information below applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the information below generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

•	Deaths before your required beginning date. If you die before your required beginning date, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is generally determined on the date of your death. An EDB (other than a minor child) can generally stretch distributions over life or life expectancy if payments begin by the end of the calendar year following the year of your death and continuing over the EDB’s remaining life expectancy after the EDB’s death. However, all amounts must be fully distributed by the end of the year containing the 10th anniversary of the EDB’s death. Special rules apply to minors and Beneficiaries that are not individuals. Additional special rules apply to surviving spouses. See “Spousal continuation” below.

•	Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Qualified Annuity must continue to be distributed over the longer of your remaining life expectancy and your designated beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your Beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors and Beneficiaries that are not individuals.

•	Annuity payments. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.

•	Other rules. The post-death distribution requirements do not apply if the employee or IRA owner elected annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the requirements generally do not apply to an immediate annuity contract purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). If the beneficiary is a qualified trust, distribution options may be limited. In certain instances, we may allow distributions based on the life expectancy of a sole individual beneficiary under the trust if they qualify as an EDB. Special rules and limitations may apply to qualified trusts with multiple beneficiaries. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, and the designated beneficiary had elected the lifetime payout rule or was under the at-least-as-rapidly rule, any remaining interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•	Spousal continuation. If your beneficiary is your spouse, such surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to their own IRA, or by electing to treat your IRA as their own IRA. However, in certain circumstances the surviving spouse may have to take “hypothetical RMDs” (i.e., catch up amounts required in accordance with the regulations).

The post-death distribution requirements are complex in numerous respects. Treasury has issued final and proposed regulations that may impact these required minimum distribution requirements. We reserve the right to make changes in order to comply with the final and proposed regulations, or any regulations published in the future. Any such changes will apply uniformly to affected owners or beneficiaries and will be made with such notice to affected owners or beneficiaries as is feasible under the circumstances. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Unless payments are being made in the form of an annuity, a Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws. Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the required beginning date. Similar rules may apply to designated Roth accounts under an employer-sponsored retirement plan. Consult your plan sponsor or tax advisor for more information on designated Roth accounts.

ERISA Requirements

ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

Spousal Consent Rules for Retirement Plans - Qualified Annuities

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.

Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts

Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund. Non-qualified annuity contracts generally are subject to the same or similar federal income tax reporting and withholding requirements as IRAs and qualified retirement plans. As a result, we may determine in the future that we have an obligation to follow similar guidelines with respect to any amounts escheated from your Non-qualified Annuity.

Gifts and Generation-skipping Transfers

If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

Civil Unions and Domestic Partnerships

U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

Please consult with your tax or legal advisor for additional information.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Legal Proceedings

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Everlake Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, Chief Legal Officer of Everlake Life.

There are no pending legal proceedings to which the Separate Account is a party. Everlake Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Everlake Life.

Financial Statements

The financial statements of the Separate Accounts and Everlake Life Insurance Company are incorporated by reference in the Statement of Additional Information.

More Information

PRINCIPAL UNDERWRITER

Distribution. Everlake Distributors, L.L.C. (“EDLLC”) serves as the principal underwriter and distributor of the securities offered herein. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The securities offered herein are sold on a continuous basis, and there is no specific end date for the offering. EDLLC, a wholly owned subsidiary of Everlake Life Insurance Company, is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. EDLLC is not required to sell any specific number or dollar amount of securities. The principal address of EDLLC is 3100 Sanders Road, Northbrook, Illinois, 60062. EDLLC receives no compensation for its role as principal underwriter for these contracts.

Administration. We have primary responsibility for all administration of the Contracts and the Registered Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Registered Separate Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2025, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; O’Neil Digital Solutions, LLC (printing services) located at 3100 E Plano Pkwy Plano, TX, 75074-7423; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108; NTT DATA, Inc.(offshore, onshore, and nearshore) information and technology infrastructure support (application development, and application maintenance and support and staff augmentation) located at 7950 Legacy Drive, Suite 900, Plano, TX 75024.

In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Registered Separate Account; and

•	preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to P.O. Box 758543, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

Appendix A: Investment Options Available Under the Contract

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page for additional information.

Variable Options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.annuityregulatorydocuments.com. You can also request this information at no cost by calling 1-800-457-7617 or by sending an email request to prudaawfnf@zinnia.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Fidelity® Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Allocation	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC	0.63%	10.26%	2.89%	5.46%
Allocation	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC	0.69%	12.99%	4.57%	7.11%
Allocation	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Fidelity® Management & Research Company LLC	0.74%	15.16%	5.98%	8.61%
Allocation	Fidelity® VIP Freedom Retirement PortfolioSM - Service Class 2 (formerly Fidelity® VIP Freedom Income PortfolioSM - Service Class 2) Fidelity® Management & Research Company LLC	0.61%	9.31%	2.08%	4.17%
Equity	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Fidelity® Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
Equity	Fidelity® VIP Index 500 Portfolio - Service Class 2 Fidelity® Management & Research Company LLC Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity® Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
Equity	Franklin Growth and Income VIP Fund - Class 2♦ Franklin Advisers, Inc.	0.84%	16.90%	11.90%	11.12%
Allocation	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Large Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Allocation	Franklin Mutual Shares VIP Fund - Class 2‡ Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Equity	Franklin Small Cap Value VIP Fund - Class 2♦ Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2‡ Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Fixed Income	Franklin U.S. Government Securities VIP Fund - Class 2 Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Equity	Invesco V.I. American Franchise Fund - Series II shares Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
Equity	Invesco V.I. American Value Fund - Series I shares Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
Equity	Invesco V.I. American Value Fund - Series II shares Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Equity	Invesco V.I. Comstock Fund - Series II shares Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
Fixed Income	Invesco V.I. Core Plus Bond Fund - Series II shares♦,‡ Invesco Advisers, Inc.	0.87%	6.96%	-0.36%	2.73%
Equity	Invesco V.I. Discovery Large Cap Fund - Series II Shares♦,‡ Invesco Advisers, Inc.	1.05%	12.53%	11.41%	13.94%
Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series II shares‡ Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco V.I. Equity and Income Fund - Series II shares Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Equity	Invesco V.I. Global Fund - Series II shares Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Fixed Income	Invesco V.I. Global Strategic Income Fund - Series II shares♦ Invesco Advisers, Inc.	1.20%	12.75%	1.39%	2.76%
Equity	Invesco V.I. Growth and Income Fund - Series II shares Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Equity	Invesco V.I. Main Street Fund® - Series II shares♦ Invesco Advisers, Inc.	1.05%	15.64%	12.19%	12.25%
Equity	Invesco V.I. Main Street Small Cap Fund® - Series II shares Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio♦ Lord Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Equity	Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio♦ Lord Abbett & Co. LLC	1.08%	14.29%	11.36%	9.75%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Lord Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Equity	Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Lord Abbett & Co. LLC	1.15%	12.94%	3.23%	10.41%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Lord Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Equity	Morgan Stanley VIF Discovery Portfolio - Class II♦ Morgan Stanley Investment Management Inc.	1.05%	12.44%	-5.46%	14.04%
Fixed Income	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II♦ Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited, sub-adviser	1.15%	15.24%	2.66%	4.46%
Equity	Morgan Stanley VIF Growth Portfolio - Class I♦ Morgan Stanley Investment Management Inc.	0.57%	35.72%	3.41%	17.76%
Equity	Morgan Stanley VIF Growth Portfolio - Class II♦ Morgan Stanley Investment Management Inc.	0.82%	35.38%	3.15%	17.46%
Equity	Putnam VT Core Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.92%	16.81%	15.96%	15.20%
Equity	Putnam VT Focused International Equity Fund - Class IB♦,‡ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.03%	36.44%	9.13%	9.38%
Allocation	Putnam VT George Putnam Balanced Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.88%	13.95%	8.85%	10.17%
Allocation	Putnam VT Global Asset Allocation Fund - Class IB♦ Franklin Advisers, Inc. The Putnam Advisory Company, LLC Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	1.09%	14.38%	8.39%	8.43%
Sector	Putnam VT Global Health Care Fund - Class IB‡ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.00%	15.05%	7.71%	8.36%
Fixed Income	Putnam VT Government Money Market Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.69%	3.69%	2.77%	1.70%
Fixed Income	Putnam VT High Yield Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.96%	8.67%	4.05%	5.70%
Fixed Income	Putnam VT Income Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.82%	7.25%	-1.13%	1.89%
Equity	Putnam VT International Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.06%	37.68%	9.28%	8.12%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	Putnam VT Large Cap Growth Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.88%	14.34%	13.44%	17.66%
Equity	Putnam VT Large Cap Value Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.79%	20.35%	15.38%	13.30%
Equity	Putnam VT Sustainable Leaders Fund - Class IB‡ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.88%	10.69%	10.34%	14.69%
Equity	Putnam VT U.S. Research Fund - Class IB (formerly Putnam VT Research Fund - Class IB)‡ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	0.93%	17.88%	14.52%	15.07%
Equity	Templeton Emerging Markets VIP Fund - Class 2 (formerly Templeton Developing Markets VIP Fund - Class 2) Templeton Asset Management Ltd. Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Equity	Templeton Foreign VIP Fund - Class 2♦,‡ Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Fixed Income	Templeton Global Bond VIP Fund - Class 2♦ Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
The additional information below may be applicable to the Portfolios listed in the above table.
Fidelity, Contrafund, and VIP Freedom 2010 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom Income Portfolio are registered service marks of FMR LLC. Used with permission.
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡	The Portfolio has certain restrictions regarding availability for investment by Contract Owners as listed below.
Franklin Mutual Shares VIP Fund - Class 2 Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Franklin Small-Mid Cap Growth VIP Fund - Class 2 Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Invesco V.I. Core Plus Bond Fund - Series II shares Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Invesco V.I. Discovery Large Cap Fund - Series II Shares Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Invesco V.I. Discovery Mid Cap Growth Fund - Series II shares Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Putnam VT Focused International Equity Fund - Class IB Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Putnam VT Global Health Care Fund - Class IB Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Putnam VT Sustainable Leaders Fund - Class IB Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Putnam VT U.S. Research Fund - Class IB (formerly Putnam VT Research Fund - Class IB) Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.
Templeton Foreign VIP Fund - Class 2 Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. For more information about the Fixed Options, see “Description of Insurance Company, Registered Separate Account, and Investment Options” in this prospectus.

Note: If amounts are withdrawn from MVA Fixed Account Option before the end of its term, we will apply a Contract Adjustment. This may result in a significant reduction in your Contract value. For more information about Market Value Adjustments, please refer to the “Charges and Adjustments” section of this prospectus.

Name	Term	Minimum Guaranteed Interest Rate*
DCA Fixed Account Option	6 Month	3%
DCA Fixed Account Option	12 Month	3%
Standard Fixed Account Option	1 Year	3%
Standard Fixed Account Option	3 Year	3%
Standard Fixed Account Option	5 Year	3%
Standard Fixed Account Option	7 Year	3%
MVA Fixed Account Option	3 Year	0%[1]
MVA Fixed Account Option	5 Year	0%[1]
MVA Fixed Account Option	7 Year	0%[1]
MVA Fixed Account Option	10 Year	0%[1]

*The rate shown was the last Minimum Guaranteed Interest Rate issued before the product closed to new customers. Your Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state. Please consult with your representative for availability and current rates.  For more information on fixed options available for your product, please see “Advisor Contract Comparison Chart” in the “Appendix C”.

1No Minimum Guaranteed Interest Rate on MVA Fixed Account Options.

Appendix B: Variable Options Available Under the Benefits Offered Under the Contracts

The following optional benefits include investment allocation restrictions. This means that you are not eligible to invest in certain Variable Options, as reflected in the following table(s). If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.

TrueReturnSM Accumulation Benefit Option

If you add the TrueReturn Option to your contract, you must adhere to certain requirements related to the Investment Options in which you may invest during the Rider period. The specific requirements will depend on the Model Portfolio Option you have selected and the effective date of your TrueReturn option. These requirements are described below in more detail.

When you add the TrueReturnSM Accumulation Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1.	to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2.	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3.	to a combination of (1) and (2) above.

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1	* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option	* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option	* TrueBalance Moderately Conservative Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option	* TrueBalance Moderate Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option	* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option
* Fidelity® VIP Freedom Income Fund Model Portfolio Option
* Fidelity® VIP Freedom 2010 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2020 Fund Model Portfolio Option
* Fidelity® VIP Freedom 2030 Fund Model Portfolio Option

After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. The Variable Options available in each Model Portfolio Option are listed below.

Model Portfolio Option 1 under Guarantee Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate 20% to Category A, 50% to Category B, 30% to Category C, and 0% to Category D. Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Option and return it to the percentage allocation requirements for Model Portfolio Option 1.

Category A (20% of assets)	Category B (50% of assets)	Category C (30% of assets)	Category D (Excluded)
Putnam VT Government Money Market Fund - Class IB Variable Option	Franklin U.S. Government Securities VIP Fund - Class 2 Variable Option	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Variable Option	Fidelity® VIP Freedom Retirement PortfolioSM - Service Class 2 Variable Option
	Invesco V.I. Core Bond Plus Fund- Series II Variable Option	Fidelity® VIP Index 500 Portfolio- Service Class 2 Variable Option	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Variable Option
	Invesco V.I. Global Strategic Income Fund - Series II Variable Option	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Variable Option	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Variable Option
	Lord Abbett Series Fund, Inc. - Bond- Debenture Portfolio Variable Option	Franklin Growth and Income VIP Fund - Class 2 Variable Option	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Variable Option
	Putnam VT High Yield Fund - Class IB Variable Option	Franklin Income VIP Fund - Class 2 Variable Option	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Variable Option

Category A (20% of assets)	Category B (50% of assets)	Category C (30% of assets)	Category D (Excluded)
	Putnam VT Income Fund - Class IB Variable Option	Franklin Large Cap Growth VIP Fund - Class 2 Variable Option	Invesco V.I. Global Fund - Series II Variable Option
	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Variable Option	Franklin Small Cap Value VIP Fund - Class 2 Variable Option	Putnam VT Global Health Care Fund - Class IB Variable Option
		Franklin Mutual Global Discovery VIP Fund - Class 2 Variable Option	Putnam VT Sustainable Leaders Fund - Class IB Variable Option
		Franklin Mutual Shares VIP Fund- Class 2 Variable Option	Morgan Stanley VIF Growth Portfolio - Class I Variable Option
		Franklin Small-Mid Cap Growth VIP Fund - Class 2 Variable Option	Morgan Stanley VIF Growth Portfolio - Class II Variable Option
Invesco V.I. American Franchise Fund - Series II Variable Option
Invesco V.I. American Value Fund- Series I Variable Option
Invesco V.I. American Value Fund - Series II Variable Option
Invesco V.I. Comstock Fund - Series II Variable Option
Invesco V.I. Discovery Large Cap Fund - Series II Variable Option
Invesco V.I. Discovery Mid Cap Growth Fund - Series II Variable Option
Invesco V.I. Equity and Income Portfolio - Series II Variable Option
Invesco V.I. Growth and Income Fund - Series II Variable Option
Invesco V.I. Main Street Fund® - Series II Variable Option
Invesco V.I. Main Street Small Cap Fund® - Series II Variable Option
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio Variable Option
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Variable Option
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Variable Option
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Variable Option
Morgan Stanley VIF Discovery Portfolio- Class II Variable Option
Putnam VT Focused International Equity Fund - Class IB Variable Option

Category A (20% of assets)	Category B (50% of assets)	Category C (30% of assets)	Category D (Excluded)
Putnam VT George Putnam Balanced Fund - Class IB Variable Option
Putnam VT Global Asset Allocation Fund - Class IB Variable Option
Putnam VT International Equity Fund - Class IB Variable Option
Putnam VT Large Cap Growth Fund - Class IB Variable Option
Putnam VT Large Cap Value Fund- Class IB Variable Option
Putnam VT Core Equity Fund- Class IB Variable Option
Putnam VT U.S. Research Fund - Class IB Variable Option
Templeton Emerging Markets VIP Fund - Class 2 Variable Option
Templeton Foreign VIP Fund - Class 2 Variable Option
Templeton Global Bond VIP Fund- Class 2 Variable Option

* As noted above, certain Variable Options are closed to new investments. If you invested in these Variable Options prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Options in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Options to any of the remaining Variable Options available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004) under Guarantee Option 2

If you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate 10% to Category A, 20% to Category B, 50% to Category C, and 20% to Category D. Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Option and return it to the percentage allocation requirements for Model Portfolio Option 2.

Category A (10% of assets)	Category B (20% of assets)	Category C (50% of assets)	Category D (20% of assets)
Putnam VT Government Money Market Fund - Class IB Variable Option	Franklin U.S. Government Securities VIP Fund - Class 2 Variable Option	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Variable Option	Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Variable Option
	Invesco V.I. Core Bond Plus Fund- Series II Variable Option	Fidelity® VIP Index 500 Portfolio- Service Class 2 Variable Option	Franklin Small Cap Value VIP Fund - Class 2 Variable Option
	Invesco V.I. Global Strategic Income Fund - Series II Variable Option	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Variable Option	Invesco V. I. American Franchise - Class II Variable Option
	Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio Variable Option	Franklin Growth and Income VIP Fund - Class 2 Variable Option	Invesco V.I. Discovery Large Cap Fund - Series II Variable Option

Category A (10% of assets)	Category B (20% of assets)	Category C (50% of assets)	Category D (20% of assets)
	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Variable Option	Franklin Income VIP Fund - Class 2 Variable Option	Invesco V.I. Discovery Mid Cap Growth Fund - Series II Variable Option
	Putnam VT High Yield - Class IB Variable Option	Franklin Large Cap Growth VIP Fund - Class 2 Variable Option	Invesco V.I. Global Fund - Series II Variable Option
	Putnam VT High Yield - Class IB Variable Option	Franklin Mutual Global Discovery VIP Fund - Class 2 Variable Option	Invesco V.I. Main Street Small Cap Fund® - Series II
	Putnam VT Income - Class IB Variable Option	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Variable Option	Putnam VT Global Health Care - Class IB Variable Option
		Franklin Mutual Shares VIP Fund- Class 2 Variable Option	Putnam VT International Equity - Class IB Variable Option
		Invesco V.I. American Value Fund- Series I Variable Option	Putnam VT Core Equity Fund - Class IB Variable Option
		Invesco V.I. American Value Fund- Series II Variable Option	Putnam VT Sustainable Leaders Fund - Class IB Variable Option
		Invesco V.I. Comstock Fund - Series II Variable Option	Morgan Stanley VIF Growth Portfolio - Class I Variable Option
		Invesco V.I. Equity and Income - Series II Variable Option	Morgan Stanley VIF Growth Portfolio - Class II Variable Option
		Invesco V.I. Growth and Income Fund - Series II Variable Option	Templeton Emerging Markets VIP Fund - Class 2 Variable Option
		Invesco V.I. Main Street Fund® - Series II Variable Option	Templeton Foreign VIP Fund - Class 2 Variable Option
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio Variable Option
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Variable Option
Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Variable Option
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Variable Option
Morgan Stanley VIF Discovery Portfolio-Class II Variable Option
Putnam VT Large Cap Value Fund- Class IB Variable Option
Putnam VT Focused International Equity Fund - Class IB Variable Option
Putnam VT Global Asset Allocation Fund - Class IB Variable Option
Putnam VT George Putnam Balanced Fund - Class IB Variable Option
Putnam VT U.S. Research Fund - Class IB Variable Option
Templeton Global Bond VIP Fund - Class 2 Variable Option

The following Variable Options are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity® VIP Freedom Retirement PortfolioSM - Service Class 2 Variable Option, Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Variable Option, Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Variable Option and Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Variable Option. Instead, the Fidelity® VIP Freedom Funds are available as Model Portfolio Options.

* As noted above, certain Variable Options are closed to new investments. If you invested in these Variable Options prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Options in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Options to any of the remaining Variable Options available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004) under Guarantee Option 2

If you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under the Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Options listed below. Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Option and return it to the percentage allocation requirements for Model Portfolio Option 2.

Available Variable Options:

Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Variable Option

Fidelity® VIP Freedom 2010 PortfolioSM – Service Class 2 Variable Option

Fidelity® VIP Freedom 2020 PortfolioSM – Service Class 2 Variable Option

Fidelity® Freedom 2030 PortfolioSM– Service Class 2 Variable Option

Fidelity® VIP Freedom Retirement PortfolioSM – Service Class 2 Variable Option

Fidelity® VIP Index 500 Portfolio – Service Class 2 Variable Option

Fidelity® VIP Mid Cap Portfolio – Service Class 2 Variable Option

Franklin Growth and Income VIP Fund – Class 2 Variable Option

Franklin Income VIP Fund – Class 2 Variable Option

Franklin Large Cap Growth VIP Fund – Class 2 Variable Option

Franklin Mutual Global Discovery VIP Fund – Class 2 Variable Option

Franklin Small Cap Value VIP Fund – Class 2 Variable Option

Franklin Small-Mid Cap Growth VIP Fund – Class 2 Variable Option

Franklin U.S. Government Securities VIP Fund – Class 2 Variable Option

Franklin Mutual Shares VIP Fund – Class 2 Variable Option

Invesco V.I. American Franchise Fund – Series II Variable Option

Invesco V.I. American Value Fund, Series I Variable Option

Invesco V.I. American Value, Series II Variable Option

Invesco V.I. Discovery Large Cap Fund - Series II Variable Option

Invesco V.I. Comstock Fund – Class II Variable Option

Invesco V.I. Core Bond Plus Fund – Series II Variable Option

Invesco V.I. Discovery Mid Cap Growth Fund – Series II Variable Option

Invesco V.I. Global Strategic Income Fund – Series II Variable Option

Invesco V.I. Growth and Income Fund – Series II Variable Option

Invesco V.I. Main Street Fund®  – Series II Variable Option

Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio Variable Option

Lord Abbett Series Fund, Inc. – Mid Cap Stock Portfolio Variable Option

Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio Variable Option

Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio Variable Option

Lord Abbett Series Fund, Inc. – Growth and Income Portfolio Variable Option

Morgan Stanley VIF Discovery Portfolio – Class II Variable Option

Morgan Stanley VIF Emerging Markets Debt Portfolio – Class II Variable Option

Putnam VT George Putnam Balanced Fund – Class IB Variable Option

Putnam VT Global Asset Allocation Fund – Class IB Variable Option

Putnam VT Government Money Market Fund – Class IB Variable Option

Putnam VT High Yield Fund – Class IB Variable Option

Putnam VT Income Fund – Class IB Variable Option

Putnam VT International Equity Fund – Class IB Variable Option

Putnam VT Large Cap Value Fund – Class IB Variable Option

Putnam VT Core Equity Fund – Class IB Variable Option

Templeton Emerging Markets VIP Fund - Class 2  Variable Option

Templeton Foreign VIP Fund – Class 2 Variable Option

Templeton Global Bond VIP Fund – Class 2 Variable Option

Excluded Variable Options:

Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Variable Option

Invesco V.I. Global Fund - Series II Variable Option

Morgan Stanley VIF Growth Portfolio - Class I Variable Option

Morgan Stanley VIF Growth Portfolio - Class II Variable Option

* As noted above, certain Variable Options are closed to new investments. If you invested in these Variable Options prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Options in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Options to any of the remaining Variable Options available with this TrueReturn Option prior to adding it to your Contract.

Fidelity® VIP Freedom Funds Model Portfolio Options under Guarantee Option 2

If you choose one of the Fidelity® VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity® VIP Freedom Funds Model Portfolio Options under Guarantee Option 2, we will invest your Contract Value entirely into the Fidelity® VIP Freedom Variable Option associated with the Fidelity® VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity® VIP Freedom Variable Option associated with each Fidelity® VIP Freedom Funds Model Portfolio Option:

Fidelity® VIP Freedom Funds Model Portfolio Options	Fidelity® VIP Freedom PortfolioSM Variable Option
Fidelity® VIP Freedom Income Fund Model Portfolio Option	Fidelity® VIP Freedom Retirement PortfolioSM - Service Class 2 Variable Option
Fidelity® VIP Freedom 2010 Fund Model Portfolio Option	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Variable Option
Fidelity® VIP Freedom 2020 Fund Model Portfolio Option	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Variable Option
Fidelity® VIP Freedom 2030 Fund Model Portfolio Option	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Variable Option

The Fidelity® VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity® VIP Freedom Funds are part of the available Variable Options listed under Model Portfolio Option 2. Please note only certain Fidelity® VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

SureIncome Withdrawal Benefit Option, SureIncome Plus Withdrawal Benefit Option, and SureIncome for Life Withdrawal Benefit Option (collectively, “Withdrawal Benefit Option”)

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1.	to a Model Portfolio Option available as described below;

2.	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3.	to a combination of (1) and (2) above.

* Model Portfolio Option 1
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option

After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. The Variable Options available in each Model Portfolio Option are listed below.

Model Portfolio Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Options into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Options in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Options.

Available Variable Options:

Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Variable Option

Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Variable Option

Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Variable Option

Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Variable Option

Fidelity® VIP Index 500 Portfolio - Service Class 2 Variable Option

Fidelity® VIP Mid Cap Portfolio - Service Class 2 Variable Option

Franklin Growth and Income VIP Fund - Class 2 Variable Option

Franklin Income VIP Fund - Class 2 Variable Option

Franklin Large Cap Growth VIP Fund - Class 2 Variable Option

Franklin Mutual Global Discovery VIP Fund - Class 2 Variable Option

Franklin Mutual Shares VIP Fund - Class 2 Variable Option

Franklin Small Cap Value VIP Fund - Class 2 Variable Option

Franklin Small-Mid Cap Growth VIP Fund - Class 2 Variable Option

Franklin U.S. Government Securities VIP Fund - Class 2 Variable Option

Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio Variable Option

Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio Variable Option

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio Variable Option

Lord Abbett Series Fund, Inc. - Growth Opportunities Portfolio Variable Option

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Variable Option

Invesco V.I. American Value Fund - Series I Variable Option

Invesco V.I. American Value Fund - Series II Variable Option

Invesco V.I. American Franchise - Series II Variable Option

Invesco V.I. Comstock Fund - Series II Variable Option

Invesco V.I. Core Bond Plus Fund - Series II Variable Option

Invesco V.I. Discovery Large Cap Fund - Series II Variable Option

Invesco V.I. Discovery Mid Cap Growth Fund - Series II Variable Option

Invesco V.I. Global Strategic Income Fund - Series II Variable Option

Invesco V.I. Growth and Income Fund - Series II Variable Option

Invesco V.I. Main Street Fund® - Series II Variable Option

Invesco V.I. Main Street Small Cap Fund® - Series II Variable Option

Putnam VT Core Equity Fund - Class IB Variable Option

Putnam VT George Putnam Balanced Fund - Class IB Variable Option

Putnam VT Global Asset Allocation Fund - Class IB Variable Option

Putnam VT Government Money Market Fund - Class IB Variable Option

Putnam VT High Yield Fund - Class IB Variable Option

Putnam VT Income Fund - Class IB Variable Option

Putnam VT International Equity Fund - Class IB Variable Option

Putnam VT Large Cap Growth Fund - Class IB Variable Option

Putnam VT Large Cap Value Fund - Class IB Variable Option

Morgan Stanley VIF Discovery Portfolio - Class II Variable Option

Morgan Stanley VIF Emerging Markets Debt Portfolio - Class II Variable Option

Templeton Emerging Markets VIP Fund - Class 2  Variable Option

Templeton Foreign VIP Fund - Class 2 Variable Option

Templeton Global Bond VIP Fund - Class 2 Variable Option

Excluded Variable Options:

Fidelity® VIP Growth Opportunities Portfolio - Service Class 2 Variable Option

Invesco V.I. Global Fund - Series II Variable Option

Morgan Stanley VIF Growth Portfolio - Class I Variable Option

Morgan Stanley VIF Growth Portfolio - Class II Variable Option

Income Protection Benefit

If you select the Income Protection Benefit, you must allocate between the assets supporting your variable income payments as follows:

Unrestricted Variable Options (at least 30% of assets)	Restricted Variable Options (up to 70% of assets)(1),*	Excluded Variable Options(1)
Fidelity® VIP Freedom Retirement PortfolioSM - Service Class 2 Variable Option	Fidelity® VIP Freedom 2010 PortfolioSM - Service Class 2 Variable Option	Fidelity® VIP Growth Opportunities Portfolio- Service Class 2 Variable Option
Franklin U.S. Government Securities VIP Fund- Class 2 Variable Option	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 Variable Option	Invesco V.I. American Franchise Fund - Series II Variable Option
Invesco V.I. Core Bond Plus Fund - Series II Variable Option	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 Variable Option	Invesco V.I. Discovery Mid Cap Growth Fund- Series II Variable Option
Invesco V.I. Global Strategic Income Fund - Series II Variable Option	Fidelity® VIP ContrafundSM Portfolio - Service Class 2 Variable Option	Invesco V.I. Main Street Small Cap Fund® - Series II Variable Option
Putnam VT Income Fund - Class IB Variable Option	Fidelity® VIP Index 500 Portfolio - Service Class 2 Variable Option	Morgan Stanley VIF Discovery Portfolio - Class II Variable Option
Putnam VT Government Money Market Fund - Class IB Variable Option	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Variable Option	Morgan Stanley VIF Emerging Markets Debt Portfolio - Class 2 Variable Option

Franklin Income VIP Fund - Class 2 Variable Option	Putnam VT Global Health Care Fund - Class IB Variable Option
Franklin Growth and Income VIP Fund - Class 2 Variable Option	Putnam VT Sustainable Leaders Fund- Class IB Variable Option
Franklin Large Cap Growth VIP Fund - Class 2 Variable Option	Templeton Emerging Markets VIP Fund - Class 2 Variable Option
Franklin Mutual Global Discovery VIP Fund - Class 2 Variable Option
Franklin Small Cap Value VIP Fund - Class 2 Variable Option
Franklin Mutual Shares VIP Fund - Class 2 Variable Option
Invesco V.I. American Value - Series I Variable Option
Invesco V.I. American Value - Series II Variable Option
Invesco V.I. Comstock Fund - Series II Variable Option
Invesco V.I. Discovery Large Cap Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Variable Option
Invesco V.I. Global Fund - Series II Variable Option
Invesco V.I. Growth and Income Fund - Series II Variable Option
Invesco V.I. Main Street Fund® - Series II Variable Option
Lord Abbett Series, Inc. - Fundamental Equity Portfolio Variable Option
Lord Abbett Series, Inc. - Bond-Debenture Portfolio Variable Option
Lord Abbett Series, Inc. - Growth and Income Portfolio Variable Option
Lord Abbett Series, Inc. - Growth Opportunities Portfolio Variable Option
Lord Abbett Series, Inc. - Mid Cap Stock Portfolio Variable Option
Morgan Stanley VIF Growth Portfolio - Class I Variable Option
Putnam VT Core Equity Fund - Class IB Variable Option
Putnam VT Focused International Equity Fund - Class IB Variable Option
Putnam VT Global Asset Allocation Fund- Class IB Variable Option
Putnam VT George Putnam Balanced Fund - Class IB Variable Option
Putnam VT High Yield Fund - Class IB Variable Option
Putnam VT International Equity Fund - Class IB Variable Option
Putnam VT Large Cap Growth Fund Variable Option

Putnam VT Large Cap Value Fund - Class IB Variable Option
Putnam VT U.S. Research Fund - Class IB Variable Option
Templeton Foreign VIP Fund - Class 2 Variable Option
*	As noted above, certain Variable Options are closed to new investments. If you invested in these Variable Options prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Option. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Options to any of the remaining Variable Options available with the Income Protection Benefit Option prior to adding it to your Contract.
(1)	You may not allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Options. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Options.

Appendix C - Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
			5-year Withdrawal Charge Option	3-year Withdrawal Charge Option	No Withdrawal Charge Option
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None	None
Mortality and Expense Risk Charge(Base Contract)	1.10%	1.40%	1.40%	1.50%	1.60%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5/ 4/ 3	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Transfer Periods	3 to 6-month	3 to 6-month	3 to 6-month	3 to 6-month	N/A
	7 to 12-month	7 to 12-month	7 to 12-month	7 to 12-month	N/A

Standard Fixed Account Option (some options not available in all states)
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	1-year	N/A	N/A	N/A	N/A
	3-year*	N/A	N/A	N/A	N/A
	5-year*	N/A	N/A	N/A	N/A
	7-year*	N/A	N/A	N/A	N/A
*	Available only in states in which the MVA Fixed Account Option is not offered.

MVA Fixed Account Option (not available in all states)**
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	3-year	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year	10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

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Appendix D - Contract Feature Calculation Examples

Six-Month Dollar Cost Averaging Fixed Account Option

Money in the Six-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Six-Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Six-Month Dollar Cost Averaging Fixed Account must be transferred to Variable Options of the variable account in equal monthly installments within the six-month transfer period. If the Six-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Six-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market Variable Option unless a different Variable Option  is requested. In this example, the policyholder allocates $100,000 to a Six-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Six equal payments of $16,769.47 are transferred to the Variable Options each month. These six equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Options within the six-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$16,769.47	$205.27	$83,435.80
2	$83,435.80	$16,769.47	$164.42	$66,830.75
3	$66,830.75	$16,769.47	$123.46	$50,184.74
4	$50,184.74	$16,769.47	$82.41	$33,497.68
5	$33,497.68	$16,769.47	$41.26	$16,769.47
6	$16,769.47	$16,769.47	$0.00	$0.00

12 Month Dollar Cost Averaging Fixed Account Option

Money in the Twelve-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Twelve-Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Twelve-Month Dollar Cost Averaging Fixed Account must be transferred to Variable Options of the variable account in equal monthly installments within the twelve-month transfer period. If the Twelve-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Twelve-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market Variable Option unless a different Variable Option is requested. In this example, the policyholder allocates $100,000 to a Twelve-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Twelve equal payments of $8,446.69 are transferred to the Variable Options each month. These twelve equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Options within the twelve-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$8,446.69	$225.80	$91,779.10
2	$91,779.10	$8,446.69	$205.52	$83,537.93
3	$83,537.93	$8,446.69	$185.20	$75,276.43
4	$75,276.43	$8,446.69	$164.82	$66,994.55
5	$66,994.55	$8,446.69	$144.39	$58,692.25
6	$58,692.25	$8,446.69	$123.92	$50,369.48
7	$50,369.48	$8,446.69	$103.39	$42,026.18
8	$42,026.18	$8,446.69	$82.82	$33,662.30
9	$33,662.30	$8,446.69	$62.19	$25,277.79
10	$25,277.79	$8,446.69	$41.51	$16,872.61
11	$16,872.61	$8,446.69	$20.78	$8,446.69
12	$8,446.69	$8,446.69	$0.00	$0.00

Basic Dollar Cost Averaging

Through our Dollar Cost Averaging Progra, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Option or any Fixed Account Option to any of the other Variable Options. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase. In this example, the policyholder elects to transfer a specified fixed amount of $1,000 monthly from Variable Option A to Variable Option B.

Month	Balance of Variable Option A Prior to Transfer	Balance of Variable Option B Prior to Transfer	Transfer from Variable Option A to Variable Option B	Balance of Variable Option A After Transfer	Balance of Variable Option B After Transfer
1	$100,000.00	$100,000.00	$1,000.00	$99,000.00	$101,000.00

Automatic Portfolio Rebalancing

Automatic Portfolio Rebalancing allows the customer to rebalance the Variable Options within the Variable Account to the desired allocation on a monthly, quarterly, semi-annual, or annual basis, determined on the first date the customer decides to rebalance.

In this example, the customer decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The customer rebalances on an annual basis. 1 year after $100,000 is invested in three different funds, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation		Fund Performance	Year End Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the Variable Options within the Variable Account to reflect the specified allocation. The number of units for each Variable Option are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

If you participate in a TrueBalance model portfolio, the original allocations will follow the model portfolio. We will rebalance your Contract Value with the same method as the above example.

Systematic Withdrawal

A systematic withdrawal schedule is a method of withdrawing funds from an annuity account that specifies the amount and frequency of the payments to be made to the policyholder. A systematic withdrawal schedule can be set up to be paid monthly, quarterly, semi-annually, or annually. Policyholders are not guaranteed lifelong payments. With the systematic withdrawal schedule, one chooses instead to withdraw funds from an account, bearing the risk that the funds become depleted. You may pay taxes on annuity payments, although they grow in a tax-deferred account. In this example, a policyholder allocates funds to four Variable Options. Fund A holds 35% of all funds, Fund B holds 30%, Fund C holds 20%, and Fund D holds 15%. The policyholder sets up a $2,000 monthly withdrawal. With the allocation above, $700 (35%) of the withdrawal amount would come from Fund A, $600 (30%) would come from Fund B, $400 (20%) would come from Fund C, and $300 (15%) would come from Fund D.

Automatic Additions Program

The Automatic Additions Program allows you to add subsequent purchase payments per month through automatic transfers from your bank account. Automatic Additions are not available with Dollar Cost Averaging Fixed Account Option. Subsequent purchase payments must be at least $50. In this example, a policyholder allocates funds to four Variable Options. The policyholder allocates 35% to Fund A, 30% to Fund B, 20% to Fund C and 15% to Fund D. The policyholder sets up a $2,000 monthly automatic addition. $700 (35%) of the added amount would go to Fund A, $600 (30%) would go to Fund B, $400 (20%) would go to Fund C, and $300 (15%) would go to Fund D.

Waivers

All the waivers listed below allow you to withdraw Contract Value without a withdrawal charge:

Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.

You must meet certain criteria to be considered confined to a long-term care facility and provide the required proof of confinement;
Does not apply under the Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.

Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.

You must meet certain criteria to be considered terminally ill and provide the required proof;
Does not apply under the Advisor Preferred Contract with No Withdrawal Charge Option;
May not be available in all states.

Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria and time frames to obtain this waiver; Does not apply under the Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.

Appendix E - Example of Calculation of Income Protection Benefit

The example below illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

E-1

Appendix F - Calculation of Retirement Income Guarantee 1 and 2

RIG 1 - Income Base Growth

The Contract Value on the Rider Date is $100,000 and an accumulation rate of 5% applies.

On the Rider Date, the Income Base is $100,000.

One year from the rider date, the Income Base is

$100,000 × (1 + 5%) = $105,000.

Two years from the rider date, the Income Base is

$105,000 × (1 + 5%) = $110,250.

If no additional purchase payments are made, the Income Base will reach the cap of $200,000 in the 15th contract year.

After 14 years, the Income Base will be:

$100,000 × (1 + 5%)[14] = $197,993.20

Accumulating at the daily equivalent of 5% for 76 additional days, it will have reached the cap of $200,000:

$197,993.20 × (1 + 5%)(74/365) = $200,014.83 (this amount is capped at $200,000)

RIG 2 - Income Base Growth

The RIG 2 Income Base is the greatest of Income Base A and Income Base B.

On the Rider Date, the Income Base A is $100,000 and Income Base B is $100,000 and that an accumulation rate of 5% applies.

As of one year from the rider date, no additional purchase payments have been made.

Income Base A is

$100,000 × (1 + 5%) = $105,000

and Income Base B is still $100,000 since no additional payments have been made.

Therefore, the RIG 2 Income Base is $105,000 (the greatest of $105,000 and $100,000).

A purchase payment of $5,000 is made 100 days after the first anniversary.

Income Base A has accumulated at the 5% accumulation rate for an additional 100 days, to

$105,000 × (1 + 5%)(100/365) = $106,412.98.

The additional purchase payment increases:

Income Base A to:

$106,412.98 + $5,000 = $111,412.98

and Income Base B to:

$100,000 + $5,000 = $105,000

Therefore, the RIG 2 Income Base is $111,412.98.

As of the 2nd Contract Anniversary the Contract Value has grown to $125,000.

Income Base A has accumulated at the 5% accumulation rate for the remaining 265 days in year 2 and is now

$111,412.98 × (1 + 5%)(265/365) = $115,430.29.

Income Base B has stepped up to $125,000, the Contract Value.

Therefore, the RIG 2 Income Base is $125,000 (the greatest of $115,430.29 and $125,000).

RIG 1 - Impact of Withdrawals on the Income Base – Example 1

The RIG 1 Income Base at the beginning of contract year 3 is $100,000 and an accumulation rate of 5% applies.

A withdrawal of $4,000 is made 100 days into the contract year.

Before the withdrawal, the Income Base has grown at the 5% accumulation rate for 100 days to:

$100,000 × (1 + 5%)(100/365) = $101,345.69.

The withdrawal amount is less than 5% of the beginning of year Income Base. Therefore, the withdrawal adjustment is equal to the withdrawal amount times a discount factor based on a 5% interest rate and the number of remaining 265 days in the contract year.

The discount factor is 1/[(1 + 5%)(265/365)] = 0.965197

The withdrawal adjustment is the withdrawal amount × discount factor:

$4,000 × 0.965197 = $3,860.79

which reduces the Income to:

$101,345.69 - $3,860.79 = $97,484.90.

Accumulating this at the daily equivalent of 5% for 265 days to the end of the contract year, the Income Base is:

$97,484.90 × (1 + 5%)(265/365) = $101,000.

RIG 1 - Impact of Withdrawals on the Income Base – Example 2

Continuing with the example above, a $10,000 withdrawal is taken at the beginning of year 4.

The Contract Value just prior to the withdrawal is $107,000.

Continuing from the above example, the Income Base is $101,000.

Step 1: The portion of the withdrawal which does not exceed 5% of the beginning of year Income Base is

5% × $101,000 = $5,050

Step 2: For this portion of the withdrawal, the discount factor is

1/(1 + 5%) = 0.952381

and the withdrawal adjustment is

$5,050 × 0.952381 = $4,809.52

Step 3: The portion of the withdrawal which exceeds 5% of the Income Base is

$10,000 - $5,050 = $4,950.

Step 4: For this portion of the withdrawal, a proportional adjustment is made to the withdrawal. The proportional adjustment is the withdrawal amount (or portion thereof) divided by the account value prior to the withdrawal, reduced by the portion which did not exceed 5% of beginning of year Income Base.

Proportional adjustment to the withdrawal:

$4,950 / ($107,000 - $5,050) = 0.048553

Step 5: This proportion is then multiplied by the most recently calculated Income Base reduced by the portion which did not exceed 5% of beginning of year Income Base.

Adjustment for portion not exceeding 5% of the beginning of year Income Base:

0.048553 × $101,000 = $4,903.85

Step 6: The total withdrawal adjustment is the values from Steps 2 and 5 added together,

$4,809.52 + 4,903.85 = $9,713.37

Example: RIG 2 - Impact of Withdrawals on the Income Base

The RIG 2 Income Base is the greatest of Income Base A and Income Base B, so a separate withdrawal adjustment is calculated for Income Base A and Income Base B.

The Income Base A adjustment is the same as that for the RIG 1 Income Base.

The Income Base B adjustment is calculated as follows:

The Contract Value and Income Base B on the Rider Date are $100,000.

The Contract Value on the first anniversary is $95,000 there have been no withdrawals up to that day.

A $20,000 withdrawal is taken on the first anniversary.

Income Base B is reduced by a proportional withdrawal adjustment equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal which is them multiplied by the most recently calculate Income Base B to determine the proportional withdrawal adjustment.

Just prior to the withdrawal, the most recently calculated Income Base B value is still $100,000.

Withdrawal divided by contract value:

= $20,000 / $95,000 = 0.210526 and

The proportional withdrawal adjustment:

= 0.210526 × $100,000 = $21,052.60

Income Base B is reduced to $100,000.00 - $21,052.60 = $78,947.40

Appendix G - Withdrawal Adjustment Example - Death Benefits

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$ 55,000		$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/06	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 39,000	$ 41,250	$ 40,339	$ 41,953

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
ROP Death Benefit and SureIncome ROP Death Benefit (Purchase Payment Value Death Benefits)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000
MAV Death Benefit (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250
Enhanced Beneficiary Protection (Annual Increase) Benefit** (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953
*	For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
**	Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

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Appendix H - Calculation of Earnings Protection Death Benefit

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Everlake Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$25,000 ($125,000-$100,000)
Earnings Protection Death Benefit**	=	40% × $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for  Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Advisor Plus Contract.
** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Everlake Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%×$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for  Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Advisor Plus Contract.
** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the

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Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Everlake Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%×$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Advisor Plus Contract.
** If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Advisor Plus Contract.

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%×$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

*For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Advisor Plus Contract.
** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

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Appendix I - Withdrawal Adjustment Example - TrueReturn Accumulation Benefit*

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Advisor and Advisor Preferred Contracts, $52,000 for Advisor Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
					Purchase Payment Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus
1/2/06	Contract Anniversary	$55,000	0	$55,000	$50,000	$52,000
7/2/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000
*	For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix J - SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

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Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

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Appendix K - SureIncome Plus Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

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Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

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Appendix L - SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base (5% × $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Appendix M - Enhanced Beneficiary Protection (Annual Increase) Option Calculation Examples

Example: Enhanced Beneficiary Protection (Annual Increase) Benefit Amount and Age 80 Restriction

The Contract Value on the date we issue the rider is $100,000 and an accumulation rate of 5% applies. The Enhanced Beneficiary Protection (Annual Increase) Benefit is $100,000. The Contract Owner and Annuitant is age 77.

If no additional purchase payments are made, one year from the rider date, the Enhanced Beneficiary Protection (Annual Increase) Benefit is $105,000.

A purchase payment of $10,000 is made on the first contract anniversary. Then, two years from the rider date, the Enhanced Beneficiary Protection (Annual Increase) Benefit is ($105,000 + $10,000) × (1 + 5%) $120,750.

No additional purchase payments are made. On the next (3rd) Contract Anniversary, the Enhanced Beneficiary Protection (Annual Increase) Benefit is $126,787.50 and the Contract Owner and Annuitant is age 80. Since it is the Contract Anniversary following the 80th birthday, the Enhanced Beneficiary Protection (Annual Increase) Benefit will no longer accumulate on a daily basis at a rate equivalent to 5% per year.

However, any additional purchase payment will increase the Enhanced Beneficiary Protection (Annual Increase) Benefit by the amount of the purchase payment.

Example: Enhanced Beneficiary Protection (Annual Increase) Benefit – 200% Cap

The Contract Value on the date we issue the rider is $100,000 and an accumulation rate of 5% applies. The Enhanced Beneficiary Protection (Annual Increase) Benefit is $100,000. The Contract Owner and Annuitant is age 50.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is $200,000 (200% of the purchase payment).

An additional purchase payment of $50,000 is made one year later so the total of all purchase payments is $150,000. The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is $300,000.

The Enhanced Beneficiary Protection (Annual Increase) Benefit has grown to $300,000 by the 15th Contract Anniversary, so the benefit has reached the cap of $300,000 and no longer increases.

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Appendix N - Special Contract Provisions for Annuities Issued in Certain States

Jurisdiction	Special Provisions
Maryland	Employee Endorsement not available.
Massachusetts (Unisex)	No Standard Fixed Account Unisex Rates (Unisex Income Payment Tables)
Minnesota	Retirement Income Guarantee Rider 1 and Rider 2 not available. Earnings Protection Death Benefit (EEDB) Rider not available. Income Protection Benefit Rider not available.
Montana	Unisex Rates (Unisex Income Payment Tables)
New York	Employee Endorsement not available. Enhanced Beneficiary Protection A not available. Waiver of Charges Endorsement not available. Earnings Protection Death Benefit (EEDB) Rider not available.
Ohio	Employee Endorsement not available.
Oregon	Advisor Plus version not available. Employee Endorsement not available. Income Protection Benefit Rider not available.
South Carolina	Employee Endorsement not available.
Texas	Waiver of Charges Endorsement not available.
Washington	Earnings Protection Death Benefit Rider not available Employee Endorsement not available.

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Mailing

We (Everlake Life) have filed a Statement of Additional Information, dated May 1, 2026, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Contracts, and  Everlake Life, and the Everlake Financial Advisors Separate Account I, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, or to request other information about the Contracts, and to make investor inquiries, please write to us at P.O. Box 758543, Topeka, KS 66675-8566, or call us at 1-800-457-7617.

Reports and other information about Everlake Life and the Everlake Financial Advisors Separate Account I are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

[THIS PAGE WAS INTENTIONALLY LEFT BLANK]

EDGAR Contract Numbers:
C000020522; C000269737  Advisor
C000020518; C000269738 Advisor Plus
C000020520; C000269736 Advisor Preferred

ASADVISOR

The Putnam Advisor Variable Annuities
(Advisor, Advisor Plus, Advisor Preferred)
Registered Separate Account: EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
Issued by: Everlake Life Insurance Company (“Everlake Life”)
Everlake Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758543, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584

Prospectus dated May 1, 2026

Everlake Life Insurance Company (“Everlake Life”, “we”, “our”, “the Company”, or “us”) offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract” or “Annuity”):

•	Putnam Advisor

•	Putnam Advisor Plus

•	Putnam Advisor Preferred

The Contracts were no longer offered for new sales as of November 27, 2003. Please keep it for future reference. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. See “Appendix A – Investment Options Available Under the Contract” for additional information about each investment option.

For the Putnam Advisor Plus Contracts with the Credit Enhancement, the expenses may be higher than for contracts without a Credit Enhancement, the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Putnam Advisor Plus Contract, and the withdrawal charge period is longer.

This prospectus sets forth information about the Annuity that you should know before investing. Please read this prospectus and keep it for future reference. The Annuity is a complex investment that involves risks, including potential loss of principal.

This prospectus describes all the investment options, features, and benefits that we make available under the Annuity. The availability of investment options, features and benefits described in this prospectus may vary depending on the broker-dealer through which the Contract is sold (“financial intermediary variations”). We have identified all such financial intermediary variations that are known or reasonably available to us. Financial intermediary variations may be imposed by some broker-dealers without our knowledge. For example, your Financial Professional may not recommend a particular investment option or benefit to you because of a decision by the Financial Professional’s broker-dealer not to offer that investment option or benefit to its customers. Taking into consideration the breadth of our distribution network, we are unable to obtain information about all financial intermediary variations without unreasonable effort or expense. You should discuss with your Financial Professional any limitations, restrictions, or other variations related to the investment options, benefits or other features available to you through your Financial Professional.

The Annuity is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals may reduce the level of various optional benefit guarantees and could result in taxes and tax penalties.

The Company’s obligations under the Annuity are subject to its financial strength and claims-paying ability. In compliance with U.S. law, we deliver this prospectus to Annuity Owners that currently reside outside of the United States. In addition, we may not market or offer benefits, features, or enhancements to prospective or current Annuity Owners while outside of the United States.

These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S.
government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

IMPORTANT NOTICES

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PUTNAM

Glossary of Terms

Accumulation Phase: The period begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.

Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Options during the Accumulation Phase.

Accumulation Unit Value: The separate value for each Variable Option’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Annuitant: The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows: 90- Putnam Advisor, 85- Putnam Advisor Plus, and 90- Putnam Advisor Preferred.

Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $50 or more per month by automatically transferring money from your bank account. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Advisor Contracts only).

Automatic Fund Rebalancing Program: A program, during the Accumulation Phase, where we automatically rebalance the Contract Value in each Variable Option and return it to the desired percentage allocations quarterly, semi-annually, or annually.

Beneficiary(ies): The person(s), who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries by written notice at any time unless you have designated an irrevocable Beneficiary.

•	Primary Beneficiary: the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your contract.

•	Contingent Beneficiary: The person selected by the Contract owner who will receive the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

Cancellation Period: The time during which you have the right to cancel your Contract, generally within 20 days of receipt or any longer period as your state may require.

Charge Free Withdrawal Amount: The amount, equal to 15% of the Contract Value as of the beginning of that Contract Year, you can withdraw during each Contract Year without paying the charge. Unused portions of this 15% “Charge Free Withdrawal Amount” are not carried forward to future Contract Years.

Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.

Contract: Putnam Advisor, Putnam Advisor Plus, Putnam Advisor Preferred, are each an individual and group flexible premium deferred variable annuity contract between you, the Contract owner, and Everlake Life, a life insurance company. In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.

Contract Anniversary: Each twelve-month period from the date of your Contract’s issue date.

Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.

Contract Value “Account Value”): On the Issue Date, your Contract Value will depend on which Contract you have.

•	Putnam Advisor: Is equal to your initial Purchase Payment.

•	Putnam Advisor Plus: Is equal to your initial Purchase Payment plus the Credit Enhancement.

•	Putnam Advisor Preferred: is equal to your initial Purchase Payment.

Thereafter your Contract Value at anytime during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Option(s) offered by your Contract.

Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”

Credit Enhancement: For Putnam Advisor Plus Contracts only. Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment.

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Dollar Cost Averaging Program: A program that automatically transfers dollar cost averaging prior to the Payout Start Date by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation.

Due Proof of Death: Documentation needed when there is a claim for distribution on death. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.

Excess of Earnings Withdrawal: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts. You may allocate all or a portion of your Purchase Payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 Dollar Cost Averaging Options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states.

Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our home office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.

Guarantee Period: The period of time during which each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee. The Guarantee Periods may not be available in your state.

Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals or change your choice of Income Plan.

Investment Alternatives: The Fixed Account Options and the Variable Options offered under the Contract that invest in the shares of a corresponding Portfolios.

Issue Date: The date we issue your Contract.

Maximum Anniversary Value: An amount used to determine the death benefit that equals the initial purchase payment (including Credit Enhancement in the case of Putnam Advisor Plus Contracts) on the Issue Date and is subsequently adjusted for purchase payments and withdrawals as detailed in “Death Benefit Amount.”

Payout Phase: The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

Payout Start Date: The day that we apply your Contract Value, less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant’s 90th birthday, or the 10th Contract Anniversary, if later.

Portfolios: Underlying mutual fund(s) in which a Variable Option invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Qualified Contracts: Contracts held in a plan which provides that the income on tax sheltered annuities is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the other annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.

Rider Application Date: The later of the date we receive the completed application or the request to add an option.

Settlement Value: The amount payable on a full withdrawal of Contract Value on the date we determine the death benefit.

Standard Fixed Account Option: An option that provides for the crediting of interest at a specified rate that we guarantee for a period of years.

Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.

Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.

Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Options, each of which is available under the Contract.

Variable Option: An investment in the shares of corresponding funds.

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We, Us, Our, Everlake Life, or the Company: Everlake Life Insurance Company.

you, your, Owner: The Owner(s) shown in the Contract.

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Overview of the Contract

Overview of the Contract
Purpose of the Contract

This Contract is a variable annuity contract and is designed to help the investor accumulate assets on a tax deferred basis through an investment portfolio and to provide or supplement the investor’s retirement income. This Contract is appropriate for an investor who has a higher risk tolerance, an understanding of investments, a long-term investment horizon, and has funds available to invest that are not required to meet current needs. The Contract is not intended for people who may need to make early or frequent withdrawals.

The Contract has various optional features and benefits that may be appropriate for you based on your financial objectives and situation. The Contract also offers certain death benefit features, which can be used to transfer assets to your beneficiaries. These optional features may impose additional fees, as summarized below in the Fee Table.

For the Putnam Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Putnam Advisor Plus Contract, and the withdrawal charge period is longer.

Phases of the Contract

Accumulation Phase: This is the period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.

Payout Phase: You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Options, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving payments under Income Plan 3. See “Income Plans” for additional information.

After the Payout Start Date, death benefits and any living benefits will terminate.

Investment Options

During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Options and/or Fixed Account Options.

Variable Options: The Variable Option we make available each invest in an underlying Portfolio whose share price generally fluctuates each day. The Variable Options do not provide any level of protection against negative returns. You are at risk of losing principal and any earnings if you allocate funds to a Portfolio.

Fixed Account Option: If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically.

Contract Features
Death Benefit

At no additional charge, if you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. For an added charge, you can also select an additional death benefit option, which may increase the amount of money payable to your designated beneficiaries upon your death.

Optional Withdrawal Benefits

The prospectus describes optional withdrawal benefit riders that, for additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations) and guarantee a minimum income amount.

These benefits are more fully described in the “Benefits Available Under the Contract” section of this prospectus. Please keep in mind, once you have selected an optional benefit, your ability to select a different option may be limited. We may discontinue offering these options at any time.

Dollar Cost Averaging (“DCA”)

Through our Dollar Cost Averaging Program, at no additional charge, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Option or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Option.

Portfolio Rebalancing

If you select our Automatic Portfolio Rebalancing Program, at no additional charge, we will automatically rebalance the Contract Value in each Variable Option and return it to the desired percentage allocations each quarter. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

Systematic Withdrawal Program	At no additional charge, this program allows you to receive regular automatic withdrawals from your Contract on a monthly basis at any time prior to the Payout Start Date.
Credit Enhancements

For Putnam Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment. There is no limit on the time period that credits can be applied to purchase payments.

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Key Information

	Key Information	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Putnam Advisor: If you withdraw money from the Contract within 7 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 7% of the purchase payments withdrawn, declining to 0% over 7 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment.

Putnam Advisor Plus: If you withdraw money from the Contract within 8 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 8.0% of the purchase payments withdrawn, declining to 0% over 8 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment.

Putnam Advisor Preferred: If you withdraw money from the Contract within 2 years following your last purchase payment, you will be assessed a maximum Withdrawal Charge of 2% of the purchase payments withdrawn, declining to 0% over 2 years. For example, if you make an early withdrawal, you could pay a Withdrawal Charge of up to $2,000 on a $100,000 investment.

Charges and Adjustments
Are There Transaction Charges?

Yes.

In addition to Withdrawal Charges, you may be charged for transferring cash value between Investment Alternatives, as follows:

Transfer Fee. You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.

Charges and Adjustments, Investment Alternatives: Transfers

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Are There Ongoing Fees and Expenses?

Yes.

The following table describe the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the Contract options you have elected.

				Charges and Adjustments, Annuity Period and Death Benefits
	Annual Fee	Minimum	Maximum
	Base Contract: (as a percentage of daily net assets of the Variable Option)
	Putnam Advisor	1.25%	1.28%
	Putnam Advisor Plus	1.60%	1.60%
	Putnam Advisor Preferred	1.65%	1.65%
	Portfolio Company fees and expenses	0.69%	1.71%
	Optional benefits available for an additional charge: (all Contracts, for a single optional benefit, if elected)	0.05% (as a percentage of Income Base)	0.35% (as a percentage of daily net assets of the Variable Option)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges that substantially increase costs.

	Lowest Annual Cost: Putnam Advisor $1,983 Putnam Advisor Plus $2,340 Putnam Advisor Preferred $2,391	Highest Annual Cost: Putnam Advisor $4,089 Putnam Advisor Plus $4,442 Putnam Advisor Preferred $4,492

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive combination of Contract classes and Portfolio Company fees and expenses

•

No optional benefits

•

No sales charges

•

No additional purchase payments, transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of Contract classes, optional benefits and Portfolio Company fees and expenses

•

No sales charges

•

No additional purchase payments, transfers or withdrawals

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	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?

No.

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawal charges will reduce the value of your Contract if you withdraw money during the period of time that withdrawal charges are assessed on your Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to a 10% additional tax.

Charges and Adjustments, Investment Alternatives: Transfers, Taxes
What are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Alternatives you select which are available under the Contract (e.g., the Portfolios). Each investment option, including any investment alternatives, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.

Investment Alternatives: Variable Options Investment Alternatives: Fixed Options
What are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to Everlake Life. Any obligations (including under any fixed account Investment Alternatives), guarantees, or benefits are subject to the claims-paying ability of Everlake Life. If Everlake Life experiences financial distress, it may not be able to meet its obligations to you. More information about Everlake Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.

Investment Alternatives: Fixed Options

	Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?

Yes.

Certain Variable Options may not be available depending on the date you purchased your Contract. In addition, Certain Variable Options are closed to Contract Owners not invested in the specified Variable Options by a designated date.

There are limitations on the transfer of Contract Value among Certain Variable Options and from the Fixed Account.

We impose a charge for transfers among Variable Options in excess of the 12.

We reserve the right to remove, substitute, or close Portfolios as Investment Alternatives.

We reserve the right to limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities.

Not all Fixed Account Options are available in all states or with all Contracts.

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page for additional information.

Charges and Adjustments, Investment Alternatives
Are There any Restrictions on Contract Benefits?

Yes.

There are restrictions and limitations relating to benefits offered under the Contract. Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.

We may discontinue of the availability of any optional benefit at any time prior to the time you elect it.

Certain optional benefits limit or restrict the Investment Alternatives you may select under the contract. We may change these restrictions in the future.

Certain optional benefits have Contract Value minimums. If withdrawals reduce your Contract Value below the minimum, your optional benefit(s) may be reduced or terminated.

Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page for additional information

Annuity Period and Death Benefits

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	Taxes	Location in Prospectus
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit to You if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may also be subject to a 10% additional tax if taken before age 59½.

Taxes

	Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?

Some investment professionals may receive compensation for selling the Contracts to you in the form of commissions and other non-cash compensation (e.g., marketing allowances). Thus, these investment professionals may have a financial incentive to offer or recommend the Contracts over another investment.

More Information
Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable for you to purchase the new contract rather than continue to own your existing Contract.

Statement of Additional Information

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Fee Table

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from your Contract. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Charges and Adjustments” section.

Transaction Expenses

Withdrawal Charge(1):	Maximum
(as a percentage of purchase payments withdrawn)
Putnam Advisor	7%
Putnam Advisor Plus	8%
Putnam Advisor Preferred	2%
Transfer Fee(2):	Up to 2.00% of the amount transferred

(1)	Withdrawal Charges in subsequent years*
	Number of full years from application of each Purchase Payment	0	1	2	3	4	5	6	7	8+
	Putnam Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
	Putnam Advisor Plus	8%	8%	8%	7%	6%	5%	4%	3%	0%
	Putnam Advisor Preferred	2%	1%	0%	0%	0%	0%	0%	0%	0%
*	Each Contract Year, you may withdraw up to the Charge Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See “Withdrawal Charge,” for more information.
(2)

There is no charge for the first 12 transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 0.50% of the amount transferred.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Annual Fee	Maximum	Current
Contract Maintenance Charge*
Putnam Advisor	$30	$30
Putnam Advisor Plus	None	None
Putnam Advisor Preferred	None	None
Base Contract Expenses (as a percentage of daily net assets of the Variable Options)
Contract:
Putnam Advisor	1.25%	1.25%
Putnam Advisor Plus	1.60%	1.60%
Putnam Advisor Preferred	1.65%	1.65%
Optional benefits available for an additional charge:
Enhanced Beneficiary Protection Option (as a percentage of daily net assets of the Variable Options)	0.25%	0.15%
Earnings Protection Death Benefit Option (issue age 0-65) (as a percentage of daily net assets of the Variable Options)	0.30%	0.20%
Earnings Protection Death Benefit Option (issue age 66-75) (as a percentage of daily net assets of the Variable Options)	0.50%	0.35%
Retirement Income Guarantee Option 1** (as a percentage of Income Base)	0.05%	0.05%

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Annual Fee	Maximum	Current
Retirement Income Guarantee Option 2** (as a percentage of Income Base)	0.30%	0.30%
*	Waived in certain cases. See “Charges.”
**	We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004. Only one RIG Benefit is allowed on a contract at any time. Cannot be combined with any other living benefits.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.

	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.69%	1.71%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.

The Example assumes that you invest $100,000 in the Variable Options in your Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. These optional benefits include the Retirement Income Guarantee Option 2 and the Earnings Protection Death Benefit Option for a person age 66 or more. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

PUTNAM ADVISOR
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$11,089	$18,407	$24,918	$43,065	$10,063	$15,391	$20,000	$33,838
If you annuitize your Contract at the end of the applicable time period:	$4,089	$12,407	$20,918	$43,065	$3,063	$9,391	$16,000	$33,838
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$4,089	$12,407	$20,918	$43,065	$3,063	$9,391	$16,000	$33,838

PUTNAM ADVISOR PLUS
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$12,442	$21,430	$28,561	$46,024	$11,419	$18,447	$23,735	$37,155
If you annuitize your Contract at the end of the applicable time period:	$4,442	$13,430	$22,561	$46,024	$3,419	$10,447	$17,735	$37,155
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$4,442	$13,430	$22,561	$46,024	$3,419	$10,447	$17,735	$37,155

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PUTNAM ADVISOR PREFERRED
	Assuming maximum fees and expenses of any of the portfolios available with the benefit				Assuming minimum fees and expenses of any of the portfolios available with the benefit
	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
If you surrender your Contract at the end of the applicable time period:	$6,492	$13,576	$22,794	$46,438	$5,470	$10,597	$17,980	$37,619
If you annuitize your Contract at the end of the applicable time period:	$4,492	$13,576	$22,794	$46,438	$3,470	$10,597	$17,980	$37,619
If you do not surrender or annuitize your Contract at the end of the applicable time period:	$4,492	$13,576	$22,794	$46,438	$3,470	$10,597	$17,980	$37,619

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Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.

Risk of Loss

You can lose money by investing in the Contract, including your principal investment. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Early Withdrawal Risk

The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Because of the long-term nature of the Annuity, you should consider whether the Annuity is consistent with your financial situation and objectives. Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to negative tax consequences. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take, including Advisory Fee deductions.

Credit Enhancement

For the Putnam Advisor Plus Contracts with the Credit Enhancement, please note that the expenses may be higher than for contracts without a Credit Enhancement, and the amount of the Credit Enhancement may be more than offset by the additional fees and charges associated with the Putnam Advisor Plus Contract, and the withdrawal charge period is longer.

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g., the Portfolios). Each investment option, including any fixed account investment option, will have its own unique risks. You should review these Investment Options before making an investment decision. We reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates.

Insurance Company Risks

An investment in the Contract is subject to the risks related to Everlake Life. Any obligations (including under any fixed account Investment Alternatives which are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses), guarantees, or benefits are subject to the claims-paying ability of Everlake Life. If Everlake Life experiences financial distress, it may not be able to meet its obligations to you. More information about Everlake Life, including its financial strength ratings, is available upon request by calling 1-800-457-7617.

Investment Risk

Amounts you allocate to Variable Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Options invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In other words, you could lose your investment.

Tax Consequences

If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. Any withdrawals you make prior to the age of 59 ½ may also be subject to tax penalties. Please review the “Tax” Section.

Annuity Changes Risk

We reserve the right to limit the number of transfers you may make or to impose a minimum transfer amount. We also reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates. We may limit, suspend or reject

12

any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. In addition, we may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.

Cyber Security Risks

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business  functions, Everlake Life is susceptible to operational, information security and related risks. These risks, which are often collectively  referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences.  These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or reallocation  strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally  defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems  and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the  security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to  fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to  computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying  data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining  unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In  addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious,  exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary  information stored on an organization’s systems.

Cyber security failures or breaches that could impact Everlake Life and Contract Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Everlake Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Everlake Life,  including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs  incurred by Everlake Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements  and additional compliance costs. Considerable expenses also may be incurred by Everlake Life in enhancing and upgrading computer  systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists,  hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Everlake Life, our  service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk  management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be  effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected  against. Furthermore, Everlake Life cannot control or assure the efficacy of the cyber security plans and systems implemented by  third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

Artificial Intelligence Risk

In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

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Description of Insurance Company, Registered Separate Account, and Investment Options

EVERLAKE

Everlake Life is the issuer of the Contract. Everlake Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

On November 1, 2021, Allstate Insurance Company completed its sale of Allstate Life Insurance Company and Allstate Distributors, LLC, to Everlake US Holdings Company, a Delaware corporation (the “Transaction”). As a result of the Transaction, Allstate Life Insurance Company and Allstate Distributors, LLC changed their names to Everlake Life Insurance Company and Everlake Distributors, LLC, respectively.

Everlake Life Insurance Company, which was formerly named Allstate Life Insurance Company, is a direct wholly owned subsidiary of Everlake US Holdings Company, a holding company incorporated in the state of Delaware. Everlake US Holdings Company is a direct wholly owned subsidiary of Everlake US Parent Company, a holding company incorporated in the state of Delaware, which is a direct wholly owned subsidiary of Everlake Holdings, LP, a Cayman Islands limited partnership, whose general partner is Blackstone ISG Investment Partners – A Management Associates (Cayman) – NQ L.P., a Cayman Islands exempted limited partnership (“BISG Management Associates”). BISG Management Associates is an indirect subsidiary of Blackstone Inc., a Delaware corporation, which is a publicly traded company listed on the New York Stock Exchange under the ticker symbol “BX” (“Blackstone”). Pursuant to the terms of the Joint Shareholder Committee Agreement, dated November 1, 2021 (the “Joint Shareholder Committee Agreement”), Everlake US Holdings Company, Everlake US Parent Company, Everlake Holdings, LP, BISG Management Associates and the other entities that otherwise would directly or indirectly control Everlake US Holdings Company, including Blackstone (collectively, the “Delegating Persons”), established and delegated all authority that the shareholders of Everlake US Holdings Company would have had as shareholders to a joint shareholder committee (the “Shareholder Committee”) comprised of three employees of Blackstone with the title of managing director or any equivalent or senior title. The Shareholder Committee possesses and is entitled to exercise rights attendant to the shares of Everlake US Holdings Company held by the Delegating Persons and, as such, its primary role is to consider and vote on matters appropriate for Everlake US Holdings Company’s shareholders, including the nomination of members of Everlake US Holding Company’s Board of Directors.

Everlake Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

A large-scale pandemic, the occurrence of terrorism or military actions may have an adverse effect on our business A large-scale pandemic (such as coronavirus or COVID-19), the occurrence of terrorism or military and other actions, may result in loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in our investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.

Effective June 1, 2006, Everlake Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Everlake Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Everlake Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

Everlake Life or the principal underwriter of the Contracts, Everlake Distributors, receives compensation from the investment advisors, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Everlake Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment advisor, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

Rule 12h-7

With respect to the offering of Index Strategies, the Company relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

THE VARIABLE ACCOUNT

Everlake Life established Everlake Financial Advisors Separate Account I (“Variable Account”) in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Everlake Life.

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We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. The assets of the Everlake Financial Advisors Separate Account I may not be used to pay any liabilities of Everlake Life other than those arising from the Contracts. Our obligations arising under the Contracts are general corporate obligations of Everlake Life.

The Variable Account consists of multiple Variable Options, each of which are available under the Contract. We may add new Variable Options or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Variable Options or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment advisor and any sub-investment advisor, current expenses, and performance is available in “Appendix A”. Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Options to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Option by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Option by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Option. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Options that invest in additional mutual Portfolios. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

INVESTMENT ALTERNATIVES

VARIABLE OPTIONS

You may allocate your purchase payments to various Variable Options. Each Variable Option invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. Information regarding each Portfolio Company, including its name, its type (e.g., money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment advisor and any Sub-investment advisor, current expenses, and performance is available in “Appendix A”.

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Each Portfolio Company has issued a prospectus that contains more detailed information about the Portfolio Company. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Portfolios. The Variable Options that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Option. Account Value allocated to a Variable Option will vary based on the investment experience of the corresponding Portfolio in which it invests. There is a risk of loss of the entire amount invested. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Options. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or visit us online at www.annuityregulatorydocuments.com.

Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Everlake Life currently limits new premium allocations and transfers into all Variable Options other than the Money Market Variable Option to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Variable Option limitation. If you wish to transfer more than $50,000 into a Variable Option, you may submit a single request that Everlake Life transfer $50,000 per day into that Variable Option until the transfer request is completed.

For example, if you wish to transfer $500,000 into a Variable Option, you may submit a single request that Everlake Life transfer $50,000 per day for 10 business days until the full $500,000 has been transferred.

If, as of the effective date of the Variable Option restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Options without regard to the $50,000 limitation. Shares may be redeemed at any time.

Amounts you allocate to Variable Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Options invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

FIXED OPTIONS

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

	Advisor	Advisor Plus	Advisor Preferred
Standard Fixed Account Option	Yes	Yes	No
6 Month Dollar Cost Averaging Option	Yes	No	No
12 Month Dollar Cost Averaging Option	Yes	No	No

* The Standard Fixed Account Option is available with Contracts issued in Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Everlake Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account consists of our general assets other than those in the segregated asset accounts. The Fixed Account is part of the Company’s general account. The Fixed Account is not subject to the provisions or restrictions of the Securities Act of 1933 or the Investment Company Act of 1940. Insurance and annuity obligations and the guaranteed benefits under the Contracts are supported by the Company’s general account and are subject to the Company’s claims paying ability. Therefore, contract owners should look to the financial strength of the company for its claims paying ability. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

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DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

(Putnam Advisor Contracts only)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the “6 Month Dollar Cost Averaging Option”) or for up to 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Government Money Market Fund – Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12-month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Government Money Market Fund – Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

See “Appendix G” for numerical examples that illustrate how the Dollar Cost Averaging Programs work.

Standard Fixed Account Option

Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Advisor and Putnam Advisor Plus Contracts. For Putnam Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date. Although your minimum interest rate will vary depending on when your Contract was issued, your minimum rate will never be lower than 3%.

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Charges and Adjustments

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

(Putnam Advisor Contracts only)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Option. If there are insufficient assets in that Variable Option, we will deduct the balance of the charge proportionally from the other Variable Options. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

•	your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

•	all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The current annual rate of the charge is:

• 1.25% for Putnam Advisor Contracts

• 1.60% for Putnam Advisor Plus Contracts

• 1.65% for Putnam Advisor Preferred Contracts

The mortality and expense risk charge is included in the base contract expense as shown in the “Fee Table” section. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. We guarantee the base mortality and expense risk charge and we cannot increase it. The mortality and expense risk charge also helps compensate us for the cost of the Credit Enhancement under the Putnam Advisor Plus Contracts. The Company anticipates that it will make a profit from the Credit Enhancement, but if the charges under the Contract are not sufficient, then Everlake Life will bear the loss.

ADDITIONAL CHARGES FOR OPTIONAL BENEFITS

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•	Enhanced Beneficiary Protection Option: The mortality and expense risk charge will include an additional 0.15% for the Option. Everlake Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. However, once the Death Benefit Option is in effect, Everlake Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under “Death Benefit Payments.” We charge the additional fees to compensate us for the additional risk that we accept by providing the Options.

•	Earnings Protection Death Benefit Option: The mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. Everlake Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Death Benefit Option is in effect, Everlake Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under “Death Benefit Payments.” We charge the additional fees to compensate us for the additional risk that we accept by providing the Options.

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•	Retirement Income Guarantee: We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See “Retirement Income Guarantee Riders” for details.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 0.50% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. Any applied credit enhancements are also subject to a withdrawal charge. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears in the “Fee Table” section of this prospectus. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

Putnam Advisor Contracts Under Putnam Advisor Contracts, you can withdraw up to the Charge free withdrawal Amount each Contract Year without paying the withdrawal charge. The Charge free withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% “Charge free withdrawal Amount” are not carried forward to future Contract Years.

Putnam Advisor Plus Contracts Under Putnam Advisor Plus Contracts, you can withdraw up to the Charge free withdrawal Amount each Contract Year without paying the withdrawal charge. The Charge free withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Charge free withdrawal Amount” are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Charge free withdrawal Amount.

Putnam Advisor Preferred Contracts Under Putnam Advisor Preferred Contracts, you can withdraw up to the Charge free withdrawal Amount each Contract Year without paying the withdrawal charge. The Charge free withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Charge free withdrawal Amount” are not carried forward to future Contract Years.

All Contracts

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

• on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

• the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

• withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

• withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. For the Putnam Advisor Plus Contracts, we use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Charges.” To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

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THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ADVISOR AND PUTNAM ADVISOR PLUS CONTRACTS ONLY.

Confinement Waiver. We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1.	you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and

3.	a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

Terminal Illness Waiver. We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1.	you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

Unemployment Waiver. We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2.	you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3.	you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S.
“Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

See “Appendix G” for numerical examples that illustrate how the Waiver Programs work.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment option in the proportion that the Contract Value in the investment option bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We may assess a charge against the Variable Options and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for taxes, and we may charge for taxes in the future. We reserve the right to impose a charge for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the administration of the Contract, including any tax imposed with respect to the operation of the Separate Account or General Account. These benefits reduce our overall corporate income tax

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liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices. Our status under the Code is briefly described in the “Taxes” section of this prospectus.

PORTFOLIO EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. Charges are deducted from and expenses paid out of the assets of the Portfolio Companies that are described in the prospectuses for those companies. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Options. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the “Fee Table” section of this prospectus. See “Appendix A” for a list of Portfolio Companies available under the Contract and their current expenses and performance information. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be requested at no cost by calling 1-800-457-7617 or by sending an email request to prudaawfnf@zinnia.com.

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General Description of Contracts

THE CONTRACT

Contract Owner

Each Contract is an agreement between you, the Contract Owner, and Everlake Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the “Death of Owner” and “Death of Annuitant” provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

•	90 – Putnam Advisor

•	85 – Putnam Advisor Plus

•	90 – Putnam Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”) is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a tax advisor prior to making a request for a change of Contract Owner.

Annuitant

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

•	90 – Putnam Advisor

•	85 – Putnam Advisor Plus

•	90 – Putnam Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

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Beneficiary

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Options are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

Modification of the Contract

Only an Everlake Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment

No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or assessment of a 10% additional tax. You should consult with an attorney before trying to assign your Contract.

INVESTMENT ALTERNATIVES: TRANSFERS

Transfers During the Accumulation Phase

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

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You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Option is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Option, if less. These limitations do not apply to the 6- month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

Transfers During the Payout Phase

During the Payout Phase, you may make transfers among the Variable Options so as to change the relative weighting of the Variable Options on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

Telephone or Electronic Transfers

You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

Market Timing & Excessive Trading

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Options and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Options, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

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Trading Limitations

We reserve the right to limit transfers among the investment options in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•	we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Option or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•	we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•	the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Option in a short period of time can constitute market timing);

•	whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Option underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Options);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Option underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Option(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Option(s) if the Variable Option(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Options).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

Short Term Trading Fees

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Options and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

Dollar Cost Averaging Program

You may automatically transfer a set amount from any Variable Option or from any Fixed Account Option available under your Contract to any of the other Variable Options through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options in “The Fixed Account Options” section of this prospectus.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

See “Appendix G” for numerical examples that illustrate how the Dollar Cost Averaging Programs work.

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Automatic Fund Rebalancing Program

Once you have allocated your money among the Variable Options, the performance of each Variable Option may cause a shift in the percentage you allocated to each Variable Option. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Option and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Options to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Options. You want 40% to be in the Fund A Variable Option and 60% to be in the Fund B Variable Option. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Option now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Option and use the money to buy more units in the Fund B Variable Option so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the “Putnam Automatic Rebalancing Program.”

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

See “Appendix G” for numerical examples that illustrate how the Automatic Fund Rebalancing Program works.

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Annuity Period

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

•	the Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59½, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

Income Plan 1 – Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

Income Plan 3 – Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Options supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 4 – Combination Life Income and Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant’s life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

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Income Plan 5 – Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

Income Plan 6 – Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 7 – Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 8 – Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 9 – Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

Some of the factors that may affect the amount of the income payments include: your age, your Contract Value, the Income Plan selected (including the frequency and duration of payments under the Income Plan selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed income payments. As a general rule, more frequent income payments will result in smaller individual income payments. Likewise, income payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Guaranteed Payment Plans. For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 (“guaranteed payment plans”):

•	The minimum payment period you may choose is 5 years.

•	If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

•	If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

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Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Options prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.

For qualified annuities, the guaranteed number of payments may be limited to 10 years or less depending on the circumstances.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Options you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Options you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. The payments you receive may be higher or lower depending on the frequency and duration of payments. For example, the shorter the duration of payments, the higher they will be; and the higher the frequency of payments, the lower they will be.

You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of:

(a)	the appropriate value from the income payment table in your Contract; or

(b)	such other value as we are offering at that time.

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We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE RIDERS

Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the “Rider Date”);

•	The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

•	You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

○	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied, or

○	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

Retirement Income Guarantee Rider 1. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Option(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro-rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.	On the Rider Date, the Income Base is equal to the Contract Value.

2.	After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

•	For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Advisor Plus Contracts).

•	For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See “Appendix C” for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

Retirement Income Guarantee Rider 2. This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

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The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Option(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro-rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1.	For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Advisor Plus Contracts).

2.	For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3.	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Advisor Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the oldest Annuitant’s 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

See “Appendix C” for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Benefits Available Under the Contract

The following table summarizes information about the benefits under the contract. Certain Contract Benefits may not be available through certain financial intermediaries. See the Cover Page for additional information.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
Automatic Additions Program	Allows you to add subsequent purchase payments per month through automatic transfers from your bank account.	Standard	No Charge		Not available with Dollar Cost Averaging Fixed Account Option; Subsequent purchase payments must be at least $50.
Automatic Portfolio Rebalancing Program	Allows us to automatically rebalance your Contract Value to return to your original percentage allocations.	Standard	No Charge		Not available for Fixed Account
Dollar Cost Averaging Fixed Account Options: 6 and 12 Month

Allows you to allocate purchase payments to the Fixed Account either for 6 months or for 12 months where your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation.

		Standard	No Charge

Available for Putnam Advisor Contracts only;
Each purchase payment allocation must be at least $100;
Must specify the term length over which the transfers are to take place;
May not use Automatic Additions Program to allocate purchase payments.

Systematic Withdrawal Program	Allows you to receive regular automatic withdrawals from your Contract either monthly or quarterly, semi-annually, or annually.	Standard	No Charge		Income taxes may apply
Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge.	Standard	No Charge

Not Available under Putnam Advisor Preferred Contracts;
You must meet certain criteria to be considered confined to a long term care facility and provide the required proof of confinement;
May not be available in all states.

Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge.	Standard	No Charge		Not Available under Putnam Advisor Preferred Contracts; You must meet certain criteria to be considered terminally ill and provide the required proof; May not be available in all states.
Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge.	Standard	No Charge		Not Available under Putnam Advisor Preferred Contracts; You must meet certain criteria and time frames to obtain this waiver; May not be available in all states.
Standard Death Benefit

Provides a death benefit equal to the greater of the sum of all purchase payments (reduced by a proportional withdrawals), the Contract Value on the date we receive due proof of death, or the Maximum Anniversary Value.

		Standard	No Charge		None.

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Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions or Limitations
Enhanced Beneficiary Protection Option

Provides an option for an increased death benefit equal to the Contract Value, plus any purchase payments, and less a withdrawal adjustment, plus interest at an annual rate of 5% per year until a specified time.

		Optional	0.25% of daily net assets of the Variable Options	0.15% of daily net assets of the Variable Options

Not available in Washington;
You must be age 75 or younger on the Rider Application Date;
The annual increase is capped based on a calculation using the Contract Value, purchase payments and withdrawals;
Withdrawals will proportionately reduce the benefit, and such reductions could be significant;
We reserve the right to impose investment allocation restrictions in the future.

Retirement Income Guarantee Options (RIG 1 and RIG 2)	Guarantees a minimum level of Income Payments.	Optional	RIG 1: 0.05% of the Income Base RIG 2: 0.30% of Income Base	RIG 1: 0.05% of the Income Base RIG 2: 0.30% of Income Base	No longer available; You must be 75 or younger on the Rider Application Date; We reserve the right to impose investment allocation restrictions in the future.
Earnings Protection Death Benefit Option	Increases the death benefit by a set percentage of Premium or Earnings.	Optional	0.50% of daily net assets of the Variable Options	0.35% of daily net assets of the Variable Options

Not available in Washington;
You must be 75 or younger on the Rider Application Date;
The percentages applied to your Premiums and Earnings are different, and the percentages applied vary by Rider issue age;
We reserve the right to impose investment allocation restrictions in the future.*

*	If the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the current charge for this benefit is 0.20% of the separate account net assets and the maximum charge is 0.30% of the separate account net assets.

DEATH BENEFITS

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract Owner dies, or

2.	the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.	the Contract Value as of the date we receive Due Proof of Death, or

2.	the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Advisor Plus Contracts), less withdrawals,

3.	the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see “Maximum Anniversary Value” below), or

4.	the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.	the Contract Value as of the date we receive Due Proof of Death, or

2.	the Settlement Value as of the date we determine the death benefit. The “Settlement Value” is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Advisor Contracts, contract maintenance charge.

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Everlake Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as “Due Proof of Death”:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Options are subject to investment risk.

Maximum Anniversary Value. On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Advisor Plus Contracts). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1.	For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Advisor Plus Contracts ).

2.	For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3.	On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

Withdrawal Adjustment. The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1.	= the withdrawal amount,

2.	= the Contract Value immediately prior to the withdrawal, and

3.	= the value of the applicable death benefit alternative immediately prior to the withdrawal.

See “Appendix D” for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION

If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.20%, if the oldest Contract Owner and oldest Annuitant are age 65 or younger on the Rider Application Date. We may change what we charge for this death benefit option, but it will never exceed 0.30%; and

•	0.35%, if the oldest Contract Owner or oldest Annuitant is over age 66 and all are age 75 or younger on the Rider Application Date. We may change what we charge for this death benefit option, but it will never exceed 0.50%.

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You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

•	the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve-month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

•	the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve-month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract (“Rider Date”) plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under “Death Benefit Payments” below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see “Appendix E”.

ENHANCED BENEFICIARY PROTECTION OPTION

The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.15%. We may change what we charge for this death benefit option, but it will never exceed 0.25%.

If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states. Withdrawals will proportionately reduce the benefit, and such reductions could be significant

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider (“Rider Date”) is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.	the date we determine the death benefit, or

2.	the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under “Death Benefit Amount.”

See “Appendix D” for an example of the Enhanced Beneficiary Protection withdrawal adjustment.

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DEATH BENEFIT PAYMENTS

Death of Contract Owner. If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” subsection in “The Contracts” section of this prospectus. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner’s options will be subject to any restrictions previously placed upon the Beneficiary.

If the sole new Contract Owner is your spouse, he or she may elect to:

1.	receive the death benefit in a lump sum, or

2.	apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner;

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c) over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Variable Options of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Variable Options as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market Variable Option. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Options;

ii. transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii. transfer all or a portion of the excess into a combination of Variable Options and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greatest of:

•	the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Advisor Plus Contracts) less any withdrawals; or

•	the Contract Value on the date we determine the death benefit; or

•	the Maximum Anniversary Value as defined in the “Death Benefit Amount” section, with the following changes:

○	“Issue Date” is replaced by the date the Contract is continued,

○	“initial purchase payment” (including Credit Enhancements in the case of Putnam Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:

1.	receive the death benefit in a lump sum, or

2.	apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

a.	over the life of the new Contract Owner,

b.	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

c.	over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

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If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Option. The new Contract Owner may exercise all rights as set forth in the “Transfers” provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” section in the prospectus for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner’s death.

We reserve the right to offer additional options upon Death of Contract Owner.

If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:

1.	receive the death benefit in a lump sum; or

2.	receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Option. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section in the prospectus for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see “Appendix E”.

For Contracts with the optional Enhanced Beneficiary Protection Option:

•	the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

•	“Rider Date” is replaced by the date the Contract is continued,

•	“Contract Value” is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

Alternative Death Benefit Payment Options - Contracts Held by Tax-Favored Plans

The Code provides for alternative death benefit payment options when a contract is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment,” the designated beneficiary may generally elect to continue the contract and receive Required Minimum Distributions under the contract, instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated beneficiary and whether the beneficiary is your surviving spouse.

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For deaths occurring after 2019, the Further Consolidated Appropriations Act of 2020 (which includes the “Setting Every Community Up for Retirement Enhancement” Act (SECURE Act)), and further clarified by the associated final and proposed regulations, impacts defined contribution plans and IRA balances death benefits paid starting in 2020. We reserve our rights to implement any additional regulations addressing these requirements in the future. The post-death distribution requirements under prior law continue to apply in certain circumstances. The following rules generally apply to death after 2019:

•	If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” In addition, in such situations that you die on or after the Required Beginning Date, the Death Benefit must also be paid out at least as rapidly under the method then in effect at the time of death in addition to meeting the Qualified Ten-Year Deadline.

•	“Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached age 21, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of 21, the Qualified Ten-Year Deadline would apply as of the date the child attains the age of 21. The determination of whether a designated beneficiary is an eligible designated beneficiary generally shall be made as of the date of your death.

•	If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached the applicable age, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner subject to limits in the regulations.

•	If you die before a designated Beneficiary is named, or your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed as follows:

○	If death occurs before the date Minimum Distributions must begin under the Code, the Death Benefit can be paid out in a lump sum, by December 31st of the year that includes five year anniversary of the date of death.

○	If death occurs after the date Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect.

○	Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

For more information, see “Taxes.” You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

Death of Annuitant. If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.	receive the death benefit in a lump sum; or

2.	apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

a.	over the life of the new Contract Owner,

b.	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

c.	over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax may apply if the Contract Owner is under age 59½. Any amount included in the Contract Owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

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If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.	receive the death benefit in a lump sum; or

2.	receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Option. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5 year period. See the “Investment Alternatives: Transfers” section in the prospectus for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant’s death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

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Purchases and Contract Value

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Advisor Contracts ($10,000 for Putnam Advisor Plus and Putnam Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Advisor Contracts only).

See “Appendix G” for numerical examples that illustrate how the Automatic Additions Program works.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center in Good Order.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

(Putnam Advisor Plus Contracts only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. There is no limit on the time period that credits can be applied to purchase payments. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement as applicable under state law. The Putnam Advisor Plus Contract may not be available in all states.

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We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Charges.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

CONTRACT VALUE

On the Issue Date, the Contract Value is equal to:

•	your initial purchase payment for Putnam Advisor Contracts

•	your initial purchase payment plus the Credit Enhancement for Putnam Advisor Plus Contracts

•	your initial purchase payment for Putnam Advisor Preferred Contracts

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Options you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Option to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Option by (ii) the Accumulation Unit Value of that Variable Option next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Option when the Accumulation Unit Value for the Variable Option is $10, we would credit 1,000 Accumulation Units of that Variable Option to your Contract. For Putnam Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Option to reflect the 4% Credit Enhancement on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Option would, of course, reduce the number of Accumulation Units of that Variable Option allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Option for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Option invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Variable Option for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Option and the deduction of certain expenses and charges. A “Valuation Period” is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Option for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Variable Option for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Option assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Option for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

(1) the net asset value per share of the Portfolio underlying the Variable Option determined at the end of the current Valuation Period; plus,

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(2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Option during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Option determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Option and, therefore, your Contract Value.

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Surrenders and Withdrawals

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Annuity Period” in this prospectus.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59½, may be subject to an additional 10% federal tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Options and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

See “Appendix G” for numerical examples that illustrate how the Systematic Withdrawal Program works.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

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Taxes

The following discussion is general in nature and describes only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The discussion is not intended as tax advice. Everlake Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local, foreign and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of law to individual circumstances.

TAXATION OF EVERLAKE LIFE INSURANCE COMPANY

Everlake Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Everlake Life, and its operations form a part of Everlake Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Everlake Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Everlake Life does not anticipate that it will incur any federal tax liability attributable to the Variable Account, and therefore Everlake Life does not intend to make provisions for any such taxes. Everlake Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account, and may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Everlake Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a Non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section provided that all grantors of the trust are natural persons. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account of a Non-qualified Annuity must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Everlake Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which

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investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Variable Option investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment options you have the choice to allocate premiums and contract values among a broader selection of investment options than described in such rulings. You may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Everlake Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Cost Basis. Generally, the cost basis in an annuity is the amount you pay into your annuity, or into annuity exchanged for your annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a qualified retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for qualified retirement plans, which is the responsibility of the Contract Owner.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts that include Purchase Payments made prior to August 14, 1982 that are issued via 1035 exchange. Withdrawals from a contract with Purchase Payments made before August 14, 1982 are treated as a return of cost basis in the Annuity first until those pre-August 14, 1982 Purchase Payments are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year.

Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.

Partial Annuitization. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•	if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•	if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract

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Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•	if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. If an Owner dies before the Annuity Date, the Death Benefit distributions (including any adjustments under the optional riders) are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the “Qualified Contracts” section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•	Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•	Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining cost basis is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.

Medicare Tax on Net Investment Income. The Code includes a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $16,000 for estates and certain trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

10% Additional Tax on Premature Distributions. A 10% additional tax penalty may apply to the taxable amount of any premature distribution from a Non-qualified Contract. Amounts are not subject to this additional tax penalty if:

•	made on or after the date the Contract Owner attains age 59½;

•	the amount is paid on or after the death of the Contract Owner (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to the Contract Owner becoming disabled (as defined in the Code);

•	made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary; or

•	made under an immediate annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment must commence within 13 months of the date of purchase).

Other exceptions to this tax may apply. You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to Non-qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59½ would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

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Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of transactions in such cases.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59½. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a Non-qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% additional tax. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge.

Aggregation of Annuity Contracts. The Code requires that all Non-qualified deferred annuity contracts issued by Everlake Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Everlake Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect a different federal income tax withholding rate or elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Everlake Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or the payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer requests payment be made within the United States and provides a U.S. taxpayer identification number.

Generally, Code Section 1441 provides that Everlake Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN, BEN-E, EXP, ECI, IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of distributions from the annuity contract. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Qualified Contracts may have been purchased for use in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Everlake Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income

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payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Everlake Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Everlake Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Everlake Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Qualified Contract. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59½,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a qualified first time home purchase within the meaning of Section 72(t)(2)(F) of the Code.

“Non-qualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching the applicable age, if later, the year in which you retire. However, if the retirement plan account is an IRA or you are a 5% owner of the business sponsoring the retirement plan, the RMDs must begin once you reach the applicable age regardless of whether you are retired. Failure to withdraw the required minimum distribution will result in a 25% excise tax (a 50% excise tax applied prior to 2023) on the shortfall not withdrawn from the Contract. The excise tax on such failures may be further reduced from 25% to 10% if corrected in a timely manner and certain other conditions are met in accordance with the Consolidated Appropriations Act, 2023 (which includes SECURE 2.0 of 2022 (“SECURE 2.0”)).

If you were born...	Your “applicable age” is …
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75

The IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

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Everlake Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

10% Additional Tax on Premature Distributions from Qualified Contracts. A 10% additional tax applies to the taxable amount of any premature distribution from a Qualified Contract. Amounts are not subject to this additional tax if:

•	made on or after the date the Contract Owner attains age 59½,

•	made as a result of the Contract Owner’s death or total disability, or

•	made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the additional tax on premature distributions, will be subject to a 25% additional tax.

There are a number of other exceptions to this tax that may apply. In addition, distributions that satisfy certain exceptions to this tax may be repaid in certain circumstances. You should consult a competent tax advisor to determine how the exceptions may apply to your situation.

Substantially Equal Periodic Payments on Qualified Contracts. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the additional tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59½ would be subject to a 10% additional tax penalty unless another exception to the additional tax applied. The tax for the year of the modification is increased by the additional tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Qualified Contracts. Generally, Everlake Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect a different federal income tax withholding rate or elect out of withholding by completing and signing a withholding election form. If no election is made, no U.S. taxpayer identification number is provided, or payment is made outside the United States, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Everlake Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Everlake Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, if no U.S. taxpayer identification is provided or payment is made outside the United States, we will automatically apply the default income tax withholding based on IRS guidance. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.

Generally, Code Section 1441 provides that Everlake Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8 (BEN, BEN-E, EXP, ECI, IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Regardless of the amount withheld by us, you are liable for payment of income taxes (including any estimated taxes that may be due) on the taxable portion of distributions from the annuity contract. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

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Charitable IRA Distributions. Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 (indexed for inflation beginning after 2023) for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 ½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. The amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1) the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2) the total amount of reductions for all tax years preceding the current tax year. You should consult your tax advisor about whether a one-time distribution up to $50,000 (indexed for inflation beginning after 2023) that is made from your IRA to a “split interest entity” can be excluded from your gross income.

The IRS has currently indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Unless otherwise required in the future by the IRS, we will report the distribution as a normal IRA distribution on Form 1099-R. In those instances, individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns. However, if we receive certification that the distribution satisfies the requirements, we will report the distribution as a charitable IRA distribution on Form 1099-R.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% additional tax penalty on premature distributions. Conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

In addition, SECURE 2.0 amends the Code to allow for tax and penalty free rollovers from 529 accounts to Roth Individual Retirement Annuities, under certain conditions. Starting in 2024, beneficiaries of 529 college savings accounts would be permitted to roll over up to $35,000 over the course of their lifetime from any 529 account in their name to their Roth IRA. These rollovers generally are also subject to Roth Individual Retirement Annuities annual contribution limits, and the 529 account must have been open for at least 15 years, among other requirements.

The Code also permits the recharacterization of current year contribution amounts from a traditional IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Such recharacterization must be completed by the applicable tax return due date (with extensions).

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1.	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2.	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3.	We receive a complete request for settlement for the death of the Annuitant; and

4.	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

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(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

Roth contributions are permitted for SEP and SIMPLE IRAs starting in 2023. Under SECURE 2.0, employers may offer employees the ability to elect to treat employee and employer contributions (in whole or in part) as made to a Roth IRA.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59½,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship.

These limitations do not apply to withdrawals where Everlake Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Everlake Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•	A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•	An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

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State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Everlake Life no longer issues annuity contracts to 457 plans.

Late Rollover Self-Certification. You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal advisor regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.

Required Distributions Upon Your Death for a Qualified Annuity

Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. For Owner and Beneficiary deaths prior to 2020, please consult your tax advisor regarding the applicable post-death distribution requirements.

The information provided below applies to Owner and Beneficiary deaths after 2019. If you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the information below applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the information below generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

•	Deaths before your required beginning date. If you die before your required beginning date, and you have a designated beneficiary, any remaining interest must be distributed within 10 years after your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is generally determined on the date of your death. An EDB (other than a minor child) can generally stretch distributions over life or life expectancy if payments begin by the end of the calendar year following the year of your death and continuing over the EDB’s remaining life expectancy after the EDB’s death. However, all amounts must be fully distributed by the end of the year containing the 10th anniversary of the EDB’s death. Special rules apply to minors and Beneficiaries that are not individuals. Additional special rules apply to surviving spouses. See “Spousal continuation” below.

•	Death on or after your required beginning date. In general, if you die on or after your required beginning date, and you have a designated beneficiary who is not an EDB, any remaining interest in your Qualified Annuity must continue to be distributed over the longer of your remaining life expectancy and your designated beneficiary’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of your death. If your Beneficiary is an EDB (other than a minor child), distributions must continue over the longer of your remaining life expectancy and the EDB’s life expectancy (or more rapidly), but all amounts must be distributed within 10 years of the EDB’s death. Special rules apply to EDBs who are minors and Beneficiaries that are not individuals.

•	Annuity payments. If you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the post-death distribution requirements.

•	Other rules. The post-death distribution requirements do not apply if the employee or IRA owner elected annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the requirements generally do not apply to an immediate annuity contract purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.

If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). If the beneficiary is a qualified trust, distribution options may be limited. In certain instances, we may allow distributions based on the life expectancy of a sole individual beneficiary under the trust if they qualify as an EDB. Special rules and limitations may apply to qualified trusts with multiple beneficiaries. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.

In addition, these post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, and the designated beneficiary had elected the lifetime payout rule or was under the at-least-as-rapidly rule, any remaining

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interest must be distributed within 10 years of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

•	Spousal continuation. If your beneficiary is your spouse, such surviving spouse can delay the application of the post-death distribution requirements until after their death by transferring the remaining interest tax-free to their own IRA, or by electing to treat your IRA as their own IRA. However, in certain circumstances the surviving spouse may have to take “hypothetical RMDs” (i.e., catch up amounts required in accordance with the regulations).

The post-death distribution requirements are complex in numerous respects. Treasury has issued final and proposed regulations that may impact these required minimum distribution requirements. We reserve the right to make changes in order to comply with the final and proposed regulations, or any regulations published in the future. Any such changes will apply uniformly to affected owners or beneficiaries and will be made with such notice to affected owners or beneficiaries as is feasible under the circumstances. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

Unless payments are being made in the form of an annuity, a Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws. Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the required beginning date. Similar rules may apply to designated Roth accounts under an employer-sponsored retirement plan. Consult your plan sponsor or tax advisor for more information on designated Roth accounts.

ERISA Requirements

ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

Other relevant information required by the exemptions is contained in the contract and accompanying documentation.

Please consult with your tax advisor if you have any questions about ERISA and these disclosure requirements.

Spousal Consent Rules for Retirement Plans - Qualified Annuities

If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
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Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.

IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.

ADDITIONAL CONSIDERATIONS

Reporting and Withholding for Escheated Amounts

Revenue Rulings 2018-17 and 2020-24 provide that an amount transferred from an IRA or 401(a) qualified retirement plan to a state’s unclaimed property fund is subject to federal income tax withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with these Rulings, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund. Non-qualified annuity contracts generally are subject to the same or similar federal income tax reporting and withholding requirements as IRAs and qualified retirement plans. As a result, we may determine in the future that we have an obligation to follow similar guidelines with respect to any amounts escheated from your Non-qualified Annuity.

Gifts and Generation-skipping Transfers

If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

Civil Unions and Domestic Partnerships

U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract.

Please consult with your tax or legal advisor for additional information.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Legal Proceedings

There are no pending legal proceedings to which the Separate Account is a party. Everlake Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Everlake Life.

All matters of state law pertaining to the Contracts, including the validity of the Contracts and Everlake Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, Chief Legal Officer of Everlake Life.

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Financial Statements

The financial statements of the Separate Accounts and Everlake Life Insurance Company are incorporated by reference in the Statement of Additional Information.

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More Information

PRINCIPAL UNDERWRITER

Distribution. Everlake Distributors, L.L.C. (“EDLLC”) serves as the principal underwriter and distributor of the securities offered herein. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The securities offered herein are sold on a continuous basis, and there is no specific end date for the offering. EDLLC, a wholly owned subsidiary of Everlake Life Insurance Company, is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. EDLLC is not required to sell any specific number or dollar amount of securities. The principal address of EDLLC is 3100 Sanders Road, Northbrook, Illinois, 60062. EDLLC receives no compensation for its role as principal underwriter for these contracts.

Administration. We have primary responsibility for all administration of the Contracts and the Registered Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Registered Separate Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2025, consisted of the following: Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; O’Neil Digital Solutions, LLC (printing services) located at 3100 E Plano Pkwy Plano, TX, 75074-7423; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; Broadridge Output Solutions, Inc., successor in interest to Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108; NTT DATA, Inc.(offshore, onshore, and nearshore) information and technology infrastructure support (application development, and application maintenance and support and staff augmentation) located at 7950 Legacy Drive, Suite 900, Plano, TX 75024.

In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Registered Separate Account; and

•	preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to P.O. Box 758543, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

57

Appendix A: Investment Options Available Under the Contract

Certain Investment Options may not be available through certain financial intermediaries. See the Cover Page for additional information.

Variable Options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.annuityregulatorydocuments.com. You can also request this information at no cost by calling 1-800-457-7617 or by sending an email request to prudaawfnf@zinnia.com.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Equity	Putnam VT Core Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.92%	16.81%	15.96%	15.20%
Fixed Income	Putnam VT Diversified Income Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	1.04%	8.58%	1.81%	3.03%
Equity	Putnam VT Emerging Markets Equity Fund - Class IB♦ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.35%	34.16%	3.75%	7.01%
Equity	Putnam VT Focused International Equity Fund - Class IB♦ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.03%	36.44%	9.13%	9.38%
Allocation	Putnam VT George Putnam Balanced Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.88%	13.95%	8.85%	10.17%
Allocation	Putnam VT Global Asset Allocation Fund - Class IB♦ Franklin Advisers, Inc. The Putnam Advisory Company, LLC Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	1.09%	14.38%	8.39%	8.43%
Sector	Putnam VT Global Health Care Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.00%	15.05%	7.71%	8.36%
Fixed Income	Putnam VT Government Money Market Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.69%	3.69%	2.77%	1.70%

A-1

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	Putnam VT High Yield Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.96%	8.67%	4.05%	5.70%
Fixed Income	Putnam VT Income Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.82%	7.25%	-1.13%	1.89%
Equity	Putnam VT International Equity Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.06%	37.68%	9.28%	8.12%
Equity	Putnam VT International Value Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	1.06%	34.68%	12.49%	8.86%
Equity	Putnam VT Large Cap Growth Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.88%	14.34%	13.44%	17.66%
Equity	Putnam VT Large Cap Value Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.79%	20.35%	15.38%	13.30%
Fixed Income	Putnam VT Mortgage Securities Fund - Class IB♦ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.75%	9.09%	0.83%	1.62%
Equity	Putnam VT Small Cap Growth Fund - Class IB♦,‡ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	1.12%	8.80%	6.18%	11.45%
Equity	Putnam VT Small Cap Value Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	1.02%	5.27%	10.99%	9.13%
Equity	Putnam VT Sustainable Future Fund - Class IB♦ Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	1.05%	2.66%	1.19%	9.60%
Equity	Putnam VT Sustainable Leaders Fund - Class IB Franklin Advisers, Inc. Franklin Templeton Investment Management Limited Putnam Investment Management, LLC	0.88%	10.69%	10.34%	14.69%
Equity	Putnam VT U.S. Research Fund - Class IB (formerly Putnam VT Research Fund - Class IB) Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC Putnam Investment Management, LLC	0.93%	17.88%	14.52%	15.07%

A-2

♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.
‡	The Portfolio has certain restrictions regarding availability for investment by Contract Owners as listed below.
Putnam VT Small Cap Growth Fund - Class IB Closed for all new investments except for existing Contract Owners who are currently invested in the Portfolio.

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. For more information about the Fixed Options, see “Description of Insurance Company, Registered Separate Account, and Investment Options” in this prospectus.

Name	Term	Minimum Guaranteed Interest Rate*
Dollar Cost Averaging Fixed Account Option	6 Month	3%
Dollar Cost Averaging Fixed Account Option	12 Month	3%
Standard Fixed Account Option	1 Year	3%
Standard Fixed Account Option	5 Year	3%
Standard Fixed Account Option	7 Year	3%

*The rate shown was the last Minimum Guaranteed Interest Rate issued before the product closed to new customers. Your Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state. Please consult with your representative for availability and current rates. For more information on fixed options available for your product, please see “Putnam Advisor Contract Comparison Chart” in the “Appendix B”.

A-3

Appendix B - Putnam Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
Maximum Age of Contract Owner and Annuitant on the Issue Date	90	85	90
Minimum Initial Purchase Payment	$10,000 ($500 for Qualified Contracts)	$10,000	$10,000
Fixed Account Options	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods – 6 Month Dollar Cost Averaging Option – 12 Month Dollar Cost Averaging Option	– Standard Fixed Account Option with 1,5 & 7-year Guarantee Periods	N/A (available only with Contracts issued in Oregon)
Credit Enhancement	None	4% applied to all purchase payments	None
Contract Maintenance Charge	$30 per year, full amount on surrender (waived in certain cases)	None	None
Mortality and Expense Risk Charge (without optional benefit)	1.25%	1.60%	1.65%
Charge Free Withdrawal Amount (each Contract Year)	greater of earnings not previously withdrawn, or 15% of purchase payments	15 % of purchase payments	15% of purchase payments
Withdrawal Charge (measured from number of complete years since we received the purchase payment as a percentage of purchase payments withdrawn in excess of the Charge Free Withdrawal Amount)	Year: 0 1 2 3 4 5 6 7+ %: 7 7 6 5 4 3 2 0	Year: 0 1 2 3 4 5 6 7 8+ %: 8 8 8 7 6 5 4 3 0	Year: 0 1 2+ %: 2 1 0
Withdrawal Charge Waivers	Yes	Yes	No

B-1

Appendix C - Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

					Income Benefit Amount
					Purchase Payment Value			5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$55,000	—	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/04	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,347	$41,961

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Income Benefit		$37,500	$39,000
Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250
5% Roll-Up Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Income Benefit		$40,347	$41,961
*	For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
**	A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

C-1

Appendix D - Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

					Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Protection Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$55,000	—	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$35,000	$37,000	$41,250	$40,347	$41,961

		Advisor and Preferred	Plus
Standard Death Benefit (Purchase Payment Value Death Benefit)
Partial Withdrawal Amount		$15,000	$15,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal		$50,000	$52,000
Adjusted Death Benefit		$35,000	$37,000
Maximum Anniversary Value Death Benefit (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250
Enhanced Beneficiary Protection Value Death Benefit (see the benefit description in the Death Benefit section)
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Death Benefit		$40,347	$41,961
*	For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

D-1

Appendix E - Calculation of Earnings Protection Death Benefit Option*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Everlake Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

		Advisor, Advisor Plus & Advisor Preferred
(A) Contract Value:		$125,000.00
(B) Total Purchase Payments:		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$0.00
(D) In-Force Premium:		$100,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$25,000.00
(F) Cap:	(F) = 100% * (D)	$100,000.00
(G) Earnings Protection Death Benefit **	(G) = MIN [40% * (E); (F)]	$10,000.00
*	For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Advisor Plus Contract.
**	If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Everlake Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$105,000.00
(2) Total Purchase Payments:		$100,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$100,000.00
(5) In-Force Earnings:	(5) = (1) – (4)	$5,000.00
(6) Withdrawal Amount:		$10,000.00
(7) Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$5,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:	$114,000.00

(B) In-Force Premium (before withdrawal):		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$5000.00
(D) In-Force Premium (after withdrawal):	(D) = (B) – (C)	$95,000.00
(E) In-Force Earnings:	(E) = (A) – (D)	$19,000.00
(F) Cap:	(F) = 100% * (D)	$95,000.00
(G) Earnings Protection Death Benefit **	(G) = MIN [40% * (E); (F)]	$7,600.00
*	For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Advisor Plus Contract.
**	If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Everlake Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$130,000.00
(2) Contract Value on Rider Date:		$110,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$110,000.00
(5) In-Force Earnings:	(5) = (1) – (4)	$20,000.00
(6) Withdrawal Amount:		$50,000.00
(7) Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$30,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:		$140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C) Total Excess-of-Earnings Withdrawals:		$30,000.00
(D) Additional Purchase Payment:		$40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):	(E) = (B) – (C) + (D)	$120,000.00
(F) In-Force Earnings:	(F) = (A) – (E)	$20,000.00
(G) Cap:	(G) = 50% * (E)	$60,000.00
(H) Earnings Protection Death Benefit **	(H) = MIN [25% * (F); (G)]	$5,000.00
*	For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Advisor Plus Contract.
**	If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A) Contract Value:		$150,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$0.00
(D) Additional Purchase Payment:		$0.00
(E) In-Force Premium: (after withdrawal and purchase payment):		$100,000.00
(F) In-Force Earnings:	(F) = (A) – (E)	$50,000.00
(G) Cap:	(G) = 100% * (E)	$100,000.00
(H) Earnings Protection Death Benefit **	(H) = MIN [40% * (F); (G)]	$20,000.00
*	For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Advisor Plus Contract.
**	If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00)

The calculation of the Continued Contract Value is:

(1) Premium invested (for the purposes of calculating the Death Benefit):		$100,000.00
(2) Contract Value:		$150,000.00
(3) Maximum Anniversary Value:		$160,000.00
(4) Death Benefit (excluding Earnings Protection Death Benefit):	(4) = MAX [(1); (2); (3)]	$160,000.00
(5) Earnings Protection Death Benefit:	(H) from above	$20,000.00
(6) Continuing Contract Value:	(6) = (4) + (5)	$180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

Appendix F - Calculation of Optional Benefits

Example - RIG 1 Income Base

The Contract Value on the Rider Date is $100,000. So, the Income Base is also $100,000.
The Income based is recalculated when a purchase payment or withdrawal is made.
After the Rider Date, a purchase payment of $20,000 is made. The Income Base increases by $20,000 to:

$100,000 + $20,000 = $120,000.

At a later time, a $10,000 withdrawal is made. The Contract Value immediately prior to the withdrawal is $100,000. Since 10% of the Contract Value is withdrawn, the Income Base is also reduced by 10%:

$120,000 – (10% × $120,000) → $120,000 - $12,000 = $108,000

Example - RIG 2 Income Base

The RIG 2 Income Base is the greatest of Income Base A and Income Base B.

Income Base A is calculated like the RIG 1 income Base, including the adjustment for withdrawals. Additionally, the Income Base is compared to the Contract Value on each Contract Anniversary up until the Contract Anniversary following the oldest contract owner’s 85th birthday. If the Contract Value is higher, Income Base A will be set equal to the Contract Value.

Income Base B is equal to the purchase payments less an adjustment for withdrawals, accumulated at 5% up until the first of the month following the older contract owner’s 85th birthday.

The Contract Value and Income Base B are $100,000 on the Rider Date. As of one year from the rider date, no additional purchase payments have been made, so Income Base B is:

$100,000 × (1 + 5%) = $105,000.

If an additional purchase payment of $15,000 is made on that date, Income Base B increases to:

$105,000 + $15,000 = $120,000.

One year later, assuming no additional purchase payments, Income Base will be:

$120,000 × (1 + 5%) = $126,000.

At that time, a $10,000 withdrawal is made. The Contract Value immediately prior to the withdrawal is $100,000. Since 10% of the Contract Value is withdrawn, the Income Base is also reduced by 10%:

$126,000 – (10% × $126,000) → $126,000 - $12,600 = $113,400

F-1

Appendix G - Contract Feature Calculation Examples

Six-Month Dollar Cost Averaging Fixed Account Option

Money in the Six-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Six-Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Six-Month Dollar Cost Averaging Fixed Account must be transferred to Variable Options of the variable account in equal monthly installments within the six-month transfer period. If the Six-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Six-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market Variable Option unless a different Variable Option is requested. In this example, the policyholder allocates $100,000 to a Six-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Six equal payments of $16,769.47 are transferred to the Variable Options each month. These six equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Options within the six-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$16,769.47	$205.27	$83,435.80
2	$83,435.80	$16,769.47	$164.42	$66,830.75
3	$66,830.75	$16,769.47	$123.46	$50,184.74
4	$50,184.74	$16,769.47	$82.41	$33,497.68
5	$33,497.68	$16,769.47	$41.26	$16,769.47
6	$16,769.47	$16,769.47	$0.00	$0.00

12 Month Dollar Cost Averaging Fixed Account Option

Money in the Twelve-Month Dollar Cost Averaging Fixed Account will earn interest at the annual rate in effect at the time of allocation for the Twelve- Month Dollar Cost Averaging Fixed Account. Each purchase payment and associated interest in the Twelve-Month Dollar Cost Averaging Fixed Account must be transferred to Variable Options of the variable account in equal monthly installments within the twelve-month transfer period. If the Twelve-Month Dollar Cost Averaging Fixed Account is discontinued prior to the last scheduled transfer, the remaining balance in the Twelve-Month Dollar Cost Averaging Fixed Account will immediately be transferred to the money market Variable Option unless a different Variable Option is requested. In this example, the policyholder allocates $100,000 to a Twelve-Month Dollar Cost Averaging Fixed Account. The example assumes an immediate transfer of the first installment. Twelve equal payments of $8,446.69 are transferred to the Variable Options each month. These twelve equal payments result in the entire $100,000 purchase payment and associated interest being transferred to the Variable Options within the twelve-month transfer period.

Month	Beginning of Month	Beginning of Month Transfer	Interest	End of Month Balance
1	$100,000.00	$8,446.69	$225.80	$91,779.10
2	$91,779.10	$8,446.69	$205.52	$83,537.93
3	$83,537.93	$8,446.69	$185.20	$75,276.43
4	$75,276.43	$8,446.69	$164.82	$66,994.55
5	$66,994.55	$8,446.69	$144.39	$58,692.25
6	$58,692.25	$8,446.69	$123.92	$50,369.48
7	$50,369.48	$8,446.69	$103.39	$42,026.18
8	$42,026.18	$8,446.69	$82.82	$33,662.30
9	$33,662.30	$8,446.69	$62.19	$25,277.79
10	$25,277.79	$8,446.69	$41.51	$16,872.61
11	$16,872.61	$8,446.69	$20.78	$8,446.69
12	$8,446.69	$8,446.69	$0.00	$0.00

G-1

Automatic Portfolio Rebalancing

Automatic Portfolio Rebalancing allows the customer to rebalance the Variable Options within the Variable Account to the desired allocation on a monthly, quarterly, semi-annual, or annual basis, determined on the first date the customer decides to rebalance.

In this example, the customer decides to allocate $100,000 across 3 funds, 60% to Fund A, 25% to Fund B and 15% to Fund C. The customer rebalances on an annual basis. 1 year after $100,000 is invested in three different funds, Fund A grew 22%, Fund B grew 9% and the Fund C grew 4%.

	Original Allocation		Fund Performance	Year End Allocation Prior to Rebalance		Year End Allocation After Rebalance
Fund A	60%	$60,000.00	22%	63.1%	$73,200.00	60%	$69,630.00
Fund B	25%	$25,000.00	9%	23.5%	$27,250.00	25%	$29,012.50
Fund C	15%	$15,000.00	4%	13.4%	$15,600.00	15%	$17,407.50
Total	100%	$100,000.00		100.0%	$116,050.00	100%	$116,050.00

At the end of one year, the percentage of funds allocated to Fund A changed from 60% to 63.1%. Fund B changed from 25% to 23.5% and Fund C changed from 15% to 13.4%. The auto-rebalance feature rebalances the Variable Options within the Variable Account to reflect the specified allocation. The number of units for each Variable Option are adjusted to reflect the specified allocation percentages. The rebalanced allocation reflects the specified allocations of 60% in Fund A, 25% in Fund B and 15% in Fund C.

Systematic Withdrawal

A systematic withdrawal schedule is a method of withdrawing funds from an annuity account that specifies the amount and frequency of the payments to be made to the policyholder. A systematic withdrawal schedule can be set up to be paid monthly, quarterly, semi-annually, or annually. Policyholders are not guaranteed lifelong payments. With the systematic withdrawal schedule, one chooses instead to withdraw funds from an account, bearing the risk that the funds become depleted. You may pay taxes on annuity payments, although they grow in a tax-deferred account. In this example, a policyholder allocates funds to four Variable Options. Fund A holds 35% of all funds, Fund B holds 30%, Fund C holds 20%, and Fund D holds 15%. The policyholder sets up a $2,000 monthly withdrawal. With the allocation above, $700 (35%) of the withdrawal amount would come from Fund A, $600 (30%) would come from Fund B, $400 (20%) would come from Fund C, and $300 (15%) would come from Fund D.

Automatic Additions Program

The Automatic Additions Program allows you to add subsequent purchase payments per month through automatic transfers from your bank account. Automatic Additions are not available with Dollar Cost Averaging Fixed Account Option. Subsequent purchase payments must be at least $50. In this example, a policyholder allocates funds to four Variable Options. The policyholder allocates 35% to Fund A, 30% to Fund B, 20% to Fund C and 15% to Fund D. The policyholder sets up a $2,000 monthly automatic addition. $700 (35%) of the added amount would go to Fund A, $600 (30%) would go to Fund B, $400 (20%) would go to Fund C, and $300 (15%) would go to Fund D.

Waivers

All the waivers listed below allow you to withdraw Contract Value without a withdrawal charge:

Confinement Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.

You must meet certain criteria to be considered confined to a long-term care facility and provide the required proof of confinement; Does not apply under the Putnam Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.

Terminal Illness Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.

You must meet certain criteria to be considered terminally ill and provide the required proof; Does not apply under the Putnam Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.

Unemployment Waiver	Allows you to withdraw Contract Value without a withdrawal charge. Withdrawal charge = $0 when criteria is met.	You must meet certain criteria and time frames to obtain this waiver; Does not apply under the Putnam Advisor Preferred Contract with No Withdrawal Charge Option; May not be available in all states.

G-2

Appendix H – Special Contract Provisions for Annuities Issued in Certain States

Jurisdiction	Special Provisions
Texas	Waiver of Charges Endorsement not available.
Washington	Standard Fixed Account not available. Enhanced Beneficiary Protection (EBP 5% step-up) rider not available.

H-1

We (Everlake Life) have filed a Statement of Additional Information, dated May 1, 2026, with the Securities and Exchange Commission (“SEC”). It contains additional important information about the Contracts, and Everlake Life, and the Everlake Financial Advisors Separate Account I, and is incorporated herein by reference, which means that it is legally a part of this prospectus. For a free copy, or to request other information about the Contracts, and to make investor inquiries, please write to us at P.O. Box 758543, Topeka, KS 66675-8566, or call us at 1-800-457-7617.

Reports and other information about Everlake Life and the Everlake Financial Advisors Separate Account I are available on the Commission’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Numbers:
C000020513 Putnam Advisor
C000020519 Putnam Advisor Plus
C000020521 Putnam Advisor Preferred

PUTNAM

THE EVERLAKE ADVISOR VARIABLE ANNUITIES CONTRACTS
Advisor, Advisor Plus, Advisor Preferred
(“Annuity” or “Contract”)

EVERLAKE LIFE INSURANCE COMPANY
(“Everlake Life”, “we”, “our”, the “Company”, or “us”)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(the “Registered Separate Account”)

STATEMENT OF ADDITIONAL INFORMATION: Dated May 1, 2026

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE PROSPECTUS DATED MAY 1, 2026 CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO THE ANNUITIES SERVICE CENTER, P.O. BOX 758543, TOPEKA, KS 66675-8566 OR TELEPHONE 1-800-457-7617.

Advisor: C000020522; C000269737
Advisor Plus: C000020518; C000269738
Advisor Preferred: C000020520; C000269736

1

GENERAL INFORMATION AND HISTORY

EVERLAKE LIFE INSURANCE COMPANY

The Depositor for the Everlake Financial Advisors Separate Account I is Everlake Life Insurance Company, formerly Allstate Life Insurance Company. Everlake Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. On November 1, 2021, Allstate Insurance Company completed its sale of Allstate Life Insurance Company to Everlake US Holdings Company, a Delaware corporation (the “Transaction”). As a result of the Transaction, Allstate Life Insurance Company changed its name to Everlake Life Insurance Company.

Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

Everlake Life established the Everlake Financial Advisors Separate Account I in 1999 in the state of Illinois. The Registered Separate Account is registered with the Securities and Exchange Commission as a unit investment trust, which is a type of investment company. The street address for the Everlake Financial Advisors Separate Account I is 5801 SW 6th Ave., Topeka, KS 66606-0001 with a mailing address of P.O. Box 758543, Topeka, KS 66675-8566.

CONTRACT ADJUSTMENTS

Market Value Adjustment Formula and Examples

The Market Value Adjustment is based on the following:

I = the average daily Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J = the average daily Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N = the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

0.9 * [I - (J + 0.0025)] * N

The 0.9 is a factor to approximate the difference between simple and compound interest over time.

The MVA formula contains a 0.25% factor that is designed to compensate us for certain expenses and losses that we may incur, either directly or indirectly, from a premature surrender or withdrawal. Thus, even if interest rates remain the same during the period, or decrease by less than 0.25%, the MVA will be negative due to the 0.25% factor. The length of the remaining term will have an effect on the 0.25% factor. For example, if you have 5 years remaining, the 0.25% factor will decrease the withdrawal amount by 1.25%.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples of Market Value Adjustment

Assumptions:

○	Purchase Payment: $10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account

○	Guarantee Period: 5 years

○	Interest Rate: 4.50%

○	Full Surrender: End of Contract Year 3

○	Contract: Advisor

2

Example 1 (Assume Declining Interest Rates):

Step 1: Calculate Contract Value at End of Contract Year 3:

$10,000.00 * (1.045)[3] = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:

0.15 * $10,000.00 = $1,500

Step 3: Calculate the Withdrawal Charge:

=0.06 * ($10,000.00 - $1,500.00) = $510

Step 4: Calculate the Market Value Adjustment:

I=4.50% J=4.20% N = 730 days/365 days = 2

Market Value Adjustment Factor: 0.9 [I-(J + 0.0025)]*N = 0.9 * [0.045-(0.042 + 0.0025)] * 2 = 0.0009

Market Value Adjustment = Market Value Adjustment Factor * Amount Subject to Market Value Adjustment: =0.0009 * $11,411.66 = $10.27

Step 5: Calculate the amount received by a Contract owner as a result of full withdrawal at the end of Contract Year 3:

$11,411.66 - $510 + $10.27 = $10,911.93

Example 2 (Assume Rising Interest Rates):

Step 1: Calculate Contract Value at End of Contract Year 3:

$10,000.00 * (1.045)[3] = $11,411.66

Step 2: Calculate the Free Withdrawal Amount:

0.15 * $10,000.00 = $1,500.00

Step 3: Calculate the Withdrawal Charge: =

0.06 * ($10,000.00 - $1,500.00) = $510

Step 4: Calculate the Market Value Adjustment:

I=4.50% J=4.80% N = 730 days/365 days = 2

Market Value Adjustment Factor: 0.9 [I-(J + 0.0025)]*N = 0.9 * [0.045-(0.048 + 0.0025)] * (2) = -0.0009

Market Value Adjustment = Market Value Adjustment Factor * Amount Subject to Market Value Adjustment: =-0.0099 * $11,411.66 = $-112.98

Step 5: Calculate the amount received by a Contract owner as a result of full withdrawal at the end of Contract Year 3:

$11,411.66 - $510 - $112.98 = $10,788.68

These examples assume the election of the Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under other Contracts, such as the Advisor Plus and Advisor Preferred Contracts, which have different expenses and withdrawal charges. For more information about how Withdrawal Charges and Free Withdrawal Amounts under the Contracts are determined, please see the appropriate variable annuity contract prospectus.

3

SERVICES

SERVICE AGREEMENTS

We have primary responsibility for all administration of the Contracts and the Registered Separate Account. We  entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) pursuant to which PICA or an affiliate provides administrative services to the Registered Separate Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with SE2,  LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2, LLC provides certain business process outsourcing services with respect to the Contracts. SE2,  LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2025, consisted of the following:

•	Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601;

•	Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110;

•	O’Neil Digital Solutions, LLC (printing services) located at 3100 E Plano Pkwy Plano, TX, 75074-7423;

•	SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447;

•	Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618;

•	Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508;

•	Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108;

•	NTT DATA, Inc.(offshore, onshore, and nearshore) information and technology infrastructure support; application development, and application maintenance and support and staff augmentation) located at 7950 Legacy Drive, Suite 900, Plano, TX 75024

In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Registered Separate Account; and

•	preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence you send by regular mail to our service center should be sent to  P.O. Box 758566, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where the prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

4

OTHER SERVICE PROVIDERS

Custodian information for the Registrant is not applicable.

The statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I as of December 31, 2025 and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory-basis financial statements of Everlake Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report which expresses an unqualified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 111 S Wacker Dr., Chicago, IL.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

PURCHASE OF SECURITIES BEING OFFERED

The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. We offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws.

UNDERWRITER

Everlake Distributors, L.L.C. (“EDLLC”) serves as the principal underwriter and distributor of the Contract. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts are sold on a continuous basis, and there is no specific end date for the offering. EDLLC, a wholly owned subsidiary of Everlake Life Insurance Company, is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. EDLLC is not required to sell any specific number or dollar amount of securities. The principal address of EDLLC is 3100 Sanders Road, Northbrook, Illinois, 60062. EDLLC receives no compensation for its role as principal underwriter for these contracts.

ANNUITY PAYMENTS

CALCULATION OF VARIABLE INCOME PAYMENTS

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables. We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-account, less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-account is divided by the Annuity Unit Value for that Variable Sub-account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-accounts, each income payment from that Variable Sub-account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-account for the Valuation Date on which the income payment is made.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and

5

deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(1)	is the sum of:

(A)	the net asset value per share of the Portfolio underlying the Variable Sub-account determined at the end of the current Valuation Period; plus,

(B)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-account during the current Valuation Period;

(2)	is the net asset value per share of the Portfolio underlying the Variable Sub-account determined as of the end of the immediately preceding Valuation Period; and

(3)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-account invests. We calculate the Annuity Unit Value for each Variable Sub-account at the end of any Valuation Period by:

•	multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-account’s Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

The calculations discussed herein rely on the net investment factor and annuity unit calculations discussed in the Contract Value section of the Prospectus.

FINANCIAL STATEMENTS

The following financial statements are incorporated herein by reference:

•	The financial statements of Everlake Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, are incorporated herein by reference to the Everlake Life Insurance Company Financial Statements and Reports contained in Form N-VPFS for Everlake Life Variable Life Separate Account A (File No. 811-08173), filed on April 10, 2026.

•	The statements of net assets of each of the Sub-accounts comprising Everlake Financial Advisors Separate Account I as of December 31, 2025 and the statements of operations, statements of changes in net assets and financial highlights for each of the periods presented, are incorporated herein by reference to the Form N-VPFS for Everlake Financial Advisors Separate Account I (File No. 811-09327), filed on April 10, 2026.

The statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I as of December 31, 2025 and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory-basis financial statements of Everlake Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report which expresses an unqualified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 111 S Wacker Dr., Chicago, IL.

6

THE PUTNAM ADVISOR VARIABLE ANNUITIES CONTRACTS
Putnam Advisor, Putnam Advisor Plus, Putnam Advisor Preferred
(“Annuity” or “Contract”)

EVERLAKE LIFE INSURANCE COMPANY
(“Everlake Life”, “we”, “our”, the “Company”, or “us”)

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(the “Registered Separate Account”)

STATEMENT OF ADDITIONAL INFORMATION: Dated May 1, 2026

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THE PROSPECTUS DATED May 1, 2026 CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO P.O. BOX 758543, TOPEKA, KS 66675-8566 OR TELEPHONE 1-800-457-7617.

Putnam Advisor: C000020513
Putnam Advisor Plus: C000020519
Putnam Advisor Preferred: C000020521

1

GENERAL INFORMATION AND HISTORY

EVERLAKE LIFE INSURANCE COMPANY

The Depositor for the Everlake Financial Advisors Separate Account I is Everlake Life Insurance Company, formerly Allstate Life Insurance Company. Everlake Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. On November 1, 2021, Allstate Insurance Company completed its sale of Allstate Life Insurance Company to Everlake US Holdings Company, a Delaware corporation (the “Transaction”). As a result of the Transaction, Allstate Life Insurance Company changed its name to Everlake Life Insurance Company.

Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I

Everlake Life established the Everlake Financial Advisors Separate Account I in 1999 in the state of Illinois. The Registered Separate Account is registered with the Securities and Exchange Commission as a unit investment trust, which is a type of investment company. The street address for the Everlake Financial Advisors Separate Account I is 5801 SW 6th Ave., Topeka, KS 66606-0001 with a mailing address of P.O. Box 758543, Topeka, KS 66675-8566.

SERVICES

SERVICE AGREEMENTS

We have primary responsibility for all administration of the Contracts and the Registered Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) pursuant to which PICA or an affiliate provides administrative services to the Registered Separate Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with SE2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2, LLC provides certain business process outsourcing services with respect to the Contracts. SE2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2025, consisted of the following:

•	Donnelley Financial Solutions, formerly an RR Donnelley company (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601;

•	Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110;

•	O’Neil Digital Solutions, LLC (printing services) located at 3100 E Plano Pkwy Plano, TX, 75074-7423;

•	SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447;

•	Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618;

•	Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508;

•	Broadridge Customer Communications Central, LLC (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108;

•	NTT DATA, Inc.(offshore, onshore, and nearshore) information and technology infrastructure support; application development, and application maintenance and support and staff augmentation) located at 7950 Legacy Drive, Suite 900, Plano, TX 75024

In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Registered Separate Account; and

•	preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

2

Correspondence you send by regular mail to our service center should be sent to P.O. Box 758566, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where the prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

OTHER SERVICE PROVIDERS

Custodian information for the Registrant is not applicable.

The statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I as of December 31, 2025 and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory-basis financial statements of Everlake Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report which expresses an unqualified opinion on the statutory-basis financial statements and an adverse opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 111 S Wacker Dr., Chicago, IL.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

PURCHASE OF SECURITIES BEING OFFERED

The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract. We offered the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws.

UNDERWRITER

Everlake Distributors, L.L.C. (“EDLLC”) serves as the principal underwriter and distributor of the Contract. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts are sold on a continuous basis, and there is no specific end date for the offering. EDLLC, a wholly owned subsidiary of Everlake Life Insurance Company, is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. EDLLC is not required to sell any specific number or dollar amount of securities. The principal address of EDLLC is 3100 Sanders Road, Northbrook, Illinois, 60062. EDLLC receives no compensation for its role as principal underwriter for these contracts.

ANNUITY PAYMENTS

CALCULATION OF VARIABLE INCOME PAYMENTS

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables. We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-account, less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-account is divided by the Annuity Unit Value for that Variable Sub-account on the Payout Start Date. This determines the number of

3

Annuity Units from that Variable Sub-account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-accounts, each income payment from that Variable Sub-account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-account for the Valuation Date on which the income payment is made.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(1)	is the sum of:

(A)	the net asset value per share of the Portfolio underlying the Variable Sub-account determined at the end of the current Valuation Period; plus,

(B)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-account during the current Valuation Period;

(2)	is the net asset value per share of the Portfolio underlying the Variable Sub-account determined as of the end of the immediately preceding Valuation Period; and

(3)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-account invests. We calculate the Annuity Unit Value for each Variable Sub-account at the end of any Valuation Period by:

•	multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-account’s Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

The calculations discussed herein rely on the net investment factor and annuity unit calculations discussed in the Contract Value section of the Prospectus.

FINANCIAL STATEMENTS

The following financial statements are incorporated herein by reference:

•	The financial statements of Everlake Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, are incorporated herein by reference to the Everlake Life Insurance Company Financial Statements and Reports contained in Form N-VPFS for Everlake Life Variable Life Separate Account A (File No. 811-08173), filed on April 10, 2026.

•	The statements of net assets of each of the Sub-accounts comprising Everlake Financial Advisors Separate Account I as of December 31, 2025 and the statements of operations, statements of changes in net assets and financial highlights for each of the periods presented, are incorporated herein by reference to the Form N-VPFS for Everlake Financial Advisors Separate Account I (File No. 811-09327), filed on April 10, 2026.

The statements of net assets for each of the sub-accounts of Everlake Financial Advisors Separate Account I as of December 31, 2025 and the related statements of operations, the statements of changes in net assets and financial highlights for each of the periods presented, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements and financial highlights are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory-basis financial statements of Everlake Life Insurance Company as of December 31, 2025 and 2024, and for each of the three years in the period ended December 31, 2025, incorporated by reference in this Registration Statement, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report which expresses an unqualified opinion on the statutory-basis financial statements and an adverse

4

opinion on accounting principles generally accepted in the United States of America. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 111 S Wacker Dr., Chicago, IL.

5

PART C
333-114561; 333-290879
OTHER INFORMATION

ITEM 27. EXHIBITS:

As a result of the sale on November 1, 2021, by Allstate Insurance Company of Allstate Life Insurance Company and Allstate Distributors, LLC, to Everlake US Holdings Company, a Delaware corporation, Allstate Life Insurance Company changed its name to Everlake Life Insurance Company (“Everlake Life”) and Allstate Distributors, LLC changed its name to Everlake Distributors, LLC (“Everlake Distributors” or “EDLLC”). Accordingly, references in the exhibits below to “Allstate Life” and “Allstate Distributors” are solely for historical purposes and should be read to refer to Everlake Life and Everlake Distributors, respectively, as applicable. In addition, certain other exhibits are retained for historical reference.

(a)(1)

Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to Depositor’s Form N-4 registration statement (SEC File No. 333-72017) dated February 9, 1999.)

(a)(2)

Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant’s Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(a)(3)

Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant’s Form N-4 Initial Registration Statement (SEC File No. 333-114561) dated April 19, 2004.)

(b)	Not Applicable.
(c)(1)

Underwriting Agreement with Allstate Distributors, LLC (ALFS, Inc., formerly known as Allstate Life Financial Services, Inc., merged with and into Allstate Distributors, LLC effective September 1, 2011) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor’s Form N-4 registration statement (SEC File No. 333-72017) dated April 16, 1999.)

(c)(2)

Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporate herein by reference to Pre-Effective Amendment No. 1 to Depositor’s Form N-4 registration statement (SEC File No. 333-31288) dated April 27, 2000.)

(c)(3)

Underwriting Agreement between Everlake Life Insurance Company, in its capacity as successor in interest to Glenbrook Life and Annuity Company, and Everlake Distributors, LLC (successor in interest to ALFS, Inc.) effective January 1, 1997. Filed Herewith.

(c)(4)

Underwriting Agreement among Everlake Life Insurance Company and Allstate Financial Advisors Separate Account I and Everlake Distributors, LLC (successor in interest to ALFS, Inc.) effective July 26, 1999. Filed Herewith.

(c)(5)	Principal Underwriting Agreement between Everlake Life Insurance Company and Everlake Distributors, LLC (successor in interest to ALFS, Inc.) effective January 1, 2005. Filed Herewith.
(c)(6)	Amendment to Principal Underwriting Agreement between Everlake Life Insurance Company and Everlake Distributors, LLC effective April 28, 2008. Filed Herewith.
(c)(7)

Amended and Restated Principal Underwriting Agreement, dated June 1, 2006, by and between Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to the Form S-3 Registration Statement of Allstate Life Insurance Company (SEC File No. 333-169382) dated September 15, 2010).

(c)(8)

Amendment to Principal Underwriting Agreement between Everlake Life Insurance Company and Everlake Distributors, LLC, made and entered into on January 12, 2022 (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-1 Registration Statement of Everlake Life Insurance Company (SEC File No. 333-237708) dated March 30, 2022).

(d)(1)

Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated February 29, 2000.)

(d)(2)

Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 3 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated February 2, 2001.)

(d)(3)

Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated February 2, 2001.)

(d)(4)

Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 6 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated April 30, 2002.)

(d)(5)

Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(6)

Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(7)

Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(8)

Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(9)

Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(10)

Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(11)

Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(12)

Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(13)

Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(14)

Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(15)

Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(16)

Form of Amendatory Endorsement for Charitable Remainder Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(17)

Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(18)

Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No.11 to Form N-4 Registration Statement (SEC File No. 333-72017) dated June 10, 2002.)

(d)(19)

Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated December 19, 2003.)

(d)(20)	Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)
(d)(21)	Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)
(d)(22)	Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)
(d)(23)	Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114561) dated April 18, 2006.)
(d)(24)	Form of SureIncome for Life Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114561) dated April 18, 2006.)
(e)(1)

Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated February 29, 2000.)

(e)(2)

Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated June 10, 2002.)

(e)(3)

Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated December 19, 2003.)

(e)(4)

Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114561) dated September 14, 2004.)

(e)(5)

Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-114561) dated December 29, 2004.)

(e)(6)

Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (SEC File No. 333-114561) dated April 25, 2005.)

(e)(7)

Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (SEC File No. 333-114561) dated April 18, 2006.)

(f)(1)

Amended and Restated Articles of Incorporation of Allstate Life Insurance Company dated November 8, 2021 (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-1 Registration Statement of Everlake Life Insurance Company (SEC File No. 333-237708) dated March 30, 2022).

(f)(2)

By-Laws of Everlake Life Insurance Company dated November 1, 2021 (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-1 Registration Statement of Everlake Life Insurance Company (SEC File No. 333-237708) dated March 30, 2022).

(g)

Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(h)(1)

Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated April 27, 2000.)

(h)(2)

Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(3)

Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company (“LSA Participation Agreement”) (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(4)

Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(5)

Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor’s Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(h)(6)

Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(7)

Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company (“Van Kampen LIT Participation Agreement”) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(h)(8)

Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-31288) dated September 23, 2002.)

(h)(9)

Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor’s Form N-4 Registration Statement (SEC File No. 333-64254) dated September 7, 2001.)

(h)(10)

Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor’s Form N-4 Registration Statement (SEC File No. 333-102934) dated February 3, 2003.)

(h)(11)

Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-114561) dated September 14, 2004.)

(i)(1)

The Administrative Services Agreement between Allstate Life Insurance Company and The Prudential Insurance Company of America (Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement (SEC File No. 333-114562) dated February 26, 2021).

(i)(2)

The Master Services Agreement between The Prudential Insurance Company of America and se2, Inc. (Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement (SEC File No. 333-114562) dated February 26, 2021).

(i)(3)	Administrative Services Agreement between EDLLC and ELIC, effective January 1, 2000. Filed Herewith.

(i)(4)

Expense Sharing and Services Agreement, dated November 1, 2021, by and among Everlake Holdings, LP, Everlake US Parent Company, Everlake US Holdings Company, Everlake Reinsurance Limited, Everlake Services Company, Everlake Life Insurance Company, Everlake Assurance Company, Everlake Life Insurance Company Reinsurance Company, Everlake Assignment Company, Everlake Settlement Corporation, Everlake International Assignments, Ltd., Everlake Distributors, LLC, AIMCO Private Fund I Holdings, LLC, AIMCO Private Fund I, LLC, as amended effective November 1, 2021. Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-1 Registration Statement of Everlake Life Insurance Company, SEC File No. 333-237708, filed on March 30, 2022.

(j)	Not Applicable.
(k)	Opinion and consent of General Counsel. Filed Herewith.
(l)(1)	Consent of Independent Registered Public Accounting Firm. Filed Herewith.
(l)(2)	Consent of Independent Auditors. Filed Herewith.
(m)	Not Applicable.
(n)	Not Applicable.
(o)	Not Applicable.
(p)	Powers of Attorney for Angela Fontana, Laurie Harris, Michael Hartt, Michael Hovey, Johnny Johns, Ted Johnson, Tyler (Doney) Largey, Philip Sherrill, Susan Voss, and Bonnie Wasgatt. Filed Herewith.
(q)	Not Applicable.
(r)	Not Applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE INSURANCE COMPANY:

Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Suite 303,  Northbrook, IL 60062.

NAME	POSITION AND OFFICES WITH INSURANCE COMPANY
Rebecca Baldwin	Vice President
Beth Drinan	Vice President and Head of Internal Audit
Sonya Ekart	Vice President and Assistant Secretary
Angela Fontana	Director, Senior Vice President, Chief Legal Officer and Secretary
Michael Gambler	Head of Information Security
Laurie Harris	Director
Michael Hartt	Senior Vice President and Chief Accounting Officer
Michael Hovey	Director and Chairman of the Board
Christine Husted	Senior Vice President, Treasurer, and Head of Investment Strategy & Operations
Johnny Johns	Director
Ted Johnson	Director, Senior Vice President and Chief Financial Officer
Rebecca Kennedy	Senior Vice President and Chief Operations Officer
Tracy Kirchhoff	Chief Compliance, Ethics and Privacy Officer
Tyler (Doney) Largey	Director, President and Chief Executive Officer
Steven Napoli	Illustration Actuary
Theresa Resnick	Senior Vice President and Actuary
Philip Sherrill	Director
Jeremy Vessels	Senior Vice President and Chief Development Officer
Susan Voss	Director
Bonnie Wasgatt	Director
Yiping Yang	Appointed Actuary, Senior Vice President and Chief Actuary
Rui Zhang	Senior Vice President and Chief Risk Officer
Alexandros Zoppos	Senior Vice President and Chief Technology Officer

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT:

Organizational Chart

Joint Shareholder Committee (Everlake US Holdings Company)
Direct and Indirect delegation of all authority that the shareholders of Everlake US Holdings Company would have had as shareholders to the Joint Shareholder Committee.
Everlake Holdings, LP (Cayman Islands)
Everlake US Parent Company (Delaware)
Everlake US Holdings Company (Delaware)
Everlake Services Company (Delaware)
Everlake Life Insurance Company (Illinois)
Everlake Reinsurance Limited (Cayman Islands)
ELIC Reinsurance Company (South Carolina)
Everlake Assignment Company (Nebraska)
Everlake International Assignments, Ltd. (Delaware)
Everlake Settlement Corporation (Nebraska)
Everlake Private Fund I, LLC (Delaware)
Everlake Private Fund I Holding, LLC (Delaware)
Everlake Assurance Company (Illinois)
Everlake Distributors, LLC (Delaware)

Everlake Life Insurance Company is a life insurance company organized under the laws of the State of Illinois (“Everlake Life”) and is a direct wholly owned subsidiary of Everlake US Holdings Company, a holding company incorporated in the state of Delaware. Everlake US Holdings Company is a direct wholly owned subsidiary of Everlake US Parent Company, a holding company incorporated in the state of Delaware, which is a direct wholly owned subsidiary of Everlake Holdings, LP, a Cayman Islands limited partnership, whose general partner is Blackstone ISG Investment Partners – A Management Associates (Cayman) – NQ L.P., a Cayman Islands exempted limited partnership (“BISG Management Associates”). BISG Management Associates is an indirect subsidiary of Blackstone Inc., a Delaware corporation, which is a publicly traded company listed on the New York Stock Exchange under the ticker symbol “BX” (“Blackstone”). Pursuant to the terms of the Joint Shareholder Committee Agreement, dated November 1, 2021 (as amended, the “Joint Shareholder Committee Agreement”), Everlake US Holdings Company, Everlake US Parent Company, Everlake Holdings, LP, BISG Management Associates and the other entities that otherwise would directly or indirectly control Everlake US Holdings Company, including Blackstone (collectively, the “Delegating Persons”), established and delegated all authority that the shareholders of Everlake US Holdings Company would have had as shareholders to a joint shareholder committee (the “Shareholder Committee”) comprised of three employees of Blackstone with the title of managing director or any equivalent or senior title. The Shareholder Committee possesses and is entitled to exercise rights attendant to the shares of Everlake US Holdings Company held by the Delegating Persons and, as such, its primary role is to consider and vote on matters appropriate for Everlake US Holdings Company’s shareholders, including the election of members of Everlake US Holding Company’s Board of Directors.

ITEM 30. INDEMNIFICATION:

The Amended and Restated Bylaws of Everlake Life Insurance Company provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. Everlake Life has obtained directors and officers liability insurance which insures against certain liabilities that the directors and officers of Everlake Life and its subsidiaries, may, in such capacities, incur.

The By-Laws of  EDLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney’s fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the Amended and Restated Principal Underwriting Agreement with EDLLC, Everlake Life agrees to indemnify Distributors for any liability that it may incur to a contract owner or party-in-interest under a contract covered by the agreement: (a) arising out of any act or omission in the course of or in connection with rendering services under this Agreement; or (b) arising out of the purchase, retention or surrender of a contract; provided, however that Everlake Life will not indemnify EDLLC for any such liability that results from the willful misfeasance, bad faith or gross negligence of EDLLC or from the reckless disregard by EDLLC of its duties and obligations arising under this Agreement.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Everlake Life pursuant to the foregoing provisions, or otherwise, Everlake Life has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by Everlake Life of expenses incurred by a director, officer or controlling person of Everlake Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Everlake Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Everlake Distributors serves as principal underwriter and distributor of the securities of the following investment companies:

•	Lincoln Benefit Life Variable Annuity Account

•	Lincoln Benefit Life Variable Life Account

•	Everlake Assurance Company Variable Life Separate Account

•	Everlake Financial Advisors Separate Account I

•	Everlake Life Insurance Company Variable Annuity Separate Account C

•	Everlake Life Variable Life Separate Account A

(b) The directors and officers of EDLLC, the principal underwriter for the contracts described in this registration statement (“Contracts”), are as follows:

Name	Position and Offices with Underwriter
Sonya Ekart	Vice President and Assistant Secretary
Angela Fontana	Manager, Senior Vice President, Chief Legal Officer and Secretary
Julie Harrigan	Treasurer, Controller & Financial and Operations Principal (FINOP)
Michael Hartt	Senior Vice President and Chief Accounting Officer
Christine Husted	Senior Vice President and Assistant Treasurer
Patrick Jeneske	Chief Compliance Officer
Rebecca Kennedy	Manager, President and Chief Executive Officer
Tracy Kirchhoff	AML Officer
Tyler (Doney) Largey	Manager and Chairman of the Board

The principal business address of each of the officers and directors is 3100 Sanders Road, Suite 303,  Northbrook, IL 60062.

(c) Compensation from the Registrant

The following commissions and other compensation were received by Everlake Distributors, the principal underwriter of the Contracts, directly or indirectly, from the Registrant for the year ended December 31, 2025.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Everlake Distributors, LLC	N/A	N/A	$0	N/A

ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT:

(a) As of December 31, 2025:

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Linked Option and/or Fixed Option subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract
Advisor Preferred	701	$2,153,673.00	0	$1,468,460.00	$-15,744,679.00	Yes

(b) Not Applicable.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS:

Everlake Life and EDLLC are both located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 33. MANAGEMENT SERVICES:

None.

ITEM 34. FEE REPRESENTATION AND UNDERTAKINGS:

Everlake Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Everlake Life under the Contracts.

With regard to the offering of the Fixed Account Options under this registration statement, the Company undertakes:

(1)	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and

(2)	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has  duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, all in the Township of  Northfield, and State of Illinois, on this  13th day of April, 2026.

EVERLAKE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTERED SEPARATE ACCOUNT)
By:	/s/ Angela K. Fontana
Angela K. Fontana Director, Senior Vice President, Chief Legal Officer and Secretary
EVERLAKE LIFE INSURANCE COMPANY (INSURANCE COMPANY)
By:	/s/ Angela K. Fontana
Angela K. Fontana Director, Senior Vice President, Chief Legal Officer and Secretary

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on this 13th day of April, 2026.

/s/ Angela K. Fontana Angela K. Fontana	Director, Senior Vice President, Chief Legal Officer and Secretary
*/ Laurie L. Harris Laurie L. Harris	Director
*/ Michael Hartt Michael Hartt	Senior Vice President and Chief Accounting Officer
*/ Michael W. Hovey Michael W. Hovey	Director
*/ Johnny Johns Johnny Johns	Director
*/ Ted M. Johnson Ted M. Johnson	Director, Senior Vice President and Chief Financial Officer
*/ Tyler E. Largey Tyler E. Largey	Director, President and Chief Executive Officer
*/ Philip Sherrill Philip Sherrill	Director
*/ Susan E. Voss Susan E. Voss	Director
*/ Bonnie G. Wasgatt Bonnie G. Wasgatt	Director
*	/By: /s/ Angela K. Fontana, on behalf of those indicated pursuant to Power of Attorney.